UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03599

Name of Registrant: The Royce Fund

Address of Registrant: One Madison Avenue

New York, NY 10010

Name and address of agent for service: John E. Denneen, Esq. One Madison Avenue New York, NY 10010

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: December 31, 2024

Date of reporting period: January 1, 2025 – June 30, 2025

Item 1. Reports to Shareholders.

The Royce Funds	June 30, 2025
Royce Small-Cap Fund Consultant Class—RYPCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Consultant Class	$98	1.98%
¹Annualized

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$1,723
Number of Holdings	279
Portfolio Turnover Rate	21%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Arcosa	2.0
SEI Investments	1.6
E-L Financial	1.6
Air Lease Cl. A	1.5
Assured Guaranty	1.5
Haemonetics Corporation	1.4
Element Solutions	1.4
PAR Technology	1.4
Cirrus Logic	1.1
TMX Group	1.1

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	PMF-CC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Fund Investment Class—PENNX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Investment Class	$47	0.96%
¹Annualized

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$1,723
Number of Holdings	279
Portfolio Turnover Rate	21%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Arcosa	2.0
SEI Investments	1.6
E-L Financial	1.6
Air Lease Cl. A	1.5
Assured Guaranty	1.5
Haemonetics Corporation	1.4
Element Solutions	1.4
PAR Technology	1.4
Cirrus Logic	1.1
TMX Group	1.1

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	PMF-IC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Fund Institutional Class—RPMIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Institutional Class	$45	0.91%
¹Annualized

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$1,723
Number of Holdings	279
Portfolio Turnover Rate	21%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Arcosa	2.0
SEI Investments	1.6
E-L Financial	1.6
Air Lease Cl. A	1.5
Assured Guaranty	1.5
Haemonetics Corporation	1.4
Element Solutions	1.4
PAR Technology	1.4
Cirrus Logic	1.1
TMX Group	1.1

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	PMF-INC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Fund Service Class—RYPFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Service Class	$64	1.30%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$1,723
Number of Holdings	279
Portfolio Turnover Rate	21%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Arcosa	2.0
SEI Investments	1.6
E-L Financial	1.6
Air Lease Cl. A	1.5
Assured Guaranty	1.5
Haemonetics Corporation	1.4
Element Solutions	1.4
PAR Technology	1.4
Cirrus Logic	1.1
TMX Group	1.1

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	PMF-SC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce SMid-Cap Total Return Fund (formerly Royce Dividend Value Fund) Investment Class—RDVIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce SMid-Cap Total Return Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce SMid-Cap Total Return Fund—Investment Class	$54	1.09%

1Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$67
Number of Holdings	46
Portfolio Turnover Rate	24%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
FTAI Aviation	3.6
MSC Industrial Direct Cl. A	3.5
Kyndryl Holdings	3.5
Advance Auto Parts	3.5
Academy Sports & Outdoors	3.5
Assured Guaranty	3.4
Vontier Corporation	3.1
Sapiens International	3.0
RenaissanceRe Holdings	3.0
SEI Investments	2.9

Portfolio Sector Breakdown

1

ROYCE SMID-CAP TOTAL RETURN FUND—INVESTMENT CLASS (RDVIX)	Semiannual Shareholder Report—June 30, 2025

How Has the Fund Changed?

Effective May 1, 2025, the Russell 2500 Value® Index replaced the Russell 2000® Index as a securities market index for performance comparison purposes.

Effective July 1, 2025, the following additional changes were implemented:

•	the Fund’s name changed from Royce Dividend Value Fund to Royce SMid-Cap Total Return Fund;

•	the Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of “smid-cap companies” (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2500® Index at the time of its most recent reconstitution); and

•	the Fund invests, under normal circumstances, at least: (i) 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders; and (ii) 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases).

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RDV-IC-STSR-0625	2

The Royce Funds	June 30, 2025
Royce SMid-Cap Total Return Fund (formerly Royce Dividend Value Fund) Service Class—RYDVX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce SMid-Cap Total Return Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce SMid-Cap Total Return Fund—Service Class	$66	1.34%

¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$67
Number of Holdings	46
Portfolio Turnover Rate	24%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
FTAI Aviation	3.6
MSC Industrial Direct Cl. A	3.5
Kyndryl Holdings	3.5
Advance Auto Parts	3.5
Academy Sports & Outdoors	3.5
Assured Guaranty	3.4
Vontier Corporation	3.1
Sapiens International	3.0
RenaissanceRe Holdings	3.0
SEI Investments	2.9

Portfolio Sector Breakdown

ROYCE SMID-CAP TOTAL RETURN FUND—SERVICE CLASS (RYDVX)	Semiannual Shareholder Report—June 30, 2025

How Has the Fund Changed?

Effective May 1, 2025, the Russell 2500 Value® Index replaced the Russell 2000® Index as a securities market index for performance comparison purposes.

Effective July 1, 2025, the following additional changes were implemented:

•	the Fund’s name changed from Royce Dividend Value Fund to Royce SMid-Cap Total Return Fund;

•	the Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of “smid-cap companies” (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2500® Index at the time of its most recent reconstitution); and

•	the Fund invests, under normal circumstances, at least: (i) 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders; and (ii) 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases).

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RDV-SC-STSR-0625	2

The Royce Funds	June 30, 2025

Royce International Premier Fund Investment Class—RIPNX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Investment Class	$64	1.19%

1Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$133
Number of Holdings	56
Portfolio Turnover Rate	11%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions		Country Breakdown[1,2]
NICE Information Service	3.9	Japan	21.2
Maruwa	2.8	United Kingdom	17.3
Rightmove	2.6	France	8.8
Ashtead Technology Holdings	2.5	Switzerland	6.1
Gaztransport Et Technigaz	2.5	Australia	5.7
OBIC Business Consultants	2.5	Germany	5.4
Halma	2.5	Italy	4.3
CTS Eventim AG & Co.	2.4	Sweden	3.9
DiscoverIE Group	2.4	South Korea	3.9
Zuken	2.4	[1]Represents countries that are 3% or more of net assets.
		[2]Securities are categorized by the country of their headquarters.

 Portfolio Sector Breakdown

ROYCE INTERNATIONAL PREMIER FUND—INVESTMENT CLASS (RIPNX)	Semiannual Shareholder Report—June 30, 2025

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RIP-IC-STSR-0625	2

The Royce Funds	June 30, 2025
Royce International Premier Fund Institutional Class—RIPIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Institutional Class	$56	1.04%

1Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$133
Number of Holdings	56
Portfolio Turnover Rate	11%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions		Country Breakdown[1,2]
NICE Information Service	3.9	Japan	21.2
Maruwa	2.8	United Kingdom	17.3
Rightmove	2.6	France	8.8
Ashtead Technology Holdings	2.5	Switzerland	6.1
Gaztransport Et Technigaz	2.5	Australia	5.7
OBIC Business Consultants	2.5	Germany	5.4
Halma	2.5	Italy	4.3
CTS Eventim AG & Co.	2.4	Sweden	3.9
DiscoverIE Group	2.4	South Korea	3.9
Zuken	2.4	[1]Represents countries that are 3% or more of net assets.
		[2]Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

ROYCE INTERNATIONAL PREMIER FUND—INSTITUTIONAL CLASS (RIPIX)	Semiannual Shareholder Report—June 30, 2025

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RIP-INC-STSR-0625	2

The Royce Funds	June 30, 2025
Royce International Premier Fund Service Class—RYIPX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Service Class	$77	1.44%

1Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$133
Number of Holdings	56
Portfolio Turnover Rate	11%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions		Country Breakdown[1,2]
NICE Information Service	3.9	Japan	21.2
Maruwa	2.8	United Kingdom	17.3
Rightmove	2.6	France	8.8
Ashtead Technology Holdings	2.5	Switzerland	6.1
Gaztransport Et Technigaz	2.5	Australia	5.7
OBIC Business Consultants	2.5	Germany	5.4
Halma	2.5	Italy	4.3
CTS Eventim AG & Co.	2.4	Sweden	3.9
DiscoverIE Group	2.4	South Korea	3.9
Zuken	2.4	[1]Represents countries that are 3% or more of net assets.
		[2]Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

ROYCE INTERNATIONAL PREMIER FUND—SERVICE CLASS (RYIPX)	Semiannual Shareholder Report—June 30, 2025

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RIP-SC-STSR-0625	2

The Royce Funds	June 30, 2025
Royce Micro-Cap Fund Consultant Class—RYMCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Micro-Cap Fund—Consultant Class	$110	2.24%
[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$282
Number of Holdings	153
Portfolio Turnover Rate	24%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Magnite	1.4
Bel Fuse Cl. B	1.3
Sprott	1.3
American Superconductor	1.2
Graham Corporation	1.2
Natural Gas Services Group	1.2
Digi International	1.2
CECO Environmental	1.1
Lincoln Educational Services	1.1
NPK International	1.1

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and "GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RMC-CC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Micro-Cap Fund Investment Class—RYOTX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Micro-Cap Fund—Investment Class	$61	1.24%
[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$282
Number of Holdings	153
Portfolio Turnover Rate	24%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Magnite	1.4
Bel Fuse Cl. B	1.3
Sprott	1.3
American Superconductor	1.2
Graham Corporation	1.2
Natural Gas Services Group	1.2
Digi International	1.2
CECO Environmental	1.1
Lincoln Educational Services	1.1
NPK International	1.1

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P") and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RMC-IC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Micro-Cap Fund Service Class—RMCFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Micro-Cap Fund—Service Class	$73	1.49%
[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$282
Number of Holdings	153
Portfolio Turnover Rate	24%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Magnite	1.4
Bel Fuse Cl. B	1.3
Sprott	1.3
American Superconductor	1.2
Graham Corporation	1.2
Natural Gas Services Group	1.2
Digi International	1.2
CECO Environmental	1.1
Lincoln Educational Services	1.1
NPK International	1.1

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RMC-SC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Opportunity Fund Consultant Class—ROFCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Consultant Class	$109	2.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$1,034
Number of Holdings	217
Portfolio Turnover Rate	23%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Kyndryl Holdings	0.8
CECO Environmental	0.8
Primoris Services	0.8
Knowles Corporation	0.8
Leonardo DRS	0.8
Orion Group Holdings	0.8
Aviat Networks	0.8
Victory Capital Holdings Cl. A	0.8
BWX Technologies	0.8
Applied Optoelectronics	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	ROF-CC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Opportunity Fund Investment Class—RYPNX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Investment Class	$61	1.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$1,034
Number of Holdings	217
Portfolio Turnover Rate	23%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Kyndryl Holdings	0.8
CECO Environmental	0.8
Primoris Services	0.8
Knowles Corporation	0.8
Leonardo DRS	0.8
Orion Group Holdings	0.8
Aviat Networks	0.8
Victory Capital Holdings Cl. A	0.8
BWX Technologies	0.8
Applied Optoelectronics	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	ROF-IC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Opportunity Fund Institutional Class—ROFIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Institutional Class	$56	1.14%
¹Annualized

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$1,034
Number of Holdings	217
Portfolio Turnover Rate	23%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Kyndryl Holdings	0.8
CECO Environmental	0.8
Primoris Services	0.8
Knowles Corporation	0.8
Leonardo DRS	0.8
Orion Group Holdings	0.8
Aviat Networks	0.8
Victory Capital Holdings Cl. A	0.8
BWX Technologies	0.8
Applied Optoelectronics	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	ROF-INC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Opportunity Fund R Class—ROFRX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—R Class	$93	1.90%
¹Annualized

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$1,034
Number of Holdings	217
Portfolio Turnover Rate	23%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Kyndryl Holdings	0.8
CECO Environmental	0.8
Primoris Services	0.8
Knowles Corporation	0.8
Leonardo DRS	0.8
Orion Group Holdings	0.8
Aviat Networks	0.8
Victory Capital Holdings Cl. A	0.8
BWX Technologies	0.8
Applied Optoelectronics	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	ROF-RC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Opportunity Fund Service Class—RYOFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Service Class	$73	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$1,034
Number of Holdings	217
Portfolio Turnover Rate	23%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Kyndryl Holdings	0.8
CECO Environmental	0.8
Primoris Services	0.8
Knowles Corporation	0.8
Leonardo DRS	0.8
Orion Group Holdings	0.8
Aviat Networks	0.8
Victory Capital Holdings Cl. A	0.8
BWX Technologies	0.8
Applied Optoelectronics	0.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	ROF-SC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Premier Fund Consultant Class—RPRCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Consultant Class	$110	2.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$1,052
Number of Holdings	52
Portfolio Turnover Rate	15%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
SEI Investments	3.6
MKS	3.6
Stella-Jones	3.5
Arcosa	3.2
FirstService Corporation	3.2
TMX Group	3.1
JBT Marel	3.1
RB Global	3.1
Reliance	2.9
Haemonetics Corporation	2.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RPR-CC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Premier Fund Investment Class—RYPRX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Investment Class	$60	1.22%
¹Annualized

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$1,052
Number of Holdings	52
Portfolio Turnover Rate	15%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
SEI Investments	3.6
MKS	3.6
Stella-Jones	3.5
Arcosa	3.2
FirstService Corporation	3.2
TMX Group	3.1
JBT Marel	3.1
RB Global	3.1
Reliance	2.9
Haemonetics Corporation	2.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RPR-IC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Premier Fund Institutional Class—RPFIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Institutional Class	$57	1.16%
¹Annualized

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$1,052
Number of Holdings	52
Portfolio Turnover Rate	15%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
SEI Investments	3.6
MKS	3.6
Stella-Jones	3.5
Arcosa	3.2
FirstService Corporation	3.2
TMX Group	3.1
JBT Marel	3.1
RB Global	3.1
Reliance	2.9
Haemonetics Corporation	2.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RPR-INC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Premier Fund Service Class—RPFFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Service Class	$74	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$1,052
Number of Holdings	52
Portfolio Turnover Rate	15%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
SEI Investments	3.6
MKS	3.6
Stella-Jones	3.5
Arcosa	3.2
FirstService Corporation	3.2
TMX Group	3.1
JBT Marel	3.1
RB Global	3.1
Reliance	2.9
Haemonetics Corporation	2.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RPR-SC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Special Equity Fund Consultant Class—RSQCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Consultant Class	$107	2.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$489
Number of Holdings	30
Portfolio Turnover Rate	3%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Mueller Industries	6.8
Standard Motor Products	6.4
TEGNA	6.4
Vishay Intertechnology	4.9
Ingles Markets Cl. A	4.5
Ennis	4.5
NVE Corporation	4.2
Movado Group	4.2
Diamond Hill Investment Group	4.1
Oil-Dri Corporation of America	3.3

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RSE-CC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Special Equity Fund Investment Class—RYSEX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Investment Class	$60	1.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$489
Number of Holdings	30
Portfolio Turnover Rate	3%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Mueller Industries	6.8
Standard Motor Products	6.4
TEGNA	6.4
Vishay Intertechnology	4.9
Ingles Markets Cl. A	4.5
Ennis	4.5
NVE Corporation	4.2
Movado Group	4.2
Diamond Hill Investment Group	4.1
Oil-Dri Corporation of America	3.3

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RSE-IC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Special Equity Fund Institutional Class—RSEIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Institutional Class	$57	1.18%
¹Annualized

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$489
Number of Holdings	30
Portfolio Turnover Rate	3%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Mueller Industries	6.8
Standard Motor Products	6.4
TEGNA	6.4
Vishay Intertechnology	4.9
Ingles Markets Cl. A	4.5
Ennis	4.5
NVE Corporation	4.2
Movado Group	4.2
Diamond Hill Investment Group	4.1
Oil-Dri Corporation of America	3.3

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RSE-INC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Special Equity Fund Service Class—RSEFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Service Class	$72	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$489
Number of Holdings	30
Portfolio Turnover Rate	3%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Mueller Industries	6.8
Standard Motor Products	6.4
TEGNA	6.4
Vishay Intertechnology	4.9
Ingles Markets Cl. A	4.5
Ennis	4.5
NVE Corporation	4.2
Movado Group	4.2
Diamond Hill Investment Group	4.1
Oil-Dri Corporation of America	3.3

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RSE-SC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Total Return Fund Consultant Class—RYTCX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Consultant Class	$106	2.17%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$922
Number of Holdings	63
Portfolio Turnover Rate	30%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Academy Sports & Outdoors	3.1
International General Insurance Holdings	2.9
MSC Industrial Direct Cl. A	2.8
Assured Guaranty	2.8
Hackett Group (The)	2.8
Advance Auto Parts	2.7
Healthcare Services Group	2.6
Barrett Business Services	2.5
Kyndryl Holdings	2.3
Vontier Corporation	2.3

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-CC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Total Return Fund Investment Class—RYTRX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Investment Class	$56	1.14%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$922
Number of Holdings	63
Portfolio Turnover Rate	30%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Academy Sports & Outdoors	3.1
International General Insurance Holdings	2.9
MSC Industrial Direct Cl. A	2.8
Assured Guaranty	2.8
Hackett Group (The)	2.8
Advance Auto Parts	2.7
Healthcare Services Group	2.6
Barrett Business Services	2.5
Kyndryl Holdings	2.3
Vontier Corporation	2.3

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-IC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Total Return Fund Institutional Class—RTRIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Institutional Class	$50	1.02%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$922
Number of Holdings	63
Portfolio Turnover Rate	30%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Academy Sports & Outdoors	3.1
International General Insurance Holdings	2.9
MSC Industrial Direct Cl. A	2.8
Assured Guaranty	2.8
Hackett Group (The)	2.8
Advance Auto Parts	2.7
Healthcare Services Group	2.6
Barrett Business Services	2.5
Kyndryl Holdings	2.3
Vontier Corporation	2.3

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-INC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Total Return Fund R Class—RTRRX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—R Class	$90	1.84%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$922
Number of Holdings	63
Portfolio Turnover Rate	30%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Academy Sports & Outdoors	3.1
International General Insurance Holdings	2.9
MSC Industrial Direct Cl. A	2.8
Assured Guaranty	2.8
Hackett Group (The)	2.8
Advance Auto Parts	2.7
Healthcare Services Group	2.6
Barrett Business Services	2.5
Kyndryl Holdings	2.3
Vontier Corporation	2.3

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-RC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Total Return Fund Service Class—RYTFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Service Class	$73	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$922
Number of Holdings	63
Portfolio Turnover Rate	30%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Academy Sports & Outdoors	3.1
International General Insurance Holdings	2.9
MSC Industrial Direct Cl. A	2.8
Assured Guaranty	2.8
Hackett Group (The)	2.8
Advance Auto Parts	2.7
Healthcare Services Group	2.6
Barrett Business Services	2.5
Kyndryl Holdings	2.3
Vontier Corporation	2.3

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RTR-SC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Smaller-Companies Growth Fund Investment Class—RVPHX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Investment Class	$53	1.02%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$193
Number of Holdings	72
Portfolio Turnover Rate	32%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Limbach Holdings	2.9
ACV Auctions Cl. A	2.8
AeroVironment	2.7
Mirion Technologies Cl. A	2.6
Guardian Pharmacy Services Cl. A	2.4
JFrog	2.3
Impinj	2.3
Life Time Group Holdings	2.2
Agilysys	2.2
Seacoast Banking Corporation of Florida	2.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVP-IC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Smaller-Companies Growth Fund Institutional Class—RVPIX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Institutional Class	$52	1.02%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$193
Number of Holdings	72
Portfolio Turnover Rate	32%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Limbach Holdings	2.9
ACV Auctions Cl. A	2.8
AeroVironment	2.7
Mirion Technologies Cl. A	2.6
Guardian Pharmacy Services Cl. A	2.4
JFrog	2.3
Impinj	2.3
Life Time Group Holdings	2.2
Agilysys	2.2
Seacoast Banking Corporation of Florida	2.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVP-INC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Smaller-Companies Growth Fund Service Class—RYVPX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Service Class	$75	1.45%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$193
Number of Holdings	72
Portfolio Turnover Rate	32%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Limbach Holdings	2.9
ACV Auctions Cl. A	2.8
AeroVironment	2.7
Mirion Technologies Cl. A	2.6
Guardian Pharmacy Services Cl. A	2.4
JFrog	2.3
Impinj	2.3
Life Time Group Holdings	2.2
Agilysys	2.2
Seacoast Banking Corporation of Florida	2.0

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVP-SC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Value Fund Investment Class—RVVHX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Value Fund-Investment Class	$60	1.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$94
Number of Holdings	80
Portfolio Turnover Rate	21%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Diebold Nixdorf	2.0
IBEX	2.0
Buckle (The)	2.0
Sanmina Corporation	2.0
Jabil	2.0
Flex	1.9
Evercore Cl. A	1.9
Village Super Market Cl. A	1.9
Visteon Corporation	1.9
Tiptree	1.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVV-IC-STSR-0625	1

The Royce Funds	June 30, 2025
Royce Small-Cap Value Fund Service Class—RYVFX

Semiannual Shareholder Report

This semiannual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Value Fund-Service Class	$72	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Key Fund Statistics

As of/through 6/30/25

Fund Size (Millions)	$94
Number of Holdings	80
Portfolio Turnover Rate	21%

What Did The Fund Invest In?

Representing percentage of total net assets of the Fund as of 6/30/25 (%)

Top 10 Positions
Diebold Nixdorf	2.0
IBEX	2.0
Buckle (The)	2.0
Sanmina Corporation	2.0
Jabil	2.0
Flex	1.9
Evercore Cl. A	1.9
Village Super Market Cl. A	1.9
Visteon Corporation	1.9
Tiptree	1.8

Portfolio Sector Breakdown

Where Can I Find Additional Information About The Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• •	Prospectus Financial Information	• •	Fund Holdings Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Information

Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED	RVV-SC-STSR-0625	1

Item 2. Code(s) of Ethics. Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert. Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services. Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Investments.

(a) Please see the Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Royce Funds

Financial Statements and

Other Important Information

Semiannual—June 30, 2025

Royce International Premier Fund

Royce Micro-Cap Fund

Royce Premier Fund

Royce Small-Cap Fund

Royce Small-Cap Opportunity Fund

Royce Small-Cap Special Equity Fund

Royce Small-Cap Total Return Fund

Royce Small-Cap Value Fund

Royce Smaller-Companies Growth Fund

Royce SMid-Cap Total Return Fund (Formerly Royce Dividend Value Fund)

Schedules of Investments	June 30, 2025 (unaudited)

Royce International Premier Fund
Common Stocks – 93.9%

	SHARES	VALUE

AUSTRALIA – 5.7%
Cochlear	5,560	$1,099,331
Hansen Technologies	894,248	2,930,977
IPH	150,987	455,124
Johns Lyng Group	1,512,980	3,156,585
Total (Cost $7,838,223)		7,642,017

BELGIUM – 1.5%
Azelis Group	125,124	1,994,185
Total (Cost $2,775,257)		1,994,185

BRAZIL – 1.2%
Odontoprev	757,039	1,633,045
Total (Cost $1,372,200)		1,633,045

CANADA – 2.9%
†CAE [1]	49,788	1,459,181
Enghouse Systems	97,330	1,670,352
†FirstService Corporation	3,971	693,416
Total (Cost $3,658,487)		3,822,949

FINLAND – 1.9%
Enento Group	125,045	2,504,046
Total (Cost $2,960,071)		2,504,046

FRANCE – 8.8%
Antin Infrastructure Partners	193,559	2,617,474
Gaztransport Et Technigaz	16,917	3,351,787
Lectra	80,354	2,262,208
†Planisware	27,099	756,535
Robertet	2,849	2,671,361
Total (Cost $11,402,815)		11,659,365

GERMANY – 4.0%
CTS Eventim AG & Co.	26,115	3,242,334
Schott Pharma AG & Co	63,886	2,140,992
Total (Cost $4,330,977)		5,383,326

INDIA – 1.6%
AIA Engineering	20,064	774,392
†Triveni Turbine	185,529	1,324,620
Total (Cost $2,062,794)		2,099,012

ISRAEL – 1.1%
Nice ADR [1]	9,016	1,522,893
Total (Cost $1,353,622)		1,522,893

ITALY – 4.3%
Carel Industries	99,918	2,659,986
DiaSorin	22,515	2,409,749
†SOL	11,970	678,213
Total (Cost $3,608,448)		5,747,948

JAPAN – 21.2%
As One	116,000	2,006,569
BML	109,200	2,509,996
Dexerials	167,700	2,599,842
Hirose Electric	21,300	2,582,535
Maruwa	13,200	3,789,369
OBIC Business Consultants	56,500	3,349,471
Riken Keiki	120,800	2,537,551
TKC Corporation	96,500	2,827,888
USS	256,400	2,828,314

Zuken	85,900	3,197,278
Total (Cost $20,918,605)		28,228,813

JERSEY – 2.1%
JTC	233,767	2,727,482
Total (Cost $1,872,302)		2,727,482

LITHUANIA – 1.0%
†Baltic Classifieds Group	268,605	1,375,253
Total (Cost $1,119,569)		1,375,253

NETHERLANDS – 1.3%
IMCD	13,135	1,764,625
Total (Cost $824,591)		1,764,625

NORWAY – 1.1%
†Medistim	32,535	674,625
†SmartCraft [1]	304,507	806,629
Total (Cost $1,364,381)		1,481,254

POLAND – 1.2%
Asseco Poland	29,240	1,640,331
Total (Cost $397,139)		1,640,331

SINGAPORE – 1.8%
XP Power [1]	190,933	2,424,278
Total (Cost $2,337,936)		2,424,278

SOUTH KOREA – 3.9%
NICE Information Service	428,157	5,183,821
Total (Cost $7,582,927)		5,183,821

SWEDEN – 3.9%
Karnov Group [1]	245,397	2,785,743
Vitec Software Group Cl. B	47,589	2,400,350
Total (Cost $3,312,092)		5,186,093

SWITZERLAND – 6.1%
Kardex Holding	7,851	2,730,955
Partners Group Holding	1,331	1,736,196
Tecan Group	6,176	1,259,407
VZ Holding	11,101	2,428,803
Total (Cost $3,563,720)		8,155,361

UNITED KINGDOM – 17.3%
Ashtead Technology Holdings	551,884	3,352,129
Auction Technology Group [1]	253,909	1,587,546
CVS Group	150,260	2,578,179
Diploma	42,831	2,873,751
DiscoverIE Group	361,564	3,235,881
Halma	74,872	3,288,737
Intertek Group	41,168	2,678,538
Rightmove	320,649	3,470,934
Total (Cost $19,446,486)		23,065,695

TOTAL COMMON STOCKS
(Cost $104,102,642)		125,241,792

PREFERRED STOCK – 1.4%
GERMANY – 1.4%
FUCHS	32,393	1,787,290
(Cost $1,025,659)		1,787,290

See Notes to Financial Statements	1

Schedules of Investments	June 30, 2025 (unaudited)

Royce International Premier Fund (continued)

VALUE

INVESTMENTS AT VALUE
(Cost $105,128,301)	$127,029,082

REPURCHASE AGREEMENT – 4.5%
Fixed Income Clearing Corporation, 3.75% dated 6/30/25, due 7/1/25, maturity value $6,042,445 (collateralized by obligations of U.S. Government Agencies, 4.00% due 6/30/32, valued at $6,162,727)

(Cost $6,041,816)	6,041,816

TOTAL INVESTMENTS – 99.8%
(Cost $111,170,117)	133,070,898

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%	292,041

NET ASSETS – 100.0%	$133,362,939

Royce Micro-Cap Fund
Common Stocks – 98.9%
	SHARES	VALUE

COMMUNICATION SERVICES – 4.2%
ENTERTAINMENT - 1.0%
IMAX Corporation [1]	97,693	$2,731,496
INTERACTIVE MEDIA & SERVICES - 1.6%
DHI Group [1]	329,005	977,145
QuinStreet [1]	138,404	2,228,304
Vimeo [1]	356,167	1,438,915
		4,644,364
MEDIA - 1.6%
Magnite [1]	159,437	3,845,621
Thryv Holdings [1]	53,540	651,046
		4,496,667
Total (Cost $6,622,631)		11,872,527

CONSUMER DISCRETIONARY – 11.2%
AUTOMOBILE COMPONENTS - 1.0%
Modine Manufacturing [1]	15,939	1,569,992
Stoneridge [1]	177,482	1,249,473
		2,819,465
DIVERSIFIED CONSUMER SERVICES - 2.2%
Legacy Education [1]	265,176	2,964,668
Lincoln Educational Services [1]	137,311	3,165,018
		6,129,686
HOTELS, RESTAURANTS & LEISURE - 1.6%
Century Casinos [1]	430,485	910,476
†Denny’s Corporation [1]	158,842	651,252
Lindblad Expeditions Holdings [1]	242,869	2,834,281
		4,396,009
HOUSEHOLD DURABLES - 1.6%
Hovnanian Enterprises Cl. A [1]	13,415	1,402,538
Legacy Housing [1]	101,199	2,293,170
†LGI Homes [1]	14,542	749,204
		4,444,912
LEISURE PRODUCTS - 1.4%
American Outdoor Brands [1]	247,351	2,584,818
MasterCraft Boat Holdings [1,2]	80,469	1,495,114
		4,079,932
SPECIALTY RETAIL - 2.8%
Beyond [1]	206,961	1,423,892
Citi Trends [1]	84,850	2,833,141
OneWater Marine Cl. A [1]	103,810	1,390,016
RealReal [1]	209,290	1,002,499
Shoe Carnival	61,573	1,152,031
		7,801,579
TEXTILES, APPAREL & LUXURY GOODS - 0.6%
Lakeland Industries	83,466	1,135,972
Vera Bradley [1]	293,415	648,447
		1,784,419
Total (Cost $27,887,355)		31,456,002

CONSUMER STAPLES – 1.0%
FOOD PRODUCTS - 1.0%
Seneca Foods Cl. A [1]	27,651	2,804,641
Total (Cost $1,496,441)		2,804,641

ENERGY – 4.1%
ENERGY EQUIPMENT & SERVICES - 3.7%
Natural Gas Services Group [1]	129,745	3,348,718
NPK International [1]	371,081	3,157,899
Pason Systems	179,387	1,617,678
Ranger Energy Services Cl. A	130,052	1,552,821

See Notes to Financial Statements	2

Schedules of Investments	June 30, 2025 (unaudited)

Royce Micro-Cap Fund (continued)

	SHARES	VALUE

ENERGY (continued)
ENERGY EQUIPMENT & SERVICES (continued)
†Select Water Solutions Cl. A	105,191	$908,850
		10,585,966
OIL, GAS & CONSUMABLE FUELS - 0.4%
SandRidge Energy	97,667	1,056,757
Total (Cost $6,777,729)		11,642,723

FINANCIALS – 17.2%
BANKS - 9.6%
BayCom Corp.	108,510	3,006,812
†Chain Bridge Bancorp Cl. A [1]	30,558	787,480
†Coastal Financial [1]	19,218	1,861,648
Customers Bancorp [1]	44,928	2,639,071
†Esquire Financial Holdings	10,635	1,006,709
First Foundation [1]	146,641	747,869
HBT Financial	122,544	3,089,334
†Hingham Institution for Savings	4,402	1,093,237
HomeTrust Bancshares	75,237	2,814,616
Investar Holding	144,600	2,793,672
Midway Investments [1,3]	1,858,170	0
†Northeast Bank	21,210	1,887,478
Stellar Bancorp	95,377	2,668,648
Western New England Bancorp	285,055	2,631,057
		27,027,631
CAPITAL MARKETS - 4.6%
Canaccord Genuity Group	380,517	2,894,919
Oppenheimer Holdings Cl. A	27,813	1,829,261
†Perella Weinberg Partners Cl. A	27,885	541,527
Silvercrest Asset Management Group Cl. A	155,049	2,459,077
Sprott	51,445	3,556,099
StoneX Group [1]	19,512	1,778,324
		13,059,207
CONSUMER FINANCE - 0.8%
EZCORP Cl. A [1]	157,191	2,181,811
FINANCIAL SERVICES - 1.2%
Cass Information Systems	46,066	2,001,568
Repay Holdings Cl. A [1]	265,534	1,279,874
		3,281,442
INSURANCE - 1.0%
†International General Insurance Holdings	108,077	2,596,010
†SelectQuote [1]	109,345	260,241
		2,856,251
Total (Cost $37,970,884)		48,406,342

HEALTH CARE – 9.3%
BIOTECHNOLOGY - 1.6%
†Absci Corporation [1,2]	417,829	1,073,820
ARS Pharmaceuticals [1]	3,435	59,941
CareDx [1]	121,533	2,374,755
†ORIC Pharmaceuticals [1]	32,646	331,357
†Travere Therapeutics [1]	44,264	655,107
		4,494,980
HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
Apyx Medical [1]	591,628	1,331,163
Artivion [1]	91,693	2,851,652
Establishment Labs Holdings [1,2]	70,011	2,990,170
Inogen [1]	145,834	1,025,213
Profound Medical [1]	233,460	1,388,674
		9,586,872

HEALTH CARE PROVIDERS & SERVICES - 0.7%
AMN Healthcare Services [1]	96,008	1,984,485
HEALTH CARE TECHNOLOGY - 0.5%
†Simulations Plus	77,311	1,349,077
LIFE SCIENCES TOOLS & SERVICES - 2.4%
BioLife Solutions [1]	101,951	2,196,024
†Cytek Biosciences [1]	380,574	1,293,952
†Maravai LifeSciences Holdings Cl. A [1,2]	369,703	890,984
†MaxCyte [1]	122,377	266,782
Mesa Laboratories	16,942	1,596,275
†Standard BioTools [1]	573,169	687,803
		6,931,820
PHARMACEUTICALS - 0.7%
Harrow [1]	65,740	2,007,700
Total (Cost $27,594,596)		26,354,934

INDUSTRIALS – 26.1%
AEROSPACE & DEFENSE - 2.3%
Astronics Corporation [1]	79,920	2,675,721
CPI Aerostructures [1]	318,190	1,113,665
Park Aerospace	153,862	2,272,542
†Redwire [1,2]	23,797	387,891
		6,449,819
AIR FREIGHT & LOGISTICS - 0.3%
Radiant Logistics [1]	156,331	950,493
BUILDING PRODUCTS - 1.2%
†Janus International Group [1]	155,864	1,268,733
Quanex Building Products	105,652	1,996,823
		3,265,556
COMMERCIAL SERVICES & SUPPLIES - 4.5%
Acme United	68,833	2,853,128
CECO Environmental [1]	112,896	3,196,086
Liquidity Services [1]	89,148	2,103,001
Montrose Environmental Group [1]	119,726	2,620,802
VSE Corporation	14,790	1,937,194
		12,710,211
CONSTRUCTION & ENGINEERING - 4.2%
Ameresco Cl. A [1,2]	94,431	1,434,407
Concrete Pumping Holdings	259,783	1,597,665
IES Holdings [1]	9,782	2,897,722
†Limbach Holdings [1]	21,147	2,962,695
NWPX Infrastructure [1]	68,244	2,798,686
		11,691,175
ELECTRICAL EQUIPMENT - 1.8%
American Superconductor [1]	95,185	3,492,338
†Hammond Power Solutions Cl. A	16,803	1,547,714
		5,040,052
GROUND TRANSPORTATION - 0.7%
Covenant Logistics Group Cl. A	85,572	2,063,141
MACHINERY - 5.2%
Graham Corporation [1]	69,265	3,429,310
Lindsay Corporation	13,135	1,894,724
Luxfer Holdings	203,287	2,476,036
Porvair	170,247	1,687,238
Shyft Group (The)	187,523	2,351,538
†Titan International [1]	131,193	1,347,352
Wabash National	130,000	1,381,900
		14,568,098

See Notes to Financial Statements	3

Schedules of Investments	June 30, 2025 (unaudited)

Royce Micro-Cap Fund (continued)

	SHARES	VALUE

INDUSTRIALS (continued)
MARINE TRANSPORTATION - 0.7%
Clarkson	43,970	$1,970,604
PROFESSIONAL SERVICES - 2.1%
Asure Software [1]	86,502	844,259
Forrester Research [1]	96,454	954,895
Kforce	37,823	1,555,660
Resources Connection	211,756	1,137,130
TrueBlue [1]	195,517	1,266,950
TTEC Holdings [1]	52,913	254,512
		6,013,406
TRADING COMPANIES & DISTRIBUTORS - 3.1%
Alta Equipment Group	147,269	930,740
Distribution Solutions Group [1]	89,213	2,450,681
EVI Industries	63,113	1,377,757
Titan Machinery [1]	71,182	1,410,116
Transcat [1]	29,743	2,556,708
		8,726,002
Total (Cost $57,810,967)		73,448,557

INFORMATION TECHNOLOGY – 21.7%
COMMUNICATIONS EQUIPMENT - 4.7%
ADTRAN Holdings [1]	216,647	1,943,324
Applied Optoelectronics [1,2]	96,974	2,491,262
Clearfield [1]	71,740	3,114,233
Digi International [1]	94,232	3,284,927
Harmonic [1]	177,927	1,684,969
†Ribbon Communications [1]	207,412	831,722
		13,350,437
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 8.2%
Arlo Technologies [1]	130,116	2,206,767
Bel Fuse Cl. B	38,078	3,719,840
Climb Global Solutions	17,086	1,826,664
LightPath Technologies Cl. A [1]	808,510	2,490,211
Luna Innovations [1,4]	445,804	394,537
nLIGHT [1]	148,652	2,925,471
PAR Technology [1]	43,716	3,032,579
Powerfleet [1]	475,827	2,050,814
Richardson Electronics	213,687	2,062,080
Vishay Precision Group [1]	80,488	2,261,713
		22,970,676
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.6%
Aehr Test Systems [1,2]	77,265	999,036
†Alpha and Omega Semiconductor [1]	38,177	979,622
Camtek [1]	21,936	1,854,908
Cohu [1]	101,437	1,951,648
Ichor Holdings [1]	149,373	2,933,686
inTEST Corporation [1]	220,595	1,605,932
Kopin Corporation [1]	1,439,111	2,201,840
Nova [1]	11,130	3,062,976
NVE Corporation	32,244	2,373,481
†Penguin Solutions [1]	64,774	1,283,173
Photronics [1]	23,665	445,612
Ultra Clean Holdings [1]	82,125	1,853,561
		21,545,475
SOFTWARE - 0.5%
PROS Holdings [1]	89,171	1,396,418
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
AstroNova [1]	157,970	1,830,872
Total (Cost $43,676,136)		61,093,878

MATERIALS – 3.1%
CHEMICALS - 0.8%
Core Molding Technologies [1]	78,404	1,300,722
†5N Plus [1]	149,217	979,622
		2,280,344
METALS & MINING - 2.3%
†Alphamin Resources	100,088	63,210
Altius Minerals	106,161	2,134,524
Ferroglobe	412,754	1,514,807
Major Drilling Group International [1]	409,503	2,664,363
		6,376,904
Total (Cost $7,599,629)		8,657,248

REAL ESTATE – 1.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
FRP Holdings [1]	54,032	1,452,921
Marcus & Millichap	41,706	1,280,791
Total (Cost $1,746,817)		2,733,712

TOTAL COMMON STOCKS
(Cost $219,183,185)		278,470,564

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.9%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.20%)
(Cost $5,341,251)	5,341,251	5,341,251

INVESTMENTS AT VALUE
(Cost $224,524,436)		283,811,815

REPURCHASE AGREEMENT– 1.4%
Fixed Income Clearing Corporation, 3.75% dated 6/30/25, due 7/1/25, maturity value $4,100,427 (collateralized by obligations of U.S. Government Agencies, 3.375% due 5/15/33, valued at $4,182,030)
(Cost $4,100,000)		4,100,000

TOTAL INVESTMENTS – 102.2%
(Cost $228,624,436)		287,911,815

LIABILITIES LESS CASH AND OTHER ASSETS – (2.2)%		(6,270,053)

NET ASSETS – 100.0%		$281,641,762

See Notes to Financial Statements	4

Schedules of Investments	June 30, 2025 (unaudited)

Royce Premier Fund

Common Stocks – 98.6%

	SHARES	VALUE

CONSUMER DISCRETIONARY – 11.3%
AUTOMOBILE COMPONENTS - 3.8%
Dorman Products [1]	179,143	$21,975,472
LCI Industries	192,761	17,577,875
		39,553,347
DISTRIBUTORS - 1.0%
Pool Corporation	36,921	10,761,733
HOUSEHOLD DURABLES - 1.7%
Installed Building Products	102,058	18,403,099
LEISURE PRODUCTS - 1.2%
Brunswick Corporation	230,856	12,752,486
SPECIALTY RETAIL - 1.8%
Valvoline [1]	498,465	18,876,870
TEXTILES, APPAREL & LUXURY GOODS - 1.8%
Ralph Lauren Cl. A	67,955	18,638,697
Total (Cost $80,839,092)		118,986,232

CONSUMER STAPLES – 2.1%
PERSONAL CARE PRODUCTS - 2.1%
Interparfums	166,681	21,886,882
Total (Cost $7,051,463)		21,886,882

FINANCIALS – 12.7%
CAPITAL MARKETS - 12.0%
†Evercore Cl. A	32,498	8,775,110
Lazard	391,377	18,778,268
Morningstar	66,444	20,858,765
SEI Investments	423,969	38,097,854
TMX Group	779,000	33,019,189
†Victory Capital Holdings Cl. A	106,985	6,811,735
		126,340,921
INSURANCE - 0.7%
†RLI Corp.	97,733	7,058,277
Total (Cost $63,442,722)		133,399,198

HEALTH CARE – 6.8%
HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
Enovis Corporation [1]	758,842	23,797,285
Haemonetics Corporation [1]	389,059	29,027,692
		52,824,977
LIFE SCIENCES TOOLS & SERVICES - 1.8%
Bio-Techne	366,520	18,857,454
Total (Cost $75,723,412)		71,682,431

INDUSTRIALS – 34.9%
AEROSPACE & DEFENSE - 1.5%
Woodward	65,000	15,930,850
BUILDING PRODUCTS - 3.3%
†AAON	106,492	7,853,785
Simpson Manufacturing	102,422	15,907,161
UFP Industries	109,932	10,922,843
		34,683,789
COMMERCIAL SERVICES & SUPPLIES - 3.9%
Brady Corporation Cl. A	131,381	8,929,967
RB Global	302,334	32,104,847
		41,034,814
CONSTRUCTION & ENGINEERING - 5.6%
Arcosa	387,066	33,562,493
Valmont Industries	78,775	25,725,552
		59,288,045
GROUND TRANSPORTATION - 1.5%
Landstar System	114,032	15,852,729
MACHINERY - 16.7%
Enpro	63,841	12,228,744
ESAB Corporation	222,750	26,852,512
ESCO Technologies	147,605	28,320,971
JBT Marel	269,870	32,454,566
Kadant	47,000	14,920,150
Lincoln Electric Holdings	85,626	17,751,982
Lindsay Corporation	101,295	14,611,804
RBC Bearings [1]	73,121	28,136,961
		175,277,690
PROFESSIONAL SERVICES - 1.3%
Exponent	89,052	6,653,075
Korn Ferry	100,961	7,403,470
		14,056,545
TRADING COMPANIES & DISTRIBUTORS - 1.1%
Air Lease Cl. A	187,197	10,949,153
Total (Cost $141,611,313)		367,073,615

INFORMATION TECHNOLOGY – 12.8%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.3%
Cognex Corporation	376,700	11,948,924
†Knowles Corporation [1]	409,807	7,220,800
Littelfuse	112,740	25,561,540
		44,731,264
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.5%
Cirrus Logic [1]	264,807	27,607,453
FormFactor [1]	560,590	19,289,902
MKS	381,494	37,905,244
†Onto Innovation [1]	48,460	4,891,068
		89,693,667
Total (Cost $91,306,700)		134,424,931

MATERIALS – 11.0%
CHEMICALS - 4.6%
Innospec	277,553	23,339,432
Quaker Houghton	228,976	25,631,573
		48,971,005
METALS & MINING - 2.9%
Reliance	95,717	30,045,566
PAPER & FOREST PRODUCTS - 3.5%
Stella-Jones	645,881	37,227,979
Total (Cost $72,481,793)		116,244,550

REAL ESTATE – 7.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 7.0%
Colliers International Group	218,043	28,463,333
FirstService Corporation	191,323	33,408,822
Marcus & Millichap	372,385	11,435,944
Total (Cost $59,045,761)		73,308,099
TOTAL COMMON STOCKS
(Cost $591,502,256)		1,037,005,938
INVESTMENTS AT VALUE
(Cost $591,502,256)		1,037,005,938

See Notes to Financial Statements	5

Schedules of Investments	June 30, 2025 (unaudited)

Royce Premier Fund (continued)

VALUE

REPURCHASE AGREEMENT – 1.5%
Fixed Income Clearing Corporation, 3.75% dated 6/30/25, due 7/1/25, maturity value $15,715,873 (collateralized by obligations of U.S. Government Agencies, 3.375% due 5/15/33, valued at $16,028,601)
(Cost $15,714,236)	$15,714,236
TOTAL INVESTMENTS – 100.1%
(Cost $607,216,492)	1,052,720,174

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%	(1,057,986)

NET ASSETS – 100.0%	$1,051,662,188

Royce Small-Cap Fund

Common Stocks – 97.6%

	SHARES	VALUE

COMMUNICATION SERVICES – 1.0%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
IDT Corporation Cl. B	16,762	$1,145,180
ENTERTAINMENT - 0.6%
IMAX Corporation [1]	406,039	11,352,850
INTERACTIVE MEDIA & SERVICES - 0.1%
QuinStreet [1]	76,292	1,228,301
MEDIA - 0.2%
TEGNA	242,672	4,067,183
Total (Cost $12,684,389)		17,793,514

CONSUMER DISCRETIONARY – 9.0%
AUTOMOBILE COMPONENTS - 2.6%
Dorman Products [1]	126,812	15,556,028
LCI Industries	103,820	9,467,346
Lear Corporation	40,696	3,865,306
Modine Manufacturing [1]	65,096	6,411,956
Visteon Corporation [1]	92,524	8,632,489
		43,933,125
DISTRIBUTORS - 0.1%
LKQ Corporation	16,008	592,456
Pool Corporation	4,156	1,211,391
		1,803,847
DIVERSIFIED CONSUMER SERVICES - 0.2%
frontdoor [1]	59,103	3,483,531
HOTELS, RESTAURANTS & LEISURE - 0.2%
†International Game Technology	218,068	3,447,655
HOUSEHOLD DURABLES - 2.1%
Champion Homes [1]	25,219	1,578,962
Ethan Allen Interiors	131,675	3,667,149
Installed Building Products	58,160	10,487,411
M/I Homes [1]	85,820	9,622,138
Meritage Homes	55,435	3,712,482
PulteGroup	30,743	3,242,157
Tri Pointe Homes [1]	120,489	3,849,623
		36,159,922
LEISURE PRODUCTS - 0.5%
Brunswick Corporation	56,827	3,139,124
YETI Holdings [1]	178,098	5,613,649
		8,752,773
SPECIALTY RETAIL - 3.3%
Academy Sports & Outdoors	243,496	10,911,056
Advance Auto Parts	202,685	9,422,826
Asbury Automotive Group [1]	47,178	11,253,840
†Bath & Body Works	101,090	3,028,656
Caleres	159,568	1,949,921
†J.Jill	245,250	3,590,460
OneWater Marine Cl. A [1]	136,554	1,828,458
Shoe Carnival	118,115	2,209,932
Signet Jewelers	63,487	5,050,391
Valvoline [1]	182,328	6,904,761
Williams-Sonoma	5,030	821,751
		56,972,052
TEXTILES, APPAREL & LUXURY GOODS - 0.0%
Movado Group	37,569	572,927
Total (Cost $135,193,292)		155,125,832

CONSUMER STAPLES – 0.9%
FOOD PRODUCTS - 0.2%
Nomad Foods	186,125	3,162,264

See Notes to Financial Statements	6

Schedules of Investments	June 30, 2025 (unaudited)

Royce Small-Cap Fund (continued)

	SHARES	VALUE

CONSUMER STAPLES (continued)
PERSONAL CARE PRODUCTS - 0.7%
Interparfums	88,340	$11,599,925
Total (Cost $6,995,386)		14,762,189

ENERGY – 1.9%
ENERGY EQUIPMENT & SERVICES - 0.9%
Core Laboratories	94,701	1,090,955
Pason Systems	1,321,208	11,914,400
Weatherford International	39,832	2,003,948
		15,009,303
OIL, GAS & CONSUMABLE FUELS - 1.0%
Chord Energy	40,332	3,906,154
Civitas Resources	88,485	2,435,107
Crescent Energy Cl. A	56,224	483,527
Matador Resources	78,447	3,743,491
SM Energy	141,338	3,492,462
Teekay Tankers Cl. A	92,850	3,873,702
		17,934,443
Total (Cost $36,047,888)		32,943,746

FINANCIALS – 21.4%
BANKS - 5.4%
Banc of California	225,501	3,168,289
Bank of N.T. Butterfield & Son	188,155	8,331,503
BankUnited	155,583	5,537,199
BOK Financial	40,236	3,928,241
CNB Financial	160,709	3,673,808
Coastal Financial [1]	24,907	2,412,741
†Esquire Financial Holdings	23,200	2,196,112
First Citizens BancShares Cl. A	3,938	7,704,579
First Financial Bankshares	62,228	2,238,964
German American Bancorp	53,464	2,058,899
Hingham Institution for Savings	19,419	4,822,709
Home BancShares	196,672	5,597,285
†Metropolitan Bank Holding [1]	51,938	3,635,660
Northeast Bank	24,028	2,138,252
OceanFirst Financial	244,612	4,307,617
Origin Bancorp	242,816	8,678,244
Popular	137,297	15,131,502
Timberland Bancorp	113,887	3,553,274
TrustCo Bank Corp NY	122,551	4,095,654
		93,210,532
CAPITAL MARKETS - 8.3%
Artisan Partners Asset Management Cl. A	355,946	15,779,086
Evercore Cl. A	27,169	7,336,173
GCM Grosvenor Cl. A	854,408	9,876,956
Houlihan Lokey Cl. A	18,768	3,377,302
Lazard	114,425	5,490,111
Marex Group	215,246	8,495,760
Morningstar	35,006	10,989,434
Onex Corporation	164,237	13,520,079
Perella Weinberg Partners Cl. A	55,559	1,078,956
SEI Investments	308,308	27,704,557
Silvercrest Asset Management Group Cl. A	18,280	289,921
Sprott	209,337	14,470,271
StoneX Group [1]	39,959	3,641,863
TMX Group	444,202	18,828,228
Victory Capital Holdings Cl. A	43,000	2,737,810
		143,616,507
CONSUMER FINANCE - 0.3%
FirstCash Holdings	38,433	5,193,835
FINANCIAL SERVICES - 1.2%
†Enact Holdings	111,669	4,148,503
†I3 Verticals Cl. A [1,2]	8,980	246,771
International Money Express [1]	356,387	3,595,945
Merchants Bancorp	149,847	4,955,440
†StoneCo Cl. A [1]	134,572	2,158,535
Walker & Dunlop	72,840	5,133,763
		20,238,957
INSURANCE - 6.2%
AMERISAFE	83,778	3,663,612
Assured Guaranty	294,780	25,675,338
Axis Capital Holdings	29,792	3,093,006
Berkley (W.R.)	139,956	10,282,567
E-L Financial	2,272,700	26,953,630
International General Insurance Holdings	712,758	17,120,447
RenaissanceRe Holdings	27,482	6,675,378
RLI Corp.	84,574	6,107,934
Skyward Specialty Insurance Group [1]	41,844	2,418,165
Tiptree	192,049	4,528,515
		106,518,592
Total (Cost $235,155,573)		368,778,423

HEALTH CARE – 9.1%
BIOTECHNOLOGY - 2.3%
ADMA Biologics [1]	294,796	5,368,235
†Arcutis Biotherapeutics [1]	175,087	2,454,720
BridgeBio Pharma [1]	104,260	4,501,947
CareDx [1]	33,770	659,866
Catalyst Pharmaceuticals [1]	399,843	8,676,593
Halozyme Therapeutics [1]	23,770	1,236,515
Insmed [1]	41,448	4,171,327
†Kymera Therapeutics [1,2]	15,855	691,912
†Metsera [1,2]	154,516	4,395,980
†ORIC Pharmaceuticals [1]	58,157	590,294
†PTC Therapeutics [1]	22,800	1,113,552
†Soleno Therapeutics [1]	47,194	3,953,913
†Travere Therapeutics [1]	107,712	1,594,138
		39,408,992
HEALTH CARE EQUIPMENT & SUPPLIES - 3.6%
Enovis Corporation [1]	410,103	12,860,830
Envista Holdings [1]	201,595	3,939,166
†Establishment Labs Holdings [1,2]	75,174	3,210,681
Haemonetics Corporation [1]	334,149	24,930,857
Surmodics [1]	41,784	1,241,403
TransMedics Group [1,2]	109,460	14,668,735
UFP Technologies [1,2]	3,100	756,896
		61,608,568
HEALTH CARE PROVIDERS & SERVICES - 0.5%
†GeneDx Holdings Cl. A [1]	28,964	2,673,667
Molina Healthcare [1]	13,654	4,067,526
PACS Group [1]	149,878	1,936,424
		8,677,617
HEALTH CARE TECHNOLOGY - 0.0%
Certara [1]	19,437	227,413
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Azenta [1]	122,710	3,777,014
BioLife Solutions [1]	46,939	1,011,066
Bio-Techne	123,127	6,334,884

See Notes to Financial Statements	7

Schedules of Investments	June 30, 2025 (unaudited)

Royce Small-Cap Fund (continued)

	SHARES	VALUE

HEALTH CARE (continued)
LIFE SCIENCES TOOLS & SERVICES (continued)
Charles River Laboratories International [1]	40,067	$6,079,366
Mesa Laboratories	95,515	8,999,423
Repligen Corporation [1]	41,375	5,146,223
Stevanato Group	116,114	2,836,665
		34,184,641
PHARMACEUTICALS - 0.7%
†Amphastar Pharmaceuticals [1]	153,333	3,520,526
Collegium Pharmaceutical [1]	125,915	3,723,306
†Elanco Animal Health [1]	234,087	3,342,762
SIGA Technologies	357,096	2,328,266
		12,914,860
Total (Cost $146,492,530)		157,022,091

INDUSTRIALS – 29.0%
AEROSPACE & DEFENSE - 0.9%
†Karman Holdings [1],[2]	111,200	5,601,144
Kratos Defense & Security Solutions [1]	110,389	5,127,569
Leonardo DRS	25,871	1,202,484
Moog Cl. A	9,778	1,769,525
†Redwire [1],[2]	139,360	2,271,568
		15,972,290
AIR FREIGHT & LOGISTICS - 0.4%
Hub Group Cl. A	187,870	6,280,494
BUILDING PRODUCTS - 2.5%
AAON	102,128	7,531,940
Builders FirstSource [1]	82,073	9,577,098
Carlisle Companies	6,777	2,530,532
Insteel Industries	4,196	156,133
Janus International Group [1]	358,216	2,915,878
MasterBrand [1]	194,691	2,127,973
Simpson Manufacturing	45,863	7,122,983
UFP Industries	105,487	10,481,188
		42,443,725
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Brady Corporation Cl. A	94,913	6,451,237
CECO Environmental [1]	41,402	1,172,091
Healthcare Services Group [1]	504,149	7,577,359
Interface	176,812	3,700,675
Liquidity Services [1]	48,704	1,148,927
MSA Safety	10,970	1,837,804
RB Global	28,600	3,037,034
UniFirst Corporation	11,072	2,083,972
VSE Corporation	8,207	1,074,953
		28,084,052
CONSTRUCTION & ENGINEERING - 5.2%
Arcosa	387,654	33,613,478
†Argan	16,731	3,688,851
Construction Partners Cl. A [1,2]	131,429	13,968,274
IES Holdings [1]	24,754	7,332,877
Limbach Holdings [1]	32,682	4,578,748
MYR Group [1]	20,720	3,759,644
NWPX Infrastructure [1]	35,856	1,470,455
Sterling Infrastructure [1]	39,490	9,111,528
Valmont Industries	36,212	11,825,753
		89,349,608
ELECTRICAL EQUIPMENT - 1.3%
American Superconductor [1]	92,177	3,381,974
Atkore	39,230	2,767,677
Bloom Energy Cl. A [1,2]	73,274	1,752,714
Preformed Line Products	90,721	14,498,123
		22,400,488
GROUND TRANSPORTATION - 0.7%
ArcBest Corporation	56,238	4,330,889
Landstar System	42,091	5,851,491
†Ryder System	4,761	756,999
Saia [1]	3,267	895,125
		11,834,504
MACHINERY - 8.3%
Allison Transmission Holdings	44,084	4,187,539
Atmus Filtration Technologies	273,327	9,954,569
Blue Bird [1,2]	82,318	3,552,845
Enpro	76,202	14,596,493
ESAB Corporation	137,546	16,581,170
ESCO Technologies	49,624	9,521,357
Graham Corporation [1]	110,717	5,481,599
Helios Technologies	54,852	1,830,411
JBT Marel	126,271	15,185,350
Kadant	35,757	11,351,060
Lincoln Electric Holdings	54,999	11,402,393
Lindsay Corporation	62,639	9,035,676
Miller Industries	141,875	6,307,762
Mueller Industries	4,508	358,251
RBC Bearings [1]	37,789	14,541,207
†REV Group	82,071	3,905,759
†SPX Technologies [1]	3,325	557,536
Timken Company (The)	73,865	5,358,906
		143,709,883
MARINE TRANSPORTATION - 0.9%
Genco Shipping & Trading	271,377	3,546,897
Kirby Corporation [1]	105,960	12,016,924
		15,563,821
PROFESSIONAL SERVICES - 2.6%
Barrett Business Services	28,445	1,185,872
CBIZ [1]	91,807	6,583,480
Exponent	47,422	3,542,898
Forrester Research [1]	250,198	2,476,960
Franklin Covey [1]	183,971	4,198,218
IBEX [1]	181,452	5,280,253
Insperity	82,283	4,946,854
KBR	236,015	11,314,559
Korn Ferry	80,203	5,881,286
		45,410,380
TRADING COMPANIES & DISTRIBUTORS - 4.6%
Air Lease Cl. A	449,798	26,308,685
Applied Industrial Technologies	43,882	10,200,371
Distribution Solutions Group [1]	106,672	2,930,280
EVI Industries	338,570	7,390,983
FTAI Aviation	17,906	2,059,906
MSC Industrial Direct Cl. A	60,327	5,129,002
Richelieu Hardware	273,462	7,347,879
†Rush Enterprises Cl. A	31,674	1,631,528
Transcat [1]	141,562	12,168,669
WESCO International	20,084	3,719,557
		78,886,860
Total (Cost $285,188,442)		499,936,105

See Notes to Financial Statements	8

Schedules of Investments	June 30, 2025 (unaudited)

Royce Small-Cap Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY – 16.7%
COMMUNICATIONS EQUIPMENT - 0.5%
Digi International [1]	258,206	$9,001,061
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 7.2%
Bel Fuse Cl. B	44,021	4,300,412
Cognex Corporation	273,320	8,669,710
Coherent Corp. [1]	69,138	6,167,801
Crane NXT	118,965	6,412,214
ePlus [1]	48,695	3,510,910
Flex [1]	70,420	3,515,366
Jabil	18,886	4,119,037
Knowles Corporation [1]	206,046	3,630,531
Littelfuse	42,410	9,615,619
Luna Innovations [1,2,4]	655,884	580,457
†Mirion Technologies Cl. A [1]	244,360	5,261,071
nLIGHT [1]	300,093	5,905,830
PAR Technology [1]	343,758	23,846,492
Powerfleet [1]	751,408	3,238,569
Sanmina Corporation [1]	94,762	9,270,566
TD SYNNEX	29,839	4,049,152
Teledyne Technologies [1]	8,040	4,118,972
Vishay Precision Group [1]	14,508	407,675
Vontier Corporation	487,112	17,974,433
		124,594,817
IT SERVICES - 1.0%
Hackett Group (The)	228,248	5,802,064
Kyndryl Holdings [1]	255,631	10,726,277
		16,528,341
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
Axcelis Technologies [1]	44,508	3,101,763
Camtek [1]	35,732	3,021,498
Cirrus Logic [1]	189,930	19,801,152
Cohu [1]	268,753	5,170,808
FormFactor [1]	187,091	6,437,801
Ichor Holdings [1]	32,298	634,333
Impinj [1]	49,151	5,459,202
Kulicke & Soffa Industries	183,997	6,366,296
MKS	137,106	13,622,852
Nova [1,2]	46,750	12,865,600
NVE Corporation	25,148	1,851,144
Onto Innovation [1]	84,394	8,517,886
Photronics [1]	130,787	2,462,719
Rambus [1]	29,987	1,919,768
SiTime Corporation [1,2]	13,116	2,794,757
Ultra Clean Holdings [1]	83,762	1,890,508
		95,918,087
SOFTWARE - 2.1%
Adeia	125,607	1,776,083
Agilysys [1]	94,589	10,843,683
Alkami Technology [1]	90,256	2,720,316
Computer Modelling Group	2,339,433	12,386,497
JFrog [1]	84,926	3,726,553
Sapiens International	160,886	4,705,915
		36,159,047
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
Diebold Nixdorf [1]	93,083	5,156,798
Total (Cost $181,371,926)		287,358,151

MATERIALS – 7.2%
CHEMICALS - 4.4%
Aspen Aerogels [1,2]	115,730	685,122
Cabot Corporation	47,357	3,551,775
Element Solutions	1,100,159	24,918,601
Hawkins	13,326	1,893,625
Huntsman Corporation	29,150	303,743
Ingevity Corporation [1]	231,100	9,958,099
Innospec	133,146	11,196,247
Minerals Technologies	154,907	8,530,728
†NewMarket Corporation	6,834	4,721,337
Quaker Houghton	94,507	10,579,114
		76,338,391
CONSTRUCTION MATERIALS - 0.1%
†United States Lime & Minerals	11,724	1,170,055
CONTAINERS & PACKAGING - 0.4%
Graphic Packaging Holding Company	178,195	3,754,568
Silgan Holdings	58,265	3,156,798
		6,911,366
METALS & MINING - 1.5%
Alamos Gold Cl. A	589,328	15,675,021
Commercial Metals	45,606	2,230,590
Major Drilling Group International [1]	281,491	1,831,474
Metallus [1]	59,261	913,212
Reliance	14,973	4,700,025
		25,350,322
PAPER & FOREST PRODUCTS - 0.8%
Stella-Jones	245,420	14,145,780
Total (Cost $74,845,221)		123,915,914

REAL ESTATE – 1.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Colliers International Group	31,615	4,127,022
FirstService Corporation	24,813	4,332,846
FRP Holdings [1]	170,323	4,579,986
Kennedy-Wilson Holdings	705,366	4,796,489
Marcus & Millichap	183,172	5,625,212
Total (Cost $19,083,439)		23,461,555
TOTAL COMMON STOCKS
(Cost $1,133,058,086)		1,681,097,520
COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.6%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.20%)
(Cost $11,080,900)	11,080,900	11,080,900

INVESTMENTS AT VALUE
(Cost $1,144,138,986)		1,692,178,420

See Notes to Financial Statements	9

Schedules of Investments	June 30, 2025 (unaudited)

Royce Small-Cap Fund (continued)

VALUE

REPURCHASE AGREEMENT – 2.4%
Fixed Income Clearing Corporation, 3.75% dated 6/30/25, due 7/1/25, maturity value $40,815,985 (collateralized by obligations of U.S. Government Agencies, 3.375% due 5/15/33, valued at $41,628,135)
(Cost $40,811,734)	$40,811,734
TOTAL INVESTMENTS 100.6%
(Cost $1,184,950,720)	1,732,990,154

LIABILITIES LESS CASH AND OTHER ASSETS – (0.6)%	(10,462,376)

NET ASSETS – 100.0%	$1,722,527,778

Royce Small-Cap Opportunity Fund

Common Stocks – 97.4%

	SHARES	VALUE

COMMUNICATION SERVICES – 4.6%
ENTERTAINMENT - 1.1%
IMAX Corporation [1]	161,313	$4,510,311
†Lionsgate Studios [1,2]	739,710	4,297,715
†Starz Entertainment [1]	163,244	2,623,331
		11,431,357
INTERACTIVE MEDIA & SERVICES - 1.8%
DHI Group [1]	1,147,986	3,409,519
EverQuote Cl. A [1]	181,335	4,384,680
IAC [1]	149,995	5,600,813
QuinStreet [1]	306,117	4,928,484
		18,323,496
MEDIA - 1.3%
Criteo ADR [1]	167,657	4,017,062
Magnite [1]	297,360	7,172,323
Thryv Holdings [1]	202,436	2,461,622
		13,651,007
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
†Gogo [1,2]	317,513	4,661,091
Total (Cost $41,663,810)		48,066,951

CONSUMER DISCRETIONARY – 9.3%
AUTOMOBILE COMPONENTS - 1.8%
Fox Factory Holding [1]	21,980	570,161
Garrett Motion	302,591	3,180,231
Modine Manufacturing [1]	77,869	7,670,097
Patrick Industries	50,619	4,670,615
Stoneridge [1]	439,103	3,091,285
		19,182,389
BROADLINE RETAIL - 0.6%
Dillard's Cl. A	13,997	5,848,367
DIVERSIFIED CONSUMER SERVICES - 0.5%
American Public Education [1]	174,457	5,313,960
HOTELS, RESTAURANTS & LEISURE - 0.1%
Century Casinos [1]	417,984	884,036
HOUSEHOLD DURABLES - 3.1%
Beazer Homes USA [1]	187,826	4,201,668
Cavco Industries [1]	9,874	4,289,562
Century Communities	52,627	2,963,953
Champion Homes [1]	97,727	6,118,687
M/I Homes [1]	30,286	3,395,666
Taylor Morrison Home [1]	104,313	6,406,904
Tri Pointe Homes [1]	145,590	4,651,601
		32,028,041
SPECIALTY RETAIL - 2.3%
Advance Auto Parts	142,590	6,629,009
Caleres	20,019	244,632
J.Jill	300,818	4,403,976
MarineMax [1]	200,605	5,043,210
OneWater Marine Cl. A [1]	286,806	3,840,332
Victoria's Secret & Co. [1]	194,208	3,596,732
		23,757,891
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
†Capri Holdings [1]	137,631	2,436,069
Lakeland Industries	425,787	5,794,961
Vera Bradley [1]	336,481	743,623
		8,974,653
Total (Cost $81,879,432)		95,989,337

See Notes to Financial Statements	10

Schedules of Investments	June 30, 2025 (unaudited)

Royce Small-Cap Opportunity Fund (continued)

	SHARES	VALUE

CONSUMER STAPLES – 0.5%
FOOD PRODUCTS - 0.5%
SunOpta [1]	800,823	$4,644,774
Total (Cost $5,384,802)		4,644,774

ENERGY – 9.4%
ENERGY EQUIPMENT & SERVICES - 5.3%
Archrock	137,268	3,408,364
Atlas Energy Solutions	235,861	3,153,462
†Flowco Holdings Cl. A	97,895	1,743,510
Kodiak Gas Services	164,694	5,644,063
Liberty Energy Cl. A	290,473	3,334,630
Mammoth Energy Services [1]	21,124	59,147
†Mattr Corp. [1]	159,658	1,408,109
NPK International [1]	729,570	6,208,641
Patterson-UTI Energy	738,555	4,379,631
ProPetro Holding Corp. [1]	532,813	3,180,894
Ranger Energy Services Cl. A	366,512	4,376,153
Select Water Solutions Cl. A	893,271	7,717,861
Solaris Energy Infrastructure Cl. A	283,178	8,011,106
TETRA Technologies [1]	683,160	2,295,418
		54,920,989
OIL, GAS & CONSUMABLE FUELS - 4.1%
Ardmore Shipping	439,603	4,220,189
Baytex Energy	1,530,589	2,739,754
Comstock Resources [1]	245,034	6,780,091
Kosmos Energy [1]	1,066,858	1,834,996
Matador Resources	60,157	2,870,692
Navigator Holdings	446,406	6,316,645
Northern Oil and Gas	136,899	3,881,087
SandRidge Energy	493,703	5,341,866
Scorpio Tankers	108,672	4,252,335
Vermilion Energy	519,833	3,794,485
		42,032,140
Total (Cost $87,705,999)		96,953,129

FINANCIALS – 11.1%
BANKS - 4.8%
Axos Financial [1]	40,229	3,059,013
BankUnited	216,344	7,699,683
BayCom Corp.	227,909	6,315,359
Business First Bancshares	298,137	7,349,077
Customers Bancorp [1]	98,771	5,801,809
Dime Community Bancshares	187,363	5,047,559
First Foundation [1]	550,202	2,806,030
Hilltop Holdings	130,349	3,956,092
Seacoast Banking Corporation of Florida	260,866	7,205,119
		49,239,741
CAPITAL MARKETS - 4.1%
Artisan Partners Asset Management Cl. A	146,702	6,503,300
Bridge Investment Group Holdings Cl. A	387,699	3,880,867
Canaccord Genuity Group	882,570	6,714,467
Evercore Cl. A	14,747	3,981,985
Marex Group	101,390	4,001,863
Moelis & Company Cl. A	50,644	3,156,134
Perella Weinberg Partners Cl. A	339,074	6,584,817
Victory Capital Holdings Cl. A	127,806	8,137,408
		42,960,841
CONSUMER FINANCE - 0.4%
†Encore Capital Group [1]	94,648	3,663,824
FINANCIAL SERVICES - 1.5%
I3 Verticals Cl. A [1,2]	215,703	5,927,519
NCR Atleos [1]	242,776	6,926,399
Walker & Dunlop	44,154	3,111,974
		15,965,892
INSURANCE - 0.3%
Abacus Global Management [1]	670,982	3,448,847
Total (Cost $96,238,098)		115,279,145

HEALTH CARE – 8.8%
BIOTECHNOLOGY - 0.3%
CareDx [1]	138,010	2,696,715
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
AngioDynamics [1]	527,442	5,232,225
Apyx Medical [1]	730,112	1,642,752
Artivion [1]	235,204	7,314,844
Bioventus Cl. A [1]	590,844	3,911,387
Enovis Corporation [1]	132,990	4,170,567
Varex Imaging [1]	349,176	3,027,356
		25,299,131
HEALTH CARE PROVIDERS & SERVICES - 3.2%
AdaptHealth Corp. [1,2]	584,154	5,508,572
Alignment Healthcare [1]	224,965	3,149,510
Astrana Health [1]	163,603	4,070,443
Community Health Systems [1]	470,626	1,600,128
Concentra Group Holdings Parent	140,648	2,893,129
NeoGenomics [1]	537,229	3,927,144
†Privia Health Group [1]	211,858	4,872,734
Quipt Home Medical [1]	486,188	870,276
RadNet [1]	72,027	4,099,057
Select Medical Holdings	164,743	2,500,799
		33,491,792
HEALTH CARE TECHNOLOGY - 1.5%
Evolent Health Cl. A [1]	358,599	4,037,825
LifeMD [1]	416,347	5,670,646
OptimizeRx Corporation [1]	427,904	5,776,704
		15,485,175
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Azenta [1]	179,266	5,517,808
PHARMACEUTICALS - 0.8%
Harrow [1]	153,398	4,684,775
Organon & Co	376,249	3,642,090
		8,326,865
Total (Cost $91,412,926)		90,817,486

INDUSTRIALS – 26.8%
AEROSPACE & DEFENSE - 5.7%
AAR Corp. [1]	109,485	7,531,473
Astronics Corporation [1]	234,490	7,850,725
BWX Technologies	56,138	8,087,240
Ducommun [1]	80,873	6,682,536
Kratos Defense & Security Solutions [1]	172,646	8,019,407
Leonardo DRS	176,132	8,186,615
Mercury Systems [1]	127,389	6,861,172
V2X [1]	125,448	6,090,501
		59,309,669
AIR FREIGHT & LOGISTICS - 0.8%
Hub Group Cl. A	94,640	3,163,815
Radiant Logistics [1]	756,377	4,598,772
		7,762,587

See Notes to Financial Statements	11

Schedules of Investments	June 30, 2025 (unaudited)

Royce Small-Cap Opportunity Fund (continued)

	SHARES	VALUE

INDUSTRIALS (continued)
BUILDING PRODUCTS - 1.5%
Gibraltar Industries [1]	46,587	$2,748,633
Insteel Industries	62,989	2,343,821
Janus International Group [1]	417,888	3,401,608
Resideo Technologies [1]	338,124	7,459,015
		15,953,077
COMMERCIAL SERVICES & SUPPLIES - 3.0%
CECO Environmental [1]	298,653	8,454,866
†GDI Integrated Facility Services [1]	99,631	2,318,565
Healthcare Services Group [1]	229,149	3,444,110
†Montrose Environmental Group [1],[2]	339,683	7,435,661
Pursuit Attractions and Hospitality [1]	136,789	3,943,627
VSE Corporation	42,010	5,502,470
		31,099,299
CONSTRUCTION & ENGINEERING - 4.2%
Concrete Pumping Holdings	556,073	3,419,849
Construction Partners Cl. A [1]	74,496	7,917,435
Limbach Holdings [1]	40,451	5,667,185
Matrix Service [1]	382,803	5,171,669
NWPX Infrastructure [1]	124,060	5,087,701
Orion Group Holdings [1]	902,345	8,184,269
Primoris Services	107,909	8,410,427
		43,858,535
ELECTRICAL EQUIPMENT - 1.0%
American Superconductor [1]	213,016	7,815,557
Shoals Technologies Group Cl. A [1]	696,861	2,961,659
		10,777,216
GROUND TRANSPORTATION - 0.6%
†FTAI Infrastructure	917,113	5,658,587
MACHINERY - 4.7%
Ag Growth International	114,559	3,503,861
Chart Industries [1]	35,913	5,913,075
Helios Technologies	154,377	5,151,560
Luxfer Holdings	584,881	7,123,851
Mayville Engineering [1]	302,004	4,819,984
Shyft Group (The)	393,676	4,936,697
Stratasys [1]	312,625	3,585,809
†Titan International [1]	308,019	3,163,355
Trinity Industries	211,143	5,702,972
Twin Disc	5,700	50,331
Wabash National	419,658	4,460,965
		48,412,460
PROFESSIONAL SERVICES - 2.8%
†Amentum Holdings [1]	181,307	4,280,658
Kelly Services Cl. A	304,904	3,570,426
Mistras Group [1]	687,386	5,505,962
Resources Connection	632,011	3,393,899
TrueBlue [1]	915,896	5,935,006
WNS (Holdings) [1]	95,941	6,067,309
		28,753,260
TRADING COMPANIES & DISTRIBUTORS - 2.5%
DNOW [1]	244,966	3,632,846
Herc Holdings	25,223	3,321,617
MRC Global [1]	462,083	6,335,158
†SiteOne Landscape Supply [1]	33,556	4,058,263
Titan Machinery [1,2]	168,336	3,334,736
WESCO International	28,572	5,291,534
		25,974,154
Total (Cost $195,760,132)		277,558,844

INFORMATION TECHNOLOGY – 20.9%
COMMUNICATIONS EQUIPMENT - 4.6%
ADTRAN Holdings [1]	618,758	5,550,259
Applied Optoelectronics [1,2]	312,451	8,026,866
Aviat Networks [1]	339,568	8,166,610
Clearfield [1]	121,021	5,253,522
Comtech Telecommunications [1]	846,303	2,073,442
Digi International [1]	229,065	7,985,206
†Gilat Satellite Networks [1]	576,350	4,086,322
Ribbon Communications [1]	1,602,871	6,427,513
		47,569,740
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.7%
Advanced Energy Industries	34,886	4,622,395
Arlo Technologies [1]	403,476	6,842,953
Coherent Corp. [1]	84,104	7,502,918
CTS Corporation	131,034	5,583,359
Identiv [1]	657,008	2,141,846
IPG Photonics [1]	76,911	5,279,940
Knowles Corporation [1]	476,587	8,397,463
nLIGHT [1]	405,818	7,986,498
Powerfleet [1]	823,893	3,550,979
SmartRent Cl. A [1]	466,142	461,481
Vishay Intertechnology	181,032	2,874,788
Vishay Precision Group [1]	141,913	3,987,755
		59,232,375
IT SERVICES - 1.5%
Endava ADR Cl. A [1]	185,918	2,848,263
Grid Dynamics Holdings [1]	373,189	4,310,333
Kyndryl Holdings [1]	206,330	8,657,607
		15,816,203
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.7%
Alpha and Omega Semiconductor [1]	162,429	4,167,928
Amkor Technology	255,868	5,370,669
Axcelis Technologies [1]	61,658	4,296,946
Cohu [1]	284,096	5,466,007
FormFactor [1]	194,947	6,708,126
Ichor Holdings [1]	382,083	7,504,110
indie Semiconductor Cl. A [1,2]	856,961	3,050,781
inTEST Corporation [1]	493,017	3,589,164
Kopin Corporation [1]	2,766,295	4,232,431
Kulicke & Soffa Industries	103,288	3,573,765
Onto Innovation [1]	15,009	1,514,859
Penguin Solutions [1]	350,432	6,942,058
Ultra Clean Holdings [1]	325,833	7,354,051
Veeco Instruments [1]	275,941	5,607,121
		69,378,016
SOFTWARE - 2.3%
A10 Networks	387,867	7,505,226
Five9 [1]	190,632	5,047,935
LiveRamp Holdings [1]	134,877	4,456,336
Viant Technology Cl. A [1]	314,764	4,164,328
†Xperi [1]	288,072	2,278,650
		23,452,475
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
Immersion Corporation	55,310	435,843
Total (Cost $163,618,678)		215,884,652

MATERIALS – 5.7%
CHEMICALS - 1.3%
†Arq [1]	276,516	1,484,891
Aspen Aerogels [1]	159,667	945,229

See Notes to Financial Statements	12

Schedules of Investments	June 30, 2025 (unaudited)

Royce Small-Cap Opportunity Fund (continued)

	SHARES	VALUE

MATERIALS (continued)
CHEMICALS (continued)
Ingevity Corporation [1]	118,961	$5,126,029
Intrepid Potash [1]	104,060	3,718,064
Tronox Holdings	457,822	2,321,157
		13,595,370
CONTAINERS & PACKAGING - 0.3%
† Sealed Air	99,527	3,088,323
METALS & MINING - 4.1%
† AMG Critical Materials	216,311	5,554,720
ATI [1]	87,945	7,593,171
Capstone Copper [1]	1,026,875	6,304,149
Carpenter Technology	12,657	3,498,142
Commercial Metals	130,627	6,388,967
Ferroglobe	886,309	3,252,754
Major Drilling Group International [1]	855,733	5,567,685
Metallus [1]	257,906	3,974,331
Noranda Aluminum Holding Corporation [1],[3]	488,157	0
		42,133,919
Total (Cost $40,298,196)		58,817,612

REAL ESTATE – 0.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Kennedy-Wilson Holdings	472,810	3,215,108
Total (Cost $4,319,173)		3,215,108

TOTAL COMMON STOCKS
(Cost $808,281,246)		1,007,227,038

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.2%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.20%)
(Cost $2,453,227)	2,453,227	2,453,227

INVESTMENTS AT VALUE
(Cost $810,734,473)		1,009,680,265

REPURCHASE AGREEMENT– 2.5%
Fixed Income Clearing Corporation, 3.75% dated 6/30/25, due 7/1/25, maturity value $25,476,033 (collateralized by obligations of U.S. Government Agencies, 3.375% due 5/15/33, valued at $25,983,007)
(Cost $25,473,379)		25,473,379

TOTAL INVESTMENTS – 100.1%
(Cost $836,207,852)		1,035,153,644

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(714,175)

NET ASSETS – 100.0%		$1,034,439,469

Royce Small-Cap Special Equity Fund

Common Stocks – 81.9%

	SHARES	VALUE

COMMUNICATION SERVICES – 6.4%
MEDIA - 6.4%
TEGNA	1,878,000	$31,475,280
Total (Cost $35,998,223)		31,475,280

CONSUMER DISCRETIONARY – 16.1%
AUTOMOBILE COMPONENTS - 6.4%
Standard Motor Products	1,025,000	31,488,000
BROADLINE RETAIL - 2.6%
Macy's	1,075,000	12,534,500
DIVERSIFIED CONSUMER SERVICES - 0.7%
H&R Block	60,000	3,293,400
HOTELS, RESTAURANTS & LEISURE - 0.8%
Nathan's Famous	37,000	4,091,460
HOUSEHOLD DURABLES - 1.4%
Ethan Allen Interiors	245,000	6,823,250
TEXTILES, APPAREL & LUXURY GOODS - 4.2%
Movado Group [5]	1,357,500	20,701,875
Total (Cost $94,975,109)		78,932,485

CONSUMER STAPLES – 10.6%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.5%
Ingles Markets Cl. A	350,000	22,183,000
FOOD PRODUCTS - 2.8%
John B. Sanfilippo & Son	216,100	13,666,164
HOUSEHOLD PRODUCTS - 3.3%
Oil-Dri Corporation of America	272,000	16,045,280
Total (Cost $41,909,782)		51,894,444

ENERGY – 0.4%
ENERGY EQUIPMENT & SERVICES - 0.4%
RPC	460,000	2,175,800
Total (Cost $3,463,169)		2,175,800

FINANCIALS – 7.4%
CAPITAL MARKETS - 7.4%
Diamond Hill Investment Group [5]	137,063	19,916,625
Federated Hermes Cl. B	300,000	13,296,000
GAMCO Investors Cl. A [4]	114,500	2,765,175
Total (Cost $28,171,358)		35,977,800

INDUSTRIALS – 23.3%
BUILDING PRODUCTS - 5.7%
Insteel Industries	412,000	15,330,520
UFP Industries	124,500	12,370,320
		27,700,840
COMMERCIAL SERVICES & SUPPLIES - 4.5%
Ennis	1,215,000	22,040,100
ELECTRICAL EQUIPMENT - 2.2%
Atkore	103,000	7,266,650
Preformed Line Products	22,000	3,515,820
		10,782,470

MACHINERY - 10.8%
Gencor Industries [1],[5]	901,000	12,614,000
Miller Industries	158,500	7,046,910
Mueller Industries	419,000	33,297,930
		52,958,840

PROFESSIONAL SERVICES - 0.1%
Resources Connection	47,000	252,390
Total (Cost $82,528,747)		113,734,640

See Notes to Financial Statements	13

Schedules of Investments	June 30, 2025 (unaudited)

Royce Small-Cap Special Equity Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY – 9.2%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.9%
Vishay Intertechnology	1,515,000	$24,058,200
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
NVE Corporation [5]	281,500	20,721,215
Total (Cost $38,363,260)		44,779,415

MATERIALS – 6.2%
CONSTRUCTION MATERIALS - 1.1%
United States Lime & Minerals	52,000	5,189,600
METALS & MINING - 2.2%
Commercial Metals	135,000	6,602,850
Metallus [1]	281,000	4,330,210
		10,933,060
PAPER & FOREST PRODUCTS - 2.9%
Sylvamo Corporation	280,000	14,028,000
Total (Cost $23,051,725)		30,150,660

REAL ESTATE – 2.3%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.3%
Marcus & Millichap	365,600	11,227,576
Total (Cost $8,919,486)		11,227,576

TOTAL COMMON STOCKS
(Cost $357,380,859)		400,348,100

INVESTMENTS AT VALUE
(Cost $357,380,859)		400,348,100

REPURCHASE AGREEMENT– 18.2%
Fixed Income Clearing Corporation, 3.75% dated 6/30/25, due 7/1/25, maturity value
$89,149,776 (collateralized by obligations of various U.S. Government Agencies,
3.375%-4.00% due 6/30/32-5/15/33, valued at $90,923,494)
(Cost $89,140,490)		89,140,490

TOTAL INVESTMENTS – 100.1%
(Cost $446,521,349)		489,488,590

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(484,684)

NET ASSETS – 100.0%		$489,003,906

Royce Small-Cap Total Return Fund

Common Stocks – 95.6%

	SHARES	VALUE
COMMUNICATION SERVICES – 0.3%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
IDT Corporation Cl. B	35,259	$2,408,895
Total (Cost $945,663)		2,408,895

CONSUMER DISCRETIONARY – 10.6%
HOTELS, RESTAURANTS & LEISURE - 1.3%
†International Game Technology	729,997	11,541,253
HOUSEHOLD DURABLES - 1.1%
†Installed Building Products	56,631	10,211,702
LEISURE PRODUCTS - 1.9%
YETI Holdings [1]	565,791	17,833,732
SPECIALTY RETAIL - 6.3%
Academy Sports & Outdoors	643,343	28,828,200
Advance Auto Parts	540,654	25,135,004
OneWater Marine Cl. A [1]	306,531	4,104,450
		58,067,654
Total (Cost $106,755,147)		97,654,341

CONSUMER STAPLES – 2.3%
FOOD PRODUCTS - 1.5%
†Nomad Foods	792,506	13,464,677
HOUSEHOLD PRODUCTS - 0.8%
†Kimberly-Clark de Mexico	4,113,045	7,540,235
Total (Cost $21,836,352)		21,004,912

ENERGY – 3.1%
ENERGY EQUIPMENT & SERVICES - 3.1%
Cactus Cl. A	148,523	6,493,426
Core Laboratories	573,043	6,601,455
Pason Systems	1,750,467	15,785,375
Total (Cost $30,885,102)		28,880,256

FINANCIALS – 34.9%
BANKS - 19.2%
Banc of California	750,352	10,542,446
BankUnited	414,220	14,742,090
†Esquire Financial Holdings	59,376	5,620,532
First Financial Bankshares	123,387	4,439,464
German American Bancorp	310,547	11,959,165
Glacier Bancorp	277,936	11,973,483
Hingham Institution for Savings	57,514	14,283,602
Home BancShares	708,233	20,156,311
Metropolitan Bank Holding [1]	145,559	10,189,130
OceanFirst Financial	734,080	12,927,149
Origin Bancorp	464,891	16,615,204
Seacoast Banking Corporation of Florida	598,847	16,540,154
TowneBank	470,371	16,077,281
Western Alliance Bancorp	93,561	7,295,887
Wintrust Financial	30,629	3,797,383
		177,159,281
CAPITAL MARKETS - 3.1%
†Donnelley Financial Solutions [1]	129,721	7,997,300
GCM Grosvenor Cl. A	347,952	4,022,325
Marex Group	307,627	12,142,038
Tel Aviv Stock Exchange	252,525	4,880,615
		29,042,278
FINANCIAL SERVICES - 3.1%
Compass Diversified Holdings	28,470	178,792
Merchants Bancorp	435,300	14,395,371

See Notes to Financial Statements	14

Schedules of Investments	June 30, 2025 (unaudited)

Royce Small-Cap Total Return Fund (continued)

	SHARES	VALUE

FINANCIALS (continued)
FINANCIAL SERVICES (continued)
† Walker & Dunlop	198,842	$14,014,384
		28,588,547
INSURANCE - 9.5%
AMERISAFE	280,779	12,278,465
Assured Guaranty	297,067	25,874,536
Axis Capital Holdings	90,307	9,375,673
† Fidelis Insurance Holdings	64,665	1,072,146
International General Insurance Holdings	1,100,106	26,424,546
RenaissanceRe Holdings	50,066	12,161,031
		87,186,397
Total (Cost $244,386,901)		321,976,503

HEALTH CARE – 1.1%
HEALTH CARE PROVIDERS & SERVICES - 1.1%
PACS Group [1]	756,099	9,768,799
Total (Cost $14,193,936)		9,768,799

INDUSTRIALS – 22.9%
BUILDING PRODUCTS - 2.2%
UFP Industries	203,738	20,243,408
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Healthcare Services Group [1]	1,578,690	23,727,711
ELECTRICAL EQUIPMENT - 1.2%
Atkore	154,604	10,907,312
MACHINERY - 2.8%
Douglas Dynamics	310,936	9,163,284
Timken Company (The)	234,436	17,008,332
		26,171,616
PROFESSIONAL SERVICES - 7.2%
Barrett Business Services	553,226	23,063,992
Franklin Covey [1]	612,198	13,970,358
Insperity	240,075	14,433,309
KBR	308,085	14,769,595
		66,237,254
TRADING COMPANIES & DISTRIBUTORS - 7.0%
Air Lease Cl. A	316,952	18,538,523
FTAI Aviation	169,953	19,551,393
MSC Industrial Direct Cl. A	309,021	26,272,965
		64,362,881

Total (Cost $177,583,868)		211,650,182

INFORMATION TECHNOLOGY – 13.2%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.9%
Bel Fuse Cl. B	152,440	14,891,864
Vontier Corporation	575,056	21,219,566
		36,111,430
IT SERVICES - 5.2%
Hackett Group (The)	1,016,781	25,846,573
Kyndryl Holdings [1]	515,533	21,631,764
		47,478,337
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
Kulicke & Soffa Industries	567,005	19,618,373
SOFTWARE - 2.0%
Sapiens International	628,643	18,387,808
Total (Cost $86,996,027)		121,595,948

MATERIALS – 7.2%
CHEMICALS - 3.8%
Element Solutions	774,088	17,533,093
Ingevity Corporation [1]	403,359	17,380,740
		34,913,833
CONTAINERS & PACKAGING - 3.4%
Graphic Packaging Holding Company	647,732	13,647,713
Silgan Holdings	331,138	17,941,057
		31,588,770
Total (Cost $55,371,614)		66,502,603

TOTAL COMMON STOCKS
(Cost $738,954,610)		881,442,439

INVESTMENTS AT VALUE
(Cost $738,954,610)		881,442,439

REPURCHASE AGREEMENT– 4.0%
Fixed Income Clearing Corporation, 3.75% dated 6/30/25, due 7/1/25, maturity value $36,918,633 (collateralized by obligations of U.S. Government Agencies, 3.375% due 5/15/33, valued at $37,653,155)

(Cost $36,914,788)	36,914,788

TOTAL INVESTMENTS – 99.6%
(Cost $775,869,398)	918,357,227

CASH AND OTHER ASSETS LESS LIABILITIES – 0.4%	3,515,627

NET ASSETS – 100.0%	$921,872,854

See Notes to Financial Statements	15

Schedules of Investments	June 30, 2025 (unaudited)

Royce Small-Cap Value Fund
Common Stocks – 99.1%

	SHARES	VALUE

COMMUNICATION SERVICES – 1.6%
MEDIA - 1.6%
TEGNA	91,539	$1,534,194
Total (Cost $1,434,358)		1,534,194

CONSUMER DISCRETIONARY – 20.9%
AUTOMOBILE COMPONENTS - 4.4%
Gentex Corporation	32,544	715,643
Lear Corporation	17,407	1,653,317
Visteon Corporation [1]	18,875	1,761,037
		4,129,997
DIVERSIFIED CONSUMER SERVICES - 1.3%
frontdoor [1]	20,768	1,224,066
HOUSEHOLD DURABLES - 7.3%
Ethan Allen Interiors	29,768	829,039
M/I Homes [1]	13,121	1,471,126
Meritage Homes	21,140	1,415,746
PulteGroup	15,519	1,636,634
Tri Pointe Homes [1]	47,032	1,502,672
		6,855,217
SPECIALTY RETAIL - 7.0%
Academy Sports & Outdoors	21,450	961,175
Buckle (The)	40,944	1,856,810
Caleres	30,500	372,710
J.Jill	53,312	780,488
Shoe Carnival	42,706	799,029
Signet Jewelers	14,258	1,134,224
Williams-Sonoma	4,636	757,383
		6,661,819
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
Kontoor Brands	12,925	852,662
Total (Cost $17,093,927)		19,723,761

CONSUMER STAPLES – 1.9%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
Village Super Market Cl. A	46,127	1,775,889
Total (Cost $1,024,938)		1,775,889

ENERGY – 8.0%
OIL, GAS & CONSUMABLE FUELS - 8.0%
Chord Energy	14,525	1,406,746
Civitas Resources	21,686	596,799
Crescent Energy Cl. A	26,247	225,724
Dorchester Minerals L.P.	19,643	547,254
Matador Resources	30,240	1,443,053
Riley Exploration Permian	29,487	773,444
SM Energy	46,879	1,158,380
Teekay Tankers Cl. A	32,580	1,359,238
Total (Cost $8,406,144)		7,510,638

FINANCIALS – 25.3%
BANKS - 19.1%
Burke & Herbert Financial Services	23,739	1,417,930
Citizens Community Bancorp	35,337	487,651
CNB Financial	51,003	1,165,929
Dime Community Bancshares	40,001	1,077,627
†First Bank	92,492	1,430,851
†FS Bancorp	24,197	952,878
Heritage Financial	55,665	1,327,054
Mid Penn Bancorp	42,386	1,195,285
OceanFirst Financial	66,251	1,166,680

Princeton Bancorp	22,275	680,279
Timberland Bancorp	48,922	1,526,366
TrustCo Bank Corp NY	25,317	846,094
Unity Bancorp	36,634	1,724,729
Univest Financial	43,830	1,316,653
†WesBanco	29,123	921,160
Western New England Bancorp	80,544	743,421
		17,980,587
CAPITAL MARKETS - 1.9%
Evercore Cl. A	6,727	1,816,424
FINANCIAL SERVICES - 2.5%
†Enact Holdings	33,905	1,259,571
International Money Express [1]	113,787	1,148,111
		2,407,682
INSURANCE - 1.8%
Tiptree	73,167	1,725,278
Total (Cost $18,389,684)		23,929,971

HEALTH CARE – 6.1%
BIOTECHNOLOGY - 2.0%
Catalyst Pharmaceuticals [1]	64,588	1,401,560
†Entrada Therapeutics [1],[2]	70,588	474,351
		1,875,911
HEALTH CARE PROVIDERS & SERVICES - 1.6%
Molina Healthcare [1]	4,942	1,472,222
PHARMACEUTICALS - 2.5%
Amphastar Pharmaceuticals [1]	30,851	708,339
Collegium Pharmaceutical [1]	38,262	1,131,407
SIGA Technologies	84,764	552,661
		2,392,407
Total (Cost $4,416,627)		5,740,540

INDUSTRIALS – 15.9%
BUILDING PRODUCTS - 1.3%
MasterBrand [1]	56,521	617,775
UFP Industries	6,357	631,631
		1,249,406
COMMERCIAL SERVICES & SUPPLIES - 2.0%
†Interface	55,093	1,153,096
†Steelcase Cl. A	71,664	747,456
		1,900,552
CONSTRUCTION & ENGINEERING - 1.5%
Sterling Infrastructure [1]	5,919	1,365,691
GROUND TRANSPORTATION - 1.5%
ArcBest Corporation	18,749	1,443,861
MACHINERY - 3.4%
Allison Transmission Holdings	17,146	1,628,698
Blue Bird [1,2]	16,480	711,277
Miller Industries	19,743	877,774
		3,217,749
MARINE TRANSPORTATION - 1.5%
Genco Shipping & Trading	103,744	1,355,934
PROFESSIONAL SERVICES - 4.7%
Barrett Business Services	31,241	1,302,437
IBEX [1]	63,849	1,858,006
Korn Ferry	17,460	1,280,342
		4,440,785
Total (Cost $10,222,429)		14,973,978

See Notes to Financial Statements	16

Schedules of Investments	June 30, 2025 (unaudited)

Royce Small-Cap Value Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY – 15.5%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 10.8%
Bel Fuse Cl. B	9,782	$955,604
ePlus [1]	17,922	1,292,176
Flex [1]	36,463	1,820,233
Jabil	8,442	1,841,200
PC Connection	11,642	765,811
Sanmina Corporation [1]	18,827	1,841,845
TD SYNNEX	12,085	1,639,935
		10,156,804
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
Amkor Technology	64,457	1,352,952
SOFTWARE - 1.3%
Adeia	85,437	1,208,079
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.0%
Diebold Nixdorf [1]	33,912	1,878,725
Total (Cost $6,998,710)		14,596,560

MATERIALS – 3.9%
CHEMICALS - 2.3%
†Cabot Corporation	9,432	707,400
†NewMarket Corporation	2,064	1,425,935
		2,133,335
METALS & MINING - 0.9%
†Worthington Steel	28,340	845,382
PAPER & FOREST PRODUCTS - 0.7%
†Sylvamo Corporation	14,058	704,306
Total (Cost $3,462,580)		3,683,023

TOTAL COMMON STOCKS
(Cost $71,449,397)		93,468,554

INVESTMENTS AT VALUE
(Cost $71,449,397)		93,468,554

REPURCHASE AGREEMENT– 1.0%
Fixed Income Clearing Corporation, 3.75% dated 6/30/25, due 7/1/25, maturity value $970,518 (collateralized by obligations of U.S. Government Agencies, 4.625% due 2/15/35, valued at $989,850)
(Cost $970,417)		970,417

TOTAL INVESTMENTS – 100.1%
(Cost $72,419,814)		94,438,971

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(65,162)

NET ASSETS – 100.0%		$94,373,809

Royce Smaller-Companies Growth Fund

Common Stocks – 94.4%

	SHARES	VALUE

CONSUMER DISCRETIONARY – 11.0%
DIVERSIFIED CONSUMER SERVICES - 3.6%
Bright Horizons Family Solutions [1]	24,506	$3,028,697
OneSpaWorld Holdings	190,000	3,874,100
		6,902,797
HOTELS, RESTAURANTS & LEISURE - 6.5%
DraftKings Cl. A [1]	51,000	2,187,390
Kura Sushi USA Cl. A [1,2]	42,000	3,615,360
Life Time Group Holdings [1]	139,000	4,215,870
Texas Roadhouse	14,000	2,623,740
		12,642,360
HOUSEHOLD DURABLES - 0.9%
Installed Building Products	10,000	1,803,200
Total (Cost $14,335,409)		21,348,357

CONSUMER STAPLES – 3.4%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.5%
Guardian Pharmacy Services Cl. A [1]	221,596	4,722,211
FOOD PRODUCTS - 0.9%
Freshpet [1,2]	26,000	1,766,960
Total (Cost $5,701,895)		6,489,171

ENERGY – 3.9%
ENERGY EQUIPMENT & SERVICES - 0.8%
†Natural Gas Services Group [1]	18,000	464,580
Oceaneering International [1]	53,000	1,098,160
		1,562,740
OIL, GAS & CONSUMABLE FUELS - 3.1%
Centrus Energy Cl. A [1]	6,000	1,099,080
Golar LNG	72,000	2,965,680
Uranium Energy [1]	278,000	1,890,400
		5,955,160
Total (Cost $6,134,218)		7,517,900

FINANCIALS – 9.6%
BANKS - 5.1%
Atlantic Union Bankshares	47,000	1,470,160
Coastal Financial [1]	30,000	2,906,100
Glacier Bancorp	35,000	1,507,800
Seacoast Banking Corporation of Florida	142,000	3,922,040
		9,806,100
CAPITAL MARKETS - 1.4%
Sprott	39,000	2,695,847
FINANCIAL SERVICES - 0.8%
Paysign [1]	211,000	1,519,200
INSURANCE - 2.3%
Abacus Global Management [1]	318,385	1,636,499
†Root Cl. A [1]	7,000	895,790
TWFG Cl. A [1]	57,000	1,995,000
		4,527,289
Total (Cost $16,193,211)		18,548,436

HEALTH CARE – 19.0%
BIOTECHNOLOGY - 8.1%
Alvotech [1,2]	238,445	2,174,618
ARS Pharmaceuticals [1,2]	199,000	3,472,550
CareDx [1]	62,000	1,211,480
Catalyst Pharmaceuticals [1]	99,000	2,148,300
†89bio [1]	192,000	1,885,440
MeiraGTx Holdings [1]	216,989	1,414,768
Oxford Biomedica [1]	55,000	238,944

See Notes to Financial Statements	17

Schedules of Investments	June 30, 2025 (unaudited)

Royce Smaller-Companies Growth Fund (continued)

	SHARES	VALUE
HEALTH CARE (continued)
BIOTECHNOLOGY (continued)
†Palvella Therapeutics [1,2]	74,493	$1,679,072
PureTech Health [1]	852,657	1,458,318
		15,683,490
HEALTH CARE EQUIPMENT & SUPPLIES - 4.3%
Alphatec Holdings [1]	228,000	2,530,800
Integer Holdings [1]	20,500	2,520,885
SI-BONE [1]	110,000	2,070,200
TransMedics Group [1]	9,000	1,206,090
		8,327,975
HEALTH CARE PROVIDERS & SERVICES - 2.8%
†BrightSpring Health Services [1]	112,923	2,663,854
Hims & Hers Health Cl. A [1,2]	39,000	1,944,150
Talkspace [1]	307,462	854,744
		5,462,748
LIFE SCIENCES TOOLS & SERVICES - 0.8%
BioLife Solutions [1]	71,000	1,529,340
PHARMACEUTICALS - 3.0%
Axsome Therapeutics [1,2]	22,000	2,296,580
Corcept Therapeutics [1]	30,000	2,202,000
Harrow [1]	39,700	1,212,438
		5,711,018
Total (Cost $30,544,109)		36,714,571

INDUSTRIALS – 18.7%
AEROSPACE & DEFENSE - 4.7%
AeroVironment [1]	18,500	5,271,575
BWX Technologies	26,500	3,817,590
		9,089,165
COMMERCIAL SERVICES & SUPPLIES - 4.2%
ACV Auctions Cl. A [1]	330,000	5,352,600
VSE Corporation	21,000	2,750,580
		8,103,180
CONSTRUCTION & ENGINEERING - 3.7%
Argan	7,000	1,543,360
Limbach Holdings [1]	40,000	5,604,000
		7,147,360
MACHINERY - 1.7%
ATS Corporation [1]	104,000	3,316,850
PASSENGER AIRLINES - 0.7%
Blade Air Mobility [1]	358,000	1,442,740
PROFESSIONAL SERVICES - 1.3%
Paylocity Holding [1]	13,786	2,497,885
TRADING COMPANIES & DISTRIBUTORS - 2.4%
Distribution Solutions Group [1]	93,611	2,571,494
FTAI Aviation	17,500	2,013,200
		4,584,694
Total (Cost $18,842,796)		36,181,874

INFORMATION TECHNOLOGY – 26.5%
COMMUNICATIONS EQUIPMENT - 1.0%
ADTRAN Holdings [1]	220,000	1,973,400
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.9%
Mirion Technologies Cl. A [1]	238,000	5,124,140
nLIGHT [1]	130,000	2,558,400
PAR Technology [1]	53,000	3,676,610
		11,359,150
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
Impinj [1]	39,500	4,387,265
Nova [1,2]	9,000	2,476,800
Silicon Laboratories [1]	19,500	2,873,520
		9,737,585
SOFTWARE - 14.6%
Agilysys [1]	36,500	4,184,360
Blend Labs Cl. A [1]	829,000	2,735,700
Clearwater Analytics Holdings Cl. A [1]	127,000	2,785,110
Coveo Solutions [1]	614,000	3,467,347
CyberArk Software [1]	7,500	3,051,600
Descartes Systems Group (The) [1]	29,033	2,951,059
JFrog [1]	101,318	4,445,834
NextNav [1]	139,894	2,126,389
Vertex Cl. A [1]	70,500	2,491,118
		28,238,517
Total (Cost $35,949,020)		51,308,652

MATERIALS – 2.3%
CHEMICALS - 1.5%
†Flotek Industries [1,2]	195,000	2,878,200
METALS & MINING - 0.8%
Major Drilling Group International [1]	254,000	1,652,609
Total (Cost $3,377,767)		4,530,809

TOTAL COMMON STOCKS
(Cost $131,078,425)		182,639,770

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.5%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.20%)
(Cost $2,840,750)	2,840,750	2,840,750

INVESTMENTS AT VALUE
(Cost $133,919,175)		185,480,520

REPURCHASE AGREEMENT– 5.8%
Fixed Income Clearing Corporation, 3.75% dated 6/30/25, due 7/1/25, maturity value $11,155,867 (collateralized by obligations of U.S. Government Agencies, 4.00% due 6/30/32, valued at $11,377,914)
(Cost $11,154,705)		11,154,705

TOTAL INVESTMENTS – 101.7%
(Cost $145,073,880)		196,635,225

LIABILITIES LESS CASH AND OTHER ASSETS – (1.7)%		(3,229,599)

NET ASSETS – 100.0%		$193,405,626

See Notes to Financial Statements	18

Schedules of Investments	June 30, 2025 (unaudited)

Royce SMid-Cap Total Return Fund

Common Stocks – 95.3%

	SHARES	VALUE
CONSUMER DISCRETIONARY – 11.5%
HOUSEHOLD DURABLES - 2.7%
†Installed Building Products	6,970	$1,256,831
Worthington Enterprises	8,852	563,341
		1,820,172
SPECIALTY RETAIL - 8.8%
Academy Sports & Outdoors	52,086	2,333,974
Advance Auto Parts	50,490	2,347,280
Bath & Body Works	40,390	1,210,084
		5,891,338
Total (Cost $7,488,257)		7,711,510

CONSUMER STAPLES – 1.2%
HOUSEHOLD PRODUCTS - 1.2%
†Kimberly-Clark de Mexico	447,643	820,641
Total (Cost $677,837)		820,641

ENERGY – 3.2%
ENERGY EQUIPMENT & SERVICES - 3.2%
Cactus Cl. A	14,866	649,941
Pason Systems	167,102	1,506,894
Total (Cost $2,629,237)		2,156,835

FINANCIALS – 28.8%
BANKS - 12.1%
BOK Financial	15,414	1,504,869
German American Bancorp	36,905	1,421,212
†Glacier Bancorp	17,576	757,174
Home BancShares	50,512	1,437,571
Seacoast Banking Corporation of Florida	39,999	1,104,772
TowneBank	37,318	1,275,529
†Western Alliance Bancorp	7,918	617,446
		8,118,573
CAPITAL MARKETS - 5.8%
GCM Grosvenor Cl. A	70,708	817,384
Marex Group	27,067	1,068,335
SEI Investments	21,892	1,967,215
		3,852,934
FINANCIAL SERVICES - 1.8%
Merchants Bancorp	35,540	1,175,308
INSURANCE - 9.1%
Assured Guaranty	25,814	2,248,400
Axis Capital Holdings	18,104	1,879,557
RenaissanceRe Holdings	8,146	1,978,663
		6,106,620
Total (Cost $16,323,970)		19,253,435

HEALTH CARE – 2.6%
HEALTH CARE PROVIDERS & SERVICES - 1.7%
Ensign Group (The)	7,439	1,147,540
LIFE SCIENCES TOOLS & SERVICES - 0.9%
†Avantor [1]	41,372	556,867
Total (Cost $1,036,157)		1,704,407

INDUSTRIALS – 20.4%
BUILDING PRODUCTS - 2.9%
Simpson Manufacturing	2,085	323,821
UFP Industries	16,076	1,597,312
		1,921,133
MACHINERY - 4.4%
Lincoln Electric Holdings	2,255	467,506
Spirax Group	7,410	605,703
Timken Company (The)	25,860	1,876,143
		2,949,352
PROFESSIONAL SERVICES - 1.4%
KBR	19,005	911,100
Korn Ferry	474	34,758
		945,858
TRADING COMPANIES & DISTRIBUTORS - 11.7%
AerCap Holdings	15,575	1,822,275
Applied Industrial Technologies	5,584	1,298,001
FTAI Aviation	20,671	2,377,992
MSC Industrial Direct Cl. A	27,801	2,363,641
		7,861,909
Total (Cost $10,801,533)		13,678,252

INFORMATION TECHNOLOGY – 14.1%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.0%
Coherent Corp. [1]	13,755	1,227,084
Vontier Corporation	56,246	2,075,477
		3,302,561
IT SERVICES - 3.5%
Kyndryl Holdings [1]	56,223	2,359,117
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Kulicke & Soffa Industries	50,067	1,732,318
SOFTWARE - 3.0%
Sapiens International	68,606	2,006,726
Total (Cost $9,116,043)		9,400,722

MATERIALS – 13.5%
CHEMICALS - 4.4%
Element Solutions	69,360	1,571,004
Quaker Houghton	12,269	1,373,392
		2,944,396
CONTAINERS & PACKAGING - 9.1%
AptarGroup	12,238	1,914,391
†Ball Corporation	28,177	1,580,448
†Graphic Packaging Holding Company	52,003	1,095,703
Silgan Holdings	27,689	1,500,190
		6,090,732
Total (Cost $7,714,660)		9,035,128
TOTAL COMMON STOCKS
(Cost $55,787,694)		63,760,930

INVESTMENTS AT VALUE
(Cost $55,787,694)		63,760,930

REPURCHASE AGREEMENT– 4.6%
Fixed Income Clearing Corporation, 3.75% dated 6/30/25, due 7/1/25, maturity value $3,061,398 (collateralized by obligations of U.S. Government Agencies, 4.00% due 6/30/32, valued at $3,122,409)
(Cost $3,061,079)		3,061,079

TOTAL INVESTMENTS – 99.9%
(Cost $58,848,773)		66,822,009

CASH AND OTHER ASSETS LESS LIABILITIES – 0.1%		88,108

NET ASSETS – 100.0%		$66,910,117

See Notes to Financial Statements	19

Schedules of Investments	June 30, 2025 (unaudited)

For the purposes of this report, “ADR” shall mean American Depository Receipt.

†  New additions in 2025.

1  Non-income producing.

2  All or a portion of these securities were on loan as of June 30, 2025.

3  Securities for which market quotations are not readily available represent 0.0% and 0.0% of net assets for Royce Micro-Cap Fund and Royce Small-Cap Opportunity Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value. See Notes to Financial Statements.

4  These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors. See Notes to Financial Statements.

5  As of June 30, 2025, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. See Notes to Financial Statements.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Bold indicates a Fund’s 20 largest equity holdings in terms of June 30, 2025, market value.

See Notes to Financial Statements	20

Statements of Assets and Liabilities	June 30, 2025 (unaudited)

	Royce International Premier Fund	Royce Micro-Cap Fund	Royce Premier Fund	Royce Small-Cap Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$127,029,082	$283,811,815	$1,037,005,938	$1,692,178,420
Repurchase agreements (at cost and value)	6,041,816	4,100,000	15,714,236	40,811,734
Foreign currency[2]	151,391	32,091	–	107,210
Receivable for investments sold	470,142	539,647	–	1,327,260
Receivable for capital shares sold	19,235	14,460	468,271	657,289
Receivable for dividends and interest	2,400,944	53,458	295,138	870,342
Receivable for securities lending income	–	11,125	–	64,306
Prepaid expenses and other assets	9,567	7,971	30,966	2,033,101
Total Assets	136,122,177	288,570,567	1,053,514,549	1,738,049,662
LIABILITIES:
Payable for collateral on loaned securities	–	5,341,251	–	11,080,900
Payable to custodian for cash overdrawn	–	–	–	69,978
Payable for investments purchased	–	1,068,393	–	1,706,776
Payable for capital shares redeemed	2,515,167	150,264	580,099	982,798
Payable for investment advisory fees	95,467	222,932	857,316	1,056,908
Payable for trustees' fees	19,203	13,952	61,574	82,786
Accrued expenses	119,990	132,013	353,372	541,738
Deferred capital gains tax	9,411	–	–	–
Total Liabilities	2,759,238	6,928,805	1,852,361	15,521,884
Net Assets	$133,362,939	$281,641,762	$1,051,662,188	$1,722,527,778
ANALYSIS OF NET ASSETS:
Paid-in capital	$236,408,505	$194,107,091	$502,073,836	$1,123,666,505
Total distributable earnings (loss)	(103,045,566)	87,534,671	549,588,352	598,861,273
Net Assets	$133,362,939	$281,641,762	$1,051,662,188	$1,722,527,778
Investment Class	$58,477,220	$152,152,780	$875,884,137	$1,284,446,077
Service Class	20,706,045	120,293,568	28,524,390	60,179,469
Consultant Class		9,195,414	9,523,432	161,460,336
Institutional Class	54,179,674		137,730,229	216,441,896
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	4,318,991	13,836,404	80,886,374	143,393,646
Service Class	1,256,979	11,344,274	2,741,889	6,771,020
Consultant Class		1,163,434	1,182,820	23,676,010
Institutional Class	4,001,180		12,509,605	24,064,516
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[3]	$13.54	$11.00	$10.83	$8.96
Service Class[3]	16.47	10.60	10.40	8.89
Consultant Class[4]		7.90	8.05	6.82
Institutional Class[5]	13.54		11.01	8.99
Investments at identified cost - Non-Affiliated Companies	$105,128,301	$224,524,436	$591,502,256	$1,144,138,986
Market value of loaned securities[6]	–	8,065,820	–	23,660,977

[1]	See Notes to Financial Statements for information on non-cash collateral on loaned securities.
[2]	The cost of foreign currency is $150,615 for Royce International Premier Fund, $31,901 for Royce Micro-Cap Fund and $106,572 for Royce Small-Cap Fund.
[3]	Offering and redemption price per share; Prior to May 1, 2024, shares held less than 30 days may have been subject to a 1% redemption fee, or a 2% redemption fee (Royce International Premier Fund), payable to the Fund.
[4]	Offering and redemption price per share; shares held less than 365 days may be subject to a 1% contingent deferred sales charge, payable to Royce Fund Services, LLC.
[5]	Offering and redemption price per share.
[6]	Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	21

Statements of Assets and Liabilities	June 30, 2025 (unaudited)

	Royce Small-Cap Opportunity Fund	Royce Small-Cap Special Equity Fund	Royce Small-Cap Total Return Fund	Royce Small-Cap Value Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$1,009,680,265	$326,394,385	$881,442,439	$93,468,554
Affiliated Companies	–	73,953,715	–	–
Repurchase agreements (at cost and value)	25,473,379	89,140,490	36,914,788	970,417
Foreign currency[2]	46,955	–	142,043	–
Receivable for investments sold	4,420,910	83,193	4,709,066	72,898
Receivable for capital shares sold	217,462	323,441	422,398	5,025
Receivable for dividends and interest	416,226	486,766	841,273	47,518
Receivable for securities lending income	5,250	–	–	17
Prepaid expenses and other assets	32,142	15,579	24,774	2,591
Total Assets	1,040,292,589	490,397,569	924,496,781	94,567,020
LIABILITIES:
Payable for collateral on loaned securities	2,453,227	–	–	–
Payable for investments purchased	1,165,012	285,194	1,073,317	10,553
Payable for capital shares redeemed	946,111	456,733	481,209	13,739
Payable for investment advisory fees	834,044	402,151	669,276	75,944
Payable for trustees' fees	54,335	31,659	45,754	5,405
Accrued expenses	400,391	217,926	354,371	87,570
Total Liabilities	5,853,120	1,393,663	2,623,927	193,211
Net Assets	$1,034,439,469	$489,003,906	$921,872,854	$94,373,809
ANALYSIS OF NET ASSETS:
Paid-in capital	$770,984,675	$404,485,983	$736,040,037	$67,913,406
Total distributable earnings (loss)	263,454,794	84,517,923	185,832,817	26,460,403
Net Assets	$1,034,439,469	$489,003,906	$921,872,854	$94,373,809
Investment Class	$706,085,189	$393,945,908	$578,857,213	$29,940,987
Service Class	48,697,219	23,808,931	46,880,732	64,432,822
Consultant Class	11,461,060	10,646,222	72,856,782
Institutional Class	232,550,961	60,602,845	202,546,756
R Class	35,645,040		20,731,371
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	46,828,867	27,600,217	79,415,534	3,132,279
Service Class	3,560,223	1,670,129	6,168,216	6,787,556
Consultant Class	998,056	826,973	9,417,527
Institutional Class	14,991,724	4,286,399	28,441,978
R Class	2,736,484		2,668,757
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[3]	$15.08	$14.27	$7.29	$9.56
Service Class[3]	13.68	14.26	7.60	9.49
Consultant Class[4]	11.48	12.87	7.74
Institutional Class[5]	15.51	14.14	7.12
R Class[5]	13.03		7.77
Investments at identified cost - Non-Affiliated Companies	$810,734,473	$275,057,790	$738,954,610	$71,449,397
Investments at identified cost - Affiliated Companies	–	82,323,069	–	–
Market value of loaned securities[6]	13,889,672	–	–	428,486

[1]	See Notes to Financial Statements for information on non-cash collateral on loaned securities.
[2]	The cost of foreign currency is $46,876 for Royce Small-Cap Opportunity Fund and $141,198 for Royce Small-Cap Total Return Fund.
[3]	Offering and redemption price per share; Prior to May 1, 2024, shares held less than 30 days may have been subject to a 1% redemption fee, payable to the Fund.
[4]	Offering and redemption price per share; shares held less than 365 days may be subject to a 1% contingent deferred sales charge, payable to Royce Fund Services, LLC.
[5]	Offering and redemption price per share.
[6]	Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	22

Statements of Assets and Liabilities	June 30, 2025 (unaudited)

	Royce Smaller- Companies Growth Fund	Royce SMid-Cap Total Return Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$185,480,520	$63,760,930
Repurchase agreements (at cost and value)	11,154,705	3,061,079
Foreign currency[2]	–	13,537
Receivable for capital shares sold	28,842	102,955
Receivable for dividends and interest	12,042	86,373
Receivable for securities lending income	11,755	–
Prepaid expenses and other assets	4,443	1,428
Total Assets	196,692,307	67,026,302
LIABILITIES:
Payable for collateral on loaned securities	2,840,750	–
Payable for capital shares redeemed	207,696	16,493
Payable for investment advisory fees	133,620	46,338
Payable for trustees' fees	8,398	3,005
Accrued expenses	96,217	50,349
Total Liabilities	3,286,681	116,185
Net Assets	$193,405,626	$66,910,117
ANALYSIS OF NET ASSETS:
Paid-in capital	$123,688,782	$28,236,599
Total distributable earnings (loss)	69,716,844	38,673,518
Net Assets	$193,405,626	$66,910,117
Investment Class	$72,824,025	$47,195,181
Service Class	114,080,730	19,714,936
Institutional Class	6,500,871
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	8,572,064	8,028,232
Service Class	13,991,578	3,203,054
Institutional Class	753,020
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[3]	$8.50	$5.88
Service Class[3]	8.15	6.16
Institutional Class[4]	8.63
Investments at identified cost - Non-Affiliated Companies	$133,919,175	$55,787,694
Market value of loaned securities[5]	10,278,272	–

[1]	See Notes to Financial Statements for information on non-cash collateral on loaned securities.
[2]	The cost of foreign currency is $13,479 for Royce SMid-Cap Total Return Fund.
[3]	Offering and redemption price per share; Prior to May 1, 2024, shares held less than 30 days may have been subject to a 1% redemption fee, payable to the Fund.
[4]	Offering and redemption price per share.
[5]	Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	23

Statements of Operations	Six Months Ended June 30, 2025 (unaudited)

	Royce International Premier Fund	Royce Micro-Cap Fund	Royce Premier Fund	Royce Small-Cap Fund
INVESTMENT INCOME:
INCOME:
Dividends	$1,721,075	$1,302,496	$6,013,526	$12,628,190
Foreign withholding tax	(167,060)	(16,957)	(131,160)	(585,306)
Interest	92,666	104,707	737,803	1,151,069
Securities lending	–	28,464	–	91,672
Total income	1,646,681	1,418,710	6,620,169	13,285,625
EXPENSES:
Investment advisory fees	758,568	1,355,735	5,567,452	6,485,762
Distribution fees	23,792	189,407	86,669	885,528
Shareholder servicing	108,300	191,783	462,422	689,574
Administrative and office facilities	72,389	89,547	370,086	511,206
Custody	46,867	23,298	50,103	86,407
Registration	23,402	24,451	36,666	40,571
Shareholder reports	23,097	19,936	75,250	77,738
Audit	20,218	19,931	24,117	28,441
Trustees' fees	18,632	26,731	115,587	166,322
Legal	5,989	6,610	29,527	41,247
Other expenses	16,911	12,869	59,387	79,255
Total expenses	1,118,165	1,960,298	6,877,266	9,092,051
Compensating balance credits	(9,849)	(6,402)	(13,154)	(34,559)
Fees waived by investment adviser and distributor	(150,447)	–	–	(7,769)
Expenses reimbursed by investment adviser	(82,643)	(83,378)	(33,167)	–
Net expenses	875,226	1,870,518	6,830,945	9,049,723
Net investment income (loss)	771,455	(451,808)	(210,776)	4,235,902
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments	5,175,365	22,217,436	51,821,514	34,568,128
Foreign currency transactions	14,097	(368)	(8,729)	4,374
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments	16,087,386	(28,034,898)	(65,951,018)	(62,720,221)
Other assets and liabilities denominated in foreign currency	283,700	(900)	–	35
Net realized and unrealized gain (loss) on investments and foreign currency	21,560,548	(5,818,730)	(14,138,233)	(28,147,684)
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$22,332,003	$(6,270,538)	$(14,349,009)	$(23,911,782)

See Notes to Financial Statements	24

Statements of Operations	Six Months Ended June 30, 2025 (unaudited)

	Royce Small-Cap Opportunity Fund	Royce Small-Cap Special Equity Fund	Royce Small-Cap Total Return Fund	Royce Small-Cap Value Fund
INVESTMENT INCOME:
INCOME:
Dividends
Non-Affiliated Companies	$5,090,397	$4,138,065	$8,621,085	$1,177,393
Affiliated Companies	24,285	1,899,964	–	–
Foreign withholding tax	(48,927)	–	(184,880)	–
Interest	598,194	1,730,111	718,852	19,600
Securities lending	18,127	–	–	21
Total income	5,682,076	7,768,140	9,155,057	1,197,014
EXPENSES:
Investment advisory fees	5,176,130	2,630,175	4,620,587	481,653
Distribution fees	203,357	86,887	486,051	81,424
Shareholder servicing	558,477	305,803	438,359	77,929
Administrative and office facilities	331,879	186,818	277,988	40,252
Custody	75,278	24,693	53,575	14,256
Registration	40,686	31,133	36,251	19,673
Shareholder reports	49,625	30,597	57,864	8,865
Audit	26,659	22,501	26,398	15,963
Trustees' fees	104,117	54,986	89,278	9,806
Legal	26,376	14,430	21,960	2,507
Other expenses	49,419	31,916	42,627	5,454
Total expenses	6,642,003	3,419,939	6,150,938	757,782
Compensating balance credits	(16,251)	(9,393)	(12,598)	(1,733)
Fees waived by investment adviser	–	–	(420,637)	–
Expenses reimbursed by investment adviser	(89,199)	(83,588)	(28,647)	(77,375)
Net expenses	6,536,553	3,326,958	5,689,056	678,674
Net investment income (loss)	(854,477)	4,441,182	3,466,001	518,340
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments in Non-Affiliated Companies	43,171,324	23,916,478	23,437,303	1,304,153
Investments in Affiliated Companies	219,521	613,283	–	–
Foreign currency transactions	763	–	(36,828)	–
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments in Non-Affiliated Companies	(74,056,749)	(54,871,816)	(61,115,233)	(7,823,285)
Investments in Affiliated Companies	(5,067,739)	(12,429,337)	–	–
Other assets and liabilities denominated in foreign currency	118	–	2,850	–
Net realized and unrealized gain (loss) on investments and foreign currency	(35,732,762)	(42,771,392)	(37,711,908)	(6,519,132)
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$(36,587,239)	$(38,330,210)	$(34,245,907)	$(6,000,792)

See Notes to Financial Statements	25

Statements of Operations	Six Months Ended June 30, 2025 (unaudited)

	Royce Smaller-Companies Growth Fund	Royce SMid-Cap Total Return Fund
INVESTMENT INCOME:
INCOME:
Dividends	$239,301	$572,821
Foreign withholding tax	(2,890)	(17,133)
Interest	157,281	80,168
Securities lending	78,477	–
Total income	472,169	635,856
EXPENSES:
Investment advisory fees	892,854	277,960
Distribution fees	137,513	24,487
Shareholder servicing	126,873	53,324
Administrative and office facilities	59,199	27,691
Custody	15,838	10,563
Registration	23,128	17,055
Shareholder reports	12,273	6,242
Audit	16,475	17,576
Trustees' fees	16,856	6,221
Legal	4,082	1,507
Other expenses	8,573	3,914
Total expenses	1,313,664	446,540
Compensating balance credits	(3,422)	(919)
Fees waived by investment adviser	(103,751)	–
Expenses reimbursed by investment adviser	(57,528)	(64,692)
Net expenses	1,148,963	380,929
Net investment income (loss)	(676,794)	254,927
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments	10,755,008	6,713,678
Foreign currency transactions	(1,046)	(1,522)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments	2,850,869	(7,308,049)
Other assets and liabilities denominated in foreign currency	–	4,406
Net realized and unrealized gain (loss) on investments and foreign currency	13,604,831	(591,487)
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$12,928,037	$(336,560)

See Notes to Financial Statements	26

Statements of Changes in Net Assets

	Royce International Premier Fund		Royce Micro-Cap Fund		Royce Premier Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INVESTMENT OPERATIONS:
Net investment income (loss)	$771,455	$6,171,165	$(451,808)	$(1,888,691)	$(210,776)	$(562,163)
Net realized gain (loss) on investments and foreign currency	5,189,462	(28,142,817)	22,217,068	33,964,031	51,812,785	162,025,876
Net change in unrealized appreciation (depreciation) on investments and foreign currency	16,371,086	(934,106)	(28,035,798)	5,873,230	(65,951,018)	(117,038,158)
Net increase (decrease) in net assets from investment operations	22,332,003	(22,905,758)	(6,270,538)	37,948,570	(14,349,009)	44,425,555
DISTRIBUTIONS:
Total distributable earnings
Investment Class	–	(4,940,705)	–	(18,298,370)	–	(90,046,936)
Service Class	–	(816,568)	–	(14,530,687)	–	(2,764,769)
Consultant Class			–	(1,143,190)	–	(989,585)
Institutional Class	–	(4,786,529)			–	(24,330,759)
Total distributions	–	(10,543,802)	–	(33,972,247)	–	(118,132,049)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(30,382,608)	(155,203,319)	(9,503,143)	(3,790,549)	(81,925,887)	(119,573,748)
Service Class	(2,409,038)	(10,684,178)	(7,941,349)	(5,481,270)	(2,403,196)	(1,829,806)
Consultant Class			(899,643)	(462,808)	(1,573,227)	216,068
Institutional Class	(35,040,916)	(122,305,848)			(132,308,350)	36,060,284
Shareholder redemption fees
Investment Class		1,485		14		661
Service Class		45		5		–
Net increase (decrease) in net assets from capital share transactions	(67,832,562)	(288,191,815)	(18,344,135)	(9,734,608)	(218,210,660)	(85,126,541)
Net Increase (Decrease) In Net Assets	(45,500,559)	(321,641,375)	(24,614,673)	(5,758,285)	(232,559,669)	(158,833,035)
NET ASSETS:
Beginning of period	178,863,498	500,504,873	306,256,435	312,014,720	1,284,221,857	1,443,054,892
End of period	$133,362,939	$178,863,498	$281,641,762	$306,256,435	$1,051,662,188	$1,284,221,857

See Notes to Financial Statements	27

Statements of Changes in Net Assets

	Royce Small-Cap Fund		Royce Small-Cap Opportunity Fund		Royce Small-Cap Special Equity Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INVESTMENT OPERATIONS:
Net investment income (loss)	$4,235,902	$3,462,349	$(854,477)	$(3,287,837)	$4,441,182	$15,118,521
Net realized gain (loss) on investments and foreign currency	34,572,502	156,147,044	43,391,608	105,573,649	24,529,761	87,908,996
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(62,720,186)	(29,541,080)	(79,124,370)	17,325,244	(67,301,153)	(79,977,470)
Net increase (decrease) in net assets from investment operations	(23,911,782)	130,068,313	(36,587,239)	119,611,056	(38,330,210)	23,050,047
DISTRIBUTIONS:
Total distributable earnings
Investment Class	–	(122,668,318)	–	(60,958,156)	–	(71,454,591)
Service Class	–	(5,625,830)	–	(3,939,085)	–	(4,307,243)
Consultant Class	–	(14,711,704)	–	(955,009)	–	(1,825,462)
Institutional Class	–	(18,926,808)	–	(19,744,463)	–	(15,280,623)
R Class			–	(3,012,057)
Total distributions	–	(161,932,660)	–	(88,608,770)	–	(92,867,919)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(102,622,897)	26,276,626	(74,046,867)	(104,803,501)	(57,015,717)	(70,518,486)
Service Class	(6,078,654)	(5,669,831)	(1,841,805)	(25,353,309)	(2,264,355)	(1,103,149)
Consultant Class	(14,991,053)	(10,577,757)	(566,352)	(624,763)	(1,528,547)	(739,002)
Institutional Class	347,140	24,640,059	(20,837,796)	(9,235,649)	(27,013,983)	(26,541,992)
R Class			(3,973,321)	(5,515,731)
Shareholder redemption fees
Investment Class		435		223		367
Service Class		39		65		823
Net increase (decrease) in net assets from capital share transactions	(123,345,464)	34,669,571	(101,266,141)	(145,532,665)	(87,822,602)	(98,901,439)
Net Increase (Decrease) In Net Assets	(147,257,246)	2,805,224	(137,853,380)	(114,530,379)	(126,152,812)	(168,719,311)
NET ASSETS:
Beginning of period	1,869,785,024	1,866,979,800	1,172,292,849	1,286,823,228	615,156,718	783,876,029
End of period	$1,722,527,778	$1,869,785,024	$1,034,439,469	$1,172,292,849	$489,003,906	$615,156,718

See Notes to Financial Statements	28

Statements of Changes in Net Assets

	Royce Small-Cap Total Return Fund		Royce Small-Cap Value Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INVESTMENT OPERATIONS:
Net investment income (loss)	$3,466,001	$4,778,734	$518,340	$1,203,646
Net realized gain (loss) on investments and foreign currency	23,400,475	79,794,690	1,304,153	6,845,653
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(61,112,383)	10,979,694	(7,823,285)	(4,161,924)
Net increase (decrease) in net assets from investment operations	(34,245,907)	95,553,118	(6,000,792)	3,887,375
DISTRIBUTIONS:
Total distributable earnings
Investment Class	(2,389,789)	(46,027,567)	–	(2,143,064)
Service Class	(123,836)	(3,759,367)	–	(4,260,805)
Consultant Class	–	(4,791,152)
Institutional Class	(985,765)	(16,491,412)
R Class	(13,300)	(1,365,181)
Total distributions	(3,512,690)	(72,434,679)	–	(6,403,869)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(23,432,571)	(31,989,301)	(3,315,836)	(1,349,243)
Service Class	(7,365,814)	(3,435,159)	(5,361,298)	(23,614,099)
Consultant Class	(5,802,844)	(5,793,839)
Institutional Class	(867,770)	(4,803,983)
R Class	(559,811)	(797,092)
Shareholder redemption fees
Investment Class		279		251
Service Class		–		13,576
Net increase (decrease) in net assets from capital share transactions	(38,028,810)	(46,819,095)	(8,677,134)	(24,949,515)
Net Increase (Decrease) In Net Assets	(75,787,407)	(23,700,656)	(14,677,926)	(27,466,009)
NET ASSETS:
Beginning of period	997,660,261	1,021,360,917	109,051,735	136,517,744
End of period	$921,872,854	$997,660,261	$94,373,809	$109,051,735

See Notes to Financial Statements	29

Statements of Changes in Net Assets

	Royce Smaller-Companies Growth Fund		Royce SMid-Cap Total Return Fund
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
INVESTMENT OPERATIONS:
Net investment income (loss)	$(676,794)	$(1,382,804)	$254,927	$579,714
Net realized gain (loss) on investments and foreign currency	10,753,962	31,291,441	6,712,156	35,383,627
Net change in unrealized appreciation (depreciation) on investments and foreign currency	2,850,869	6,667,134	(7,303,643)	(23,616,169)
Net increase (decrease) in net assets from investment operations	12,928,037	36,575,771	(336,560)	12,347,172
DISTRIBUTIONS:
Total distributable earnings
Investment Class	–	(2,014,748)	(198,864)	(9,190,403)
Service Class	–	(3,380,620)	(65,159)	(3,766,348)
Institutional Class	–	(169,646)
Total distributions	–	(5,565,014)	(264,023)	(12,956,751)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	3,077,112	(9,758,403)	(2,092,701)	5,277,360
Service Class	(10,584,393)	(13,871,394)	(732,597)	2,493,449
Institutional Class	443,762	(427,399)
Shareholder redemption fees
Investment Class		153		–
Service Class		1		1
Net increase (decrease) in net assets from capital share transactions	(7,063,519)	(24,057,042)	(2,825,298)	7,770,810
Net Increase (Decrease) In Net Assets	5,864,518	6,953,715	(3,425,881)	7,161,231
NET ASSETS:
Beginning of period	187,541,108	180,587,393	70,335,998	63,174,767
End of period	$193,405,626	$187,541,108	$66,910,117	$70,335,998

See Notes to Financial Statements	30

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

											Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Royce International Premier Fund–Investment Class
2025†	$11.58	$0.05	$1.91	$1.96	$–	$–	$–	$13.54	16.93%[1]	$58,477	1.46%[2]	1.46%[2]	1.19%[2]	0.91%[2]		11%
2024	13.12	0.22	(1.14)	(0.92)	(0.62)	–	(0.62)	11.58	(7.17)	79,658	1.32	1.31	1.19	1.74		31
2023	12.54	0.13	0.84	0.97	(0.39)	–	(0.39)	13.12	7.81	252,621	1.29	1.29	1.19	1.02		36
2022	17.81	0.13	(4.94)	(4.81)	(0.13)	(0.33)	(0.46)	12.54	(26.96)	248,170	1.26	1.26	1.17	0.95		31
2021	17.64	0.06	0.99	1.05	(0.07)	(0.81)	(0.88)	17.81	6.06	480,550	1.23	1.23	1.16	0.33		32
2020	15.25	0.04	2.40	2.44	(0.05)	–	(0.05)	17.64	15.99	486,378	1.26	1.26	1.19	0.30		21
Royce International Premier Fund–Service Class
2025†	$14.11	$0.06	$2.30	$2.36	$–	$–	$–	$16.47	16.73%[1]	$20,706	1.76%[2]	1.76%[2]	1.44%[2]	0.84%[2]		11%
2024	15.83	0.21	(1.35)	(1.14)	(0.58)	–	(0.58)	14.11	(7.36)	20,100	1.64	1.64	1.44	1.37		31
2023	15.04	0.12	1.01	1.13	(0.34)	–	(0.34)	15.83	7.62	33,645	1.62	1.61	1.44	0.79		36
2022	21.33	0.11	(5.92)	(5.81)	(0.08)	(0.40)	(0.48)	15.04	(27.21)	33,163	1.59	1.59	1.44	0.63		31
2021	21.10	0.01	1.18	1.19	–	(0.96)	(0.96)	21.33	5.78	59,258	1.54	1.54	1.44	0.05		32
2020	18.24	0.01	2.85	2.86	–	–	–	21.10	15.68	69,153	1.57	1.57	1.44	0.04		21
Royce International Premier Fund–Institutional Class
2025†	$11.57	$0.07	$1.90	$1.97	$–	$–	$–	$13.54	17.03%[1]	$54,180	1.40%[2]	1.38%[2]	1.04%[2]	1.17%[2]		11%
2024	13.12	0.24	(1.13)	(0.89)	(0.66)	–	(0.66)	11.57	(7.03)	79,106	1.24	1.23	1.04	1.85		31
2023	12.53	0.16	0.84	1.00	(0.41)	–	(0.41)	13.12	8.05	214,238	1.21	1.19	1.04	1.24		36
2022	17.82	0.14	(4.95)	(4.81)	(0.15)	(0.33)	(0.48)	12.53	(26.92)	453,793	1.20	1.19	1.04	1.03		31
2021	17.64	0.08	0.99	1.07	(0.09)	(0.80)	(0.89)	17.82	6.23	704,714	1.16	1.16	1.04	0.44		32
2020	15.25	0.06	2.39	2.45	(0.06)	–	(0.06)	17.64	16.12	567,878	1.20	1.20	1.04	0.44		21
Royce Micro-Cap Fund–Investment Class
2025†	$11.16	$(0.01)[3]	$(0.15)	$(0.16)	$–	$–	$–	$11.00	(1.43)%[1]	$152,153	1.28%[2]	1.27%[2]	1.24%[2]	(0.19	)%2,[3]	24%
2024	11.00	(0.05)	1.57	1.52	–	(1.36)	(1.36)	11.16	13.37	165,092	1.24	1.23	1.23	(0.47)		18
2023	9.88	(0.04)	1.93	1.89	–	(0.77)	(0.77)	11.00	19.31	166,477	1.25	1.25	1.24	(0.42)		19
2022	13.41	(0.05)	(2.98)	(3.03)	–	(0.50)	(0.50)	9.88	(22.55)	149,934	1.25	1.24	1.24	(0.50)		13
2021	12.74	(0.07)	3.84	3.77	–	(3.10)	(3.10)	13.41	31.02	209,032	1.20	1.20	1.20	(0.43)		26
2020	11.02	(0.05)	2.71	2.66	–	(0.94)	(0.94)	12.74	24.50	174,339	1.29	1.29	1.24	(0.46)		25
Royce Micro-Cap Fund–Service Class
2025†	$10.77	$(0.02)[3]	$(0.15)	$(0.17)	$–	$–	$–	$10.60	(1.58)%[1]	$120,294	1.58%[2]	1.58%[2]	1.49%[2]	(0.44	)%2,[3]	24%
2024	10.65	(0.08)	1.52	1.44	–	(1.32)	(1.32)	10.77	13.01	130,813	1.54	1.54	1.49	(0.73)		18
2023	9.59	(0.07)	1.87	1.80	–	(0.74)	(0.74)	10.65	19.03	134,780	1.55	1.55	1.49	(0.67)		19
2022	13.05	(0.08)	(2.89)	(2.97)	–	(0.49)	(0.49)	9.59	(22.76)	132,133	1.54	1.54	1.49	(0.75)		13
2021	12.45	(0.11)	3.74	3.63	–	(3.03)	(3.03)	13.05	30.64	197,089	1.51	1.51	1.49	(0.73)		26
2020	10.79	(0.07)	2.65	2.58	–	(0.92)	(0.92)	12.45	24.26	168,285	1.60	1.60	1.49	(0.71)		25

See Notes to Financial Statements	31

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

											Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Royce Micro-Cap Fund–Consultant Class
2025†	$8.06	$(0.04)[3]	$(0.12)	$(0.16)	$–	$–	$–	$7.90	(1.99)%[1]	$9,195	2.51%[2]	2.50%[2]	2.24%[2]	(1.19	)%2,[3]	24%
2024	8.03	(0.12)	1.13	1.01	–	(0.98)	(0.98)	8.06	12.17	10,351	2.43	2.43	2.24	(1.48)		18
2023	7.29	(0.11)	1.41	1.30	–	(0.56)	(0.56)	8.03	18.03	10,758	2.42	2.42	2.30	(1.48)		19
2022	10.00	(0.13)	(2.21)	(2.34)	–	(0.37)	(0.37)	7.29	(23.37)	10,361	2.37	2.37	2.37	(1.63)		13
2021	9.62	(0.18)	2.89	2.71	–	(2.33)	(2.33)	10.00	29.56	15,777	2.30	2.30	2.30	(1.53)		26
2020	8.42	(0.13)	2.04	1.91	–	(0.71)	(0.71)	9.62	23.04	14,025	2.41	2.41	2.41	(1.63)		25
Royce Premier Fund–Investment Class
2025†	$10.89	$(0.00)	$(0.06)	$(0.06)	$–	$–	$–	$10.83	(0.55)%[1]	$875,884	1.22%[2]	1.22%[2]	1.22%[2]	(0.03)%[2]		15%
2024	11.52	(0.00)	0.41	0.41	(0.00)	(1.04)	(1.04)	10.89	2.97	965,428	1.19	1.19	1.19	(0.04)		12
2023	10.06	0.01	2.24	2.25	(0.00)	(0.79)	(0.79)	11.52	22.53	1,140,122	1.19	1.19	1.19	0.10		15
2022	12.97	(0.00)	(2.00)	(2.00)	–	(0.91)	(0.91)	10.06	(15.46)	1,001,894	1.18	1.18	1.18	(0.02)		23
2021	13.59	(0.03)	2.16	2.13	(0.01)	(2.74)	(2.75)	12.97	16.36	1,401,347	1.17	1.17	1.17	(0.19)		20
2020	12.88	0.05	1.41	1.46	(0.12)	(0.63)	(0.75)	13.59	11.50	1,414,718	1.21	1.21	1.21	0.41		23
Royce Premier Fund–Service Class
2025†	$10.48	$(0.01)	$(0.07)	$(0.08)	$–	$–	$–	$10.40	(0.76)%[1]	$28,524	1.66%[2]	1.65%[2]	1.49%[2]	(0.30)%[2]		15%
2024	11.11	(0.04)	0.40	0.36	–	(0.99)	(0.99)	10.48	2.71	31,253	1.59	1.59	1.49	(0.34)		12
2023	9.72	(0.02)	2.17	2.15	–	(0.76)	(0.76)	11.11	22.24	34,923	1.63	1.62	1.49	(0.19)		15
2022	12.58	(0.04)	(1.95)	(1.99)	–	(0.87)	(0.87)	9.72	(15.79)	24,968	1.59	1.59	1.49	(0.33)		23
2021	13.22	(0.07)	2.09	2.02	–	(2.66)	(2.66)	12.58	15.98	36,488	1.56	1.56	1.49	(0.50)		20
2020	12.54	0.01	1.37	1.38	(0.09)	(0.61)	(0.70)	13.22	11.16	29,588	1.57	1.57	1.49	0.12		23
Royce Premier Fund–Consultant Class
2025†	$8.14	$(0.04)	$(0.05)	$(0.09)	$–	$–	$–	$8.05	(1.11)%[1]	$9,523	2.44%[2]	2.44%[2]	2.24%[2]	(1.05)%[2]		15%
2024	8.69	(0.10)	0.32	0.22	–	(0.77)	(0.77)	8.14	1.94	11,240	2.38	2.37	2.24	(1.09)		12
2023	7.67	(0.08)	1.69	1.61	–	(0.59)	(0.59)	8.69	21.16	11,782	2.36	2.36	2.28	(0.99)		15
2022	10.00	(0.10)	(1.53)	(1.63)	–	(0.70)	(0.70)	7.67	(16.36)	11,265	2.33	2.33	2.33	(1.17)		23
2021	10.60	(0.15)	1.67	1.52	–	(2.12)	(2.12)	10.00	15.01	16,016	2.29	2.29	2.29	(1.30)		20
2020	10.09	(0.07)	1.09	1.02	(0.02)	(0.49)	(0.51)	10.60	10.19	15,686	2.34	2.34	2.34	(0.72)		23
Royce Premier Fund–Institutional Class
2025†	$11.08	$0.00	$(0.07)	$(0.07)	$–	$–	$–	$11.01	(0.63)%[1]	$137,730	1.16%[2]	1.16%[2]	1.16%[2]	0.01%[2]		15%
2024	11.71	0.00	0.43	0.43	(0.01)	(1.05)	(1.06)	11.08	3.09	276,301	1.12	1.12	1.12	0.03		12
2023	10.22	0.02	2.28	2.30	(0.01)	(0.80)	(0.81)	11.71	22.64	256,228	1.12	1.12	1.12	0.17		15
2022	13.16	0.01	(2.03)	(2.02)	–	(0.92)	(0.92)	10.22	(15.37)	206,916	1.11	1.11	1.11	0.05		23
2021	13.80	(0.02)	2.19	2.17	(0.02)	(2.79)	(2.81)	13.16	16.39	273,853	1.09	1.09	1.09	(0.11)		20
2020	13.08	0.05	1.44	1.49	(0.13)	(0.64)	(0.77)	13.80	11.53	266,587	1.15	1.15	1.15	0.44		23

See Notes to Financial Statements	32

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

											Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Royce Small-Cap Fund–Investment Class
2025†	$9.03	$0.03 [4]	$(0.10)	$(0.07)	$–	$–	$–	$8.96	(0.78)%[1]	$1,284,446	0.96%[2]	0.96%[2]	0.96%[2]	0.60	%2,[4]	21%
2024	9.18	0.03	0.66	0.69	(0.05)	(0.79)	(0.84)	9.03	7.07	1,404,771	0.94	0.93	0.93	0.29		37
2023	7.61	0.02	2.00	2.02	(0.04)	(0.41)	(0.45)	9.18	26.66	1,401,591	0.94	0.94	0.94	0.25		40
2022	9.65	0.03	(1.68)	(1.65)	(0.00)	(0.39)	(0.39)	7.61	(17.06)	1,191,941	0.94	0.94	0.94	0.31		45
2021	10.24	0.02	2.11	2.13	(0.01)	(2.71)	(2.72)	9.65	22.05	1,605,587	0.91	0.91	0.91	0.15		60
2020	9.44	0.03	1.29	1.32	(0.06)	(0.46)	(0.52)	10.24	14.08	1,426,472	0.95	0.95	0.95	0.37		32
Royce Small-Cap Fund–Service Class
2025†	$8.98	$0.01 [4]	$(0.10)	$(0.09)	$–	$–	$–	$8.89	(1.00)%[1]	$60,179	1.33%[2]	1.32%[2]	1.30%[2]	0.25	%2,[4]	21%
2024	9.12	(0.00)	0.67	0.67	(0.02)	(0.79)	(0.81)	8.98	6.83	67,101	1.29	1.29	1.27	(0.05)		37
2023	7.56	(0.01)	1.99	1.98	(0.01)	(0.41)	(0.42)	9.12	26.31	73,661	1.31	1.31	1.25	(0.06)		40
2022	9.62	(0.00)	(1.67)	(1.67)	–	(0.39)	(0.39)	7.56	(17.41)	58,043	1.30	1.30	1.25	(0.01)		45
2021	10.23	(0.02)	2.11	2.09	–	(2.70)	(2.70)	9.62	21.64	84,060	1.27	1.27	1.27	(0.22)		60
2020	9.42	0.02	1.28	1.30	(0.03)	(0.46)	(0.49)	10.23	13.88	78,789	1.25	1.24	1.13	0.23		32
Royce Small-Cap Fund–Consultant Class
2025†	$6.91	$(0.01)[4]	$(0.08)	$(0.09)	$–	$–	$–	$6.82	(1.30)%[1]	$161,460	1.98%[2]	1.98%[2]	1.98%[2]	(0.42	)%2,[4]	21%
2024	7.05	(0.05)	0.51	0.46	–	(0.60)	(0.60)	6.91	6.09	179,498	1.95	1.95	1.95	(0.73)		37
2023	5.88	(0.05)	1.54	1.49	–	(0.32)	(0.32)	7.05	25.39	193,390	1.95	1.94	1.94	(0.76)		40
2022	7.53	(0.04)	(1.31)	(1.35)	–	(0.30)	(0.30)	5.88	(17.94)	175,956	1.94	1.94	1.94	(0.70)		45
2021	8.07	(0.08)	1.66	1.58	–	(2.12)	(2.12)	7.53	20.78	249,816	1.92	1.92	1.92	(0.86)		60
2020	7.47	(0.04)	1.00	0.96	–	(0.36)	(0.36)	8.07	12.94	238,595	1.96	1.96	1.96	(0.64)		32
Royce Small-Cap Fund–Institutional Class
2025†	$9.07	$0.03 [4]	$(0.11)	$(0.08)	$–	$–	$–	$8.99	(0.88)%[1]	$216,442	0.91%[2]	0.91%[2]	0.91%[2]	0.66	%2,[4]	21%
2024	9.21	0.03	0.68	0.71	(0.06)	(0.79)	(0.85)	9.07	7.23	218,416	0.89	0.89	0.89	0.33		37
2023	7.63	0.02	2.02	2.04	(0.04)	(0.42)	(0.46)	9.21	26.77	198,338	0.91	0.91	0.91	0.29		40
2022	9.68	0.03	(1.68)	(1.65)	(0.01)	(0.39)	(0.40)	7.63	(17.07)	133,606	0.90	0.90	0.90	0.33		45
2021	10.27	0.03	2.12	2.15	(0.01)	(2.73)	(2.74)	9.68	22.10	199,842	0.86	0.86	0.86	0.21		60
2020	9.47	0.04	1.28	1.32	(0.06)	(0.46)	(0.52)	10.27	14.10	163,944	0.89	0.89	0.89	0.42		32
Royce Small-Cap Opportunity Fund–Investment Class
2025†	$15.49	$(0.01)[5]	$(0.40)	$(0.41)	$–	$–	$–	$15.08	(2.65)%[1]	$706,085	1.26%[2]	1.26%[2]	1.24%[2]	(0.14	)%2,[5]	23%
2024	15.11	(0.04)	1.65	1.61	–	(1.23)	(1.23)	15.49	10.30	806,369	1.23	1.22	1.22	(0.24)		35
2023	13.22	(0.00)	2.57	2.57	–	(0.68)	(0.68)	15.11	19.58	890,662	1.23	1.23	1.23	(0.02)		35
2022	16.76	0.00	(2.86)	(2.86)	–	(0.68)	(0.68)	13.22	(17.08)	911,802	1.23	1.23	1.23	0.03		35
2021	15.84	(0.06)	4.75	4.69	–	(3.77)	(3.77)	16.76	30.85	1,332,050	1.21	1.21	1.21	(0.30)		69
2020	12.52	(0.03)	3.35	3.32	–	–	–	15.84	26.52	786,849	1.24	1.23	1.23	(0.28)		53

See Notes to Financial Statements	33

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

											Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Royce Small-Cap Opportunity Fund–Service Class
2025†	$14.07	$(0.03)[5]	$(0.36)	$(0.39)	$–	$–	$–	$13.68	(2.77)%[1]	$48,697	1.59%[2]	1.59%[2]	1.49%[2]	(0.39	)%2,[5]	23%
2024	13.76	(0.07)	1.49	1.42	–	(1.11)	(1.11)	14.07	9.99	52,271	1.54	1.54	1.49	(0.52)		35
2023	12.07	(0.04)	2.35	2.31	–	(0.62)	(0.62)	13.76	19.26	75,831	1.54	1.54	1.49	(0.27)		35
2022	15.34	(0.03)	(2.62)	(2.65)	–	(0.62)	(0.62)	12.07	(17.28)	68,292	1.54	1.54	1.49	(0.23)		35
2021	14.66	(0.11)	4.39	4.28	–	(3.60)	(3.60)	15.34	30.43	109,440	1.50	1.50	1.49	(0.61)		69
2020	11.61	(0.06)	3.11	3.05	–	–	–	14.66	26.27	131,725	1.54	1.54	1.49	(0.54)		53
Royce Small-Cap Opportunity Fund–Consultant Class
2025†	$11.85	$(0.06)[5]	$(0.31)	$(0.37)	$–	$–	$–	$11.48	(3.12)%[1]	$11,461	2.40%[2]	2.40%[2]	2.24%[2]	(1.14	)%2,[5]	23%
2024	11.69	(0.15)	1.25	1.10	–	(0.94)	(0.94)	11.85	9.06	12,479	2.34	2.34	2.24	(1.26)		35
2023	10.33	(0.12)	2.01	1.89	–	(0.53)	(0.53)	11.69	18.39	12,898	2.34	2.34	2.27	(1.06)		35
2022	13.24	(0.12)	(2.26)	(2.38)	–	(0.53)	(0.53)	10.33	(17.98)	11,396	2.35	2.35	2.35	(1.07)		35
2021	12.61	(0.21)	3.78	3.57	–	(2.94)	(2.94)	13.24	29.46	14,871	2.26	2.26	2.26	(1.35)		69
2020	10.09	(0.14)	2.66	2.52	–	–	–	12.61	24.98	13,477	2.45	2.45	2.45	(1.50)		53
Royce Small-Cap Opportunity Fund–Institutional Class
2025†	$15.93	$(0.00)[5]	$(0.42)	$(0.42)	$–	$–	$–	$15.51	(2.64)%[1]	$232,551	1.14%[2]	1.14%[2]	1.14%[2]	(0.04	)%2,[5]	23%
2024	15.52	(0.02)	1.69	1.67	–	(1.26)	(1.26)	15.93	10.43	260,433	1.12	1.12	1.12	(0.13)		35
2023	13.59	0.01	2.65	2.66	(0.02)	(0.71)	(0.73)	15.52	19.65	262,010	1.12	1.12	1.12	0.10		35
2022	17.21	0.02	(2.94)	(2.92)	–	(0.70)	(0.70)	13.59	(16.94)	214,424	1.12	1.12	1.12	0.15		35
2021	16.22	(0.03)	4.84	4.81	–	(3.82)	(3.82)	17.21	30.89	291,961	1.08	1.08	1.08	(0.18)		69
2020	12.80	(0.02)	3.44	3.42	–	–	–	16.22	26.72	340,877	1.12	1.12	1.12	(0.17)		53
Royce Small-Cap Opportunity Fund–R Class
2025†	$13.42	$(0.05)[5]	$(0.34)	$(0.39)	$–	$–	$–	$13.03	(2.91)%[1]	$35,645	1.90%[2]	1.90%[2]	1.90%[2]	(0.80	)%2,[5]	23%
2024	13.18	(0.12)	1.43	1.31	–	(1.07)	(1.07)	13.42	9.54	40,741	1.85	1.85	1.85	(0.87)		35
2023	11.61	(0.08)	2.25	2.17	–	(0.60)	(0.60)	13.18	18.76	45,422	1.85	1.85	1.85	(0.63)		35
2022	14.80	(0.07)	(2.53)	(2.60)	–	(0.59)	(0.59)	11.61	(17.54)	38,971	1.85	1.85	1.85	(0.57)		35
2021	14.03	(0.16)	4.20	4.04	–	(3.27)	(3.27)	14.80	30.01	51,537	1.81	1.81	1.81	(0.90)		69
2020	11.16	(0.09)	2.96	2.87	–	–	–	14.03	25.72	36,065	1.88	1.87	1.87	(0.93)		53
Royce Small-Cap Special Equity Fund–Investment Class
2025†	$15.20	$0.12	$(1.05)	$(0.93)	$–	$–	$–	$14.27	(6.12)%[1]	$393,946	1.27%[2]	1.27%[2]	1.24%[2]	1.72%[2]		3%
2024	17.05	0.36 [6]	0.27	0.63	(0.40)	(2.08)	(2.48)	15.20	3.05	481,035	1.22	1.22	1.22	2.116		5
2023	15.92	0.24	1.80	2.04	(0.25)	(0.66)	(0.91)	17.05	12.83	605,345	1.22	1.22	1.22	1.45		14
2022	19.09	0.18	(1.39)	(1.21)	(0.19)	(1.77)	(1.96)	15.92	(6.33)	587,346	1.21	1.21	1.21	1.01		23
2021	18.22	0.17	3.86	4.03	(0.20)	(2.96)	(3.16)	19.09	22.50	755,338	1.20	1.20	1.20	0.82		42
2020	17.59	0.27	1.03	1.30	(0.26)	(0.41)	(0.67)	18.22	7.43	702,556	1.23	1.23	1.23	1.68		39

See Notes to Financial Statements	34

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

												Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Royce Small-Cap Special Equity Fund–Service Class
2025†	$15.20	$0.10		$(1.04)	$(0.94)	$–	$–	$–	$14.26	(6.18)%[1]	$23,809	1.65%[2]	1.65%[2]	1.49%[2]	1.47%[2]	3%
2024	17.05	0.32	[6]	0.26	0.58	(0.36)	(2.07)	(2.43)	15.20	2.77	27,792	1.58	1.58	1.49	1.87 [6]	5
2023	15.92	0.19		1.79	1.98	(0.20)	(0.65)	(0.85)	17.05	12.50	32,297	1.58	1.57	1.49	1.16	14
2022	19.06	0.12		(1.37)	(1.25)	(0.13)	(1.76)	(1.89)	15.92	(6.56)	34,729	1.57	1.57	1.49	0.70	23
2021	18.19	0.12		3.85	3.97	(0.16)	(2.94)	(3.10)	19.06	22.19	57,738	1.54	1.54	1.46	0.57	42
2020	17.56	0.24		1.04	1.28	(0.24)	(0.41)	(0.65)	18.19	7.29	46,671	1.60	1.60	1.39	1.49	39
Royce Small-Cap Special Equity Fund–Consultant Class
2025†	$13.78	$0.05		$(0.96)	$(0.91)	$–	$–	$–	$12.87	(6.60)%[1]	$10,646	2.45%[2]	2.45%[2]	2.24%[2]	0.72%[2]	3%
2024	15.49	0.17	[6]	0.24	0.41	(0.25)	(1.87)	(2.12)	13.78	2.00	13,029	2.35	2.35	2.24	1.10 [6]	5
2023	14.49	0.05		1.63	1.68	(0.09)	(0.59)	(0.68)	15.49	11.64	15,317	2.36	2.35	2.31	0.35	14
2022	17.37	(0.04)		(1.25)	(1.29)	–	(1.59)	(1.59)	14.49	(7.43)	15,189	2.40	2.40	2.40	(0.23)	23
2021	16.60	(0.05)		3.50	3.45	(0.01)	(2.67)	(2.68)	17.37	21.16	25,068	2.31	2.31	2.31	(0.29)	42
2020	16.05	0.09		0.92	1.01	(0.09)	(0.37)	(0.46)	16.60	6.27	18,852	2.31	2.31	2.31	0.59	39
Royce Small-Cap Special Equity Fund–Institutional Class
2025†	$15.05	$0.12		$(1.03)	$(0.91)	$–	$–	$–	$14.14	(6.05)%[1]	$60,603	1.18%[2]	1.18%[2]	1.18%[2]	1.76%[2]	3%
2024	16.89	0.38	[6]	0.26	0.64	(0.42)	(2.06)	(2.48)	15.05	3.11	93,301	1.14	1.13	1.13	2.21 [6]	5
2023	15.77	0.25		1.79	2.04	(0.27)	(0.65)	(0.92)	16.89	12.95	130,917	1.14	1.14	1.14	1.55	14
2022	18.92	0.19		(1.37)	(1.18)	(0.21)	(1.76)	(1.97)	15.77	(6.27)	116,301	1.12	1.12	1.12	1.08	23
2021	18.06	0.19		3.82	4.01	(0.22)	(2.93)	(3.15)	18.92	22.63	238,810	1.11	1.11	1.11	0.92	42
2020	17.43	0.30		1.01	1.31	(0.28)	(0.40)	(0.68)	18.06	7.52	194,911	1.15	1.15	1.15	1.84	39
Royce Small-Cap Total Return Fund–Investment Class
2025†	$7.58	$0.03		$(0.29)	$(0.26)	$(0.03)	$–	$(0.03)	$7.29	(3.42)%[1]	$578,857	1.23%[2]	1.23%[2]	1.14%[2]	0.84%[2]	30%
2024	7.40	0.04		0.73	0.77	(0.23)	(0.36)	(0.59)	7.58	10.03	625,357	1.21	1.21	1.17	0.57	51
2023	6.56	0.06	[7]	1.50	1.56	(0.25)	(0.47)	(0.72)	7.40	24.07	642,546	1.22	1.22	1.22	0.86 [7]	65
2022	8.78	0.08		(1.25)	(1.17)	(0.11)	(0.94)	(1.05)	6.56	(13.25)	591,730	1.22	1.22	1.22	0.97	62
2021	9.34	0.12		2.21	2.33	(0.13)	(2.76)	(2.89)	8.78	25.78	1,016,331	1.20	1.20	1.20	1.09	64
2020	10.93	0.17		0.19	0.36	(0.21)	(1.74)	(1.95)	9.34	3.82	893,868	1.24	1.24	1.24	1.88	61
Royce Small-Cap Total Return Fund–Service Class
2025†	$7.91	$0.02		$(0.31)	$(0.29)	$(0.02)	$–	$(0.02)	$7.60	(3.66)%[1]	$46,881	1.59%[2]	1.59%[2]	1.49%[2]	0.48%[2]	30%
2024	7.70	0.02		0.75	0.77	(0.19)	(0.37)	(0.56)	7.91	9.69	56,507	1.54	1.54	1.47	0.26	51
2023	6.80	0.04	[7]	1.57	1.61	(0.23)	(0.48)	(0.71)	7.70	23.85	58,424	1.58	1.58	1.49	0.58 [7]	65
2022	9.08	0.06		(1.30)	(1.24)	(0.07)	(0.97)	(1.04)	6.80	(13.54)	58,571	1.57	1.57	1.49	0.74	62
2021	9.62	0.09		2.28	2.37	(0.07)	(2.84)	(2.91)	9.08	25.54	80,478	1.52	1.52	1.49	0.78	64
2020	11.27	0.16		0.18	0.34	(0.19)	(1.80)	(1.99)	9.62	3.51	69,634	1.55	1.55	1.49	1.64	61

See Notes to Financial Statements	35

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

											Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Royce Small-Cap Total Return Fund–Consultant Class
2025†	$8.05	$(0.01)	$(0.30)	$(0.31)	$–	$–	$–	$7.74	(3.85)%[1]	$72,857	2.27%[2]	2.26%[2]	2.17%[2]	(0.20)%[2]	30%
2024	7.83	(0.04)	0.75	0.71	(0.12)	(0.37)	(0.49)	8.05	8.79	81,872	2.24	2.24	2.20	(0.46)	51
2023	6.89	(0.01)[7]	1.58	1.57	(0.14)	(0.49)	(0.63)	7.83	22.91	85,488	2.25	2.24	2.24	(0.17)[7]	65
2022	9.18	0.00	(1.31)	(1.31)	–	(0.98)	(0.98)	6.89	(14.15)	84,448	2.23	2.23	2.23	0.01	62
2021	9.75	0.01	2.31	2.32	(0.01)	(2.88)	(2.89)	9.18	24.63	112,649	2.18	2.18	2.18	0.09	64
2020	11.31	0.09	0.18	0.27	(0.03)	(1.80)	(1.83)	9.75	2.76	110,179	2.22	2.22	2.22	0.88	61
Royce Small-Cap Total Return Fund–Institutional Class
2025†	$7.41	$0.03	$(0.28)	$(0.25)	$(0.04)	$–	$(0.04)	$7.12	(3.43)%[1]	$202,547	1.14%[2]	1.14%[2]	1.02%[2]	0.97%[2]	30%
2024	7.24	0.05	0.71	0.76	(0.24)	(0.35)	(0.59)	7.41	10.19	211,812	1.12	1.12	1.07	0.67	51
2023	6.43	0.07 [7]	1.46	1.53	(0.27)	(0.45)	(0.72)	7.24	24.12	212,581	1.13	1.13	1.13	0.95 [7]	65
2022	8.61	0.08	(1.22)	(1.14)	(0.12)	(0.92)	(1.04)	6.43	(13.13)	181,476	1.14	1.14	1.14	1.07	62
2021	9.17	0.13	2.17	2.30	(0.14)	(2.72)	(2.86)	8.61	25.91	279,510	1.10	1.10	1.10	1.19	64
2020	10.77	0.18	0.18	0.36	(0.24)	(1.72)	(1.96)	9.17	3.87	208,605	1.13	1.13	1.13	1.98	61
Royce Small-Cap Total Return Fund–R Class
2025†	$8.08	$0.01	$(0.31)	$(0.30)	$(0.01)	$–	$(0.01)	$7.77	(3.77)%[1]	$20,731	1.93%[2]	1.93%[2]	1.84%[2]	0.16%[2]	30%
2024	7.85	(0.01)	0.76	0.75	(0.14)	(0.38)	(0.52)	8.08	9.26	22,112	1.89	1.89	1.85	(0.11)	51
2023	6.92	0.01 [7]	1.59	1.60	(0.18)	(0.49)	(0.67)	7.85	23.28	22,322	1.91	1.91	1.91	0.17 [7]	65
2022	9.20	0.03	(1.32)	(1.29)	(0.01)	(0.98)	(0.99)	6.92	(13.87)	20,180	1.91	1.91	1.91	0.32	62
2021	9.76	0.05	2.31	2.36	(0.04)	(2.88)	(2.92)	9.20	25.01	27,040	1.85	1.85	1.85	0.42	64
2020	11.38	0.12	0.18	0.30	(0.12)	(1.80)	(1.92)	9.76	3.08	30,027	1.89	1.88	1.88	1.23	61
Royce Small-Cap Value Fund–Investment Class
2025†	$10.06	$0.06	$(0.56)	$(0.50)	$–	$–	$–	$9.56	(4.97)%[1]	$29,941	1.41%[2]	1.40%[2]	1.24%[2]	1.25%[2]	21%
2024	10.30	0.12	0.28	0.40	(0.13)	(0.51)	(0.64)	10.06	3.54	35,267	1.35	1.34	1.24	1.16	43
2023	8.85	0.11	2.21	2.32	(0.12)	(0.75)	(0.87)	10.30	26.39	37,440	1.36	1.35	1.24	1.15	48
2022	10.43	0.07	(1.09)	(1.02)	(0.05)	(0.51)	(0.56)	8.85	(9.87)	35,545	1.35	1.35	1.24	0.76	62
2021	8.61	0.02	2.41	2.43	(0.01)	(0.60)	(0.61)	10.43	28.48	44,621	1.31	1.31	1.24	0.20	53
2020	9.57	0.06	(0.66)	(0.60)	(0.17)	(0.19)	(0.36)	8.61	(6.25)	34,523	1.39	1.39	1.24	0.76	61
Royce Small-Cap Value Fund–Service Class
2025†	$10.01	$0.05	$(0.57)	$(0.52)	$–	$–	$–	$9.49	(5.19)%[1]	$64,433	1.65%[2]	1.65%[2]	1.49%[2]	0.99%[2]	21%
2024	10.24	0.10	0.27	0.37	(0.09)	(0.51)	(0.60)	10.01	3.35	73,785	1.60	1.60	1.49	0.93	43
2023	8.81	0.09	2.18	2.27	(0.10)	(0.74)	(0.84)	10.24	25.96	99,077	1.62	1.62	1.49	0.92	48
2022	10.38	0.05	(1.09)	(1.04)	(0.03)	(0.50)	(0.53)	8.81	(10.06)	68,455	1.59	1.59	1.49	0.52	62
2021	8.58	(0.01)	2.41	2.40	–	(0.60)	(0.60)	10.38	28.24	81,840	1.55	1.55	1.49	(0.06)	53
2020	9.54	0.04	(0.66)	(0.62)	(0.15)	(0.19)	(0.34)	8.58	(6.47)	75,502	1.62	1.62	1.49	0.50	61

See Notes to Financial Statements	36

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

											Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Royce Smaller-Companies Growth Fund–Investment Class
2025†	$7.90	$(0.02)	$0.62	$0.60	$–	$–	$–	$8.50	7.59%[1]	$72,824	1.29%[2]	1.28%[2]	1.02%[2]	(0.49)%[2]	32%
2024	6.66	(0.04)	1.53	1.49	(0.08)	(0.17)	(0.25)	7.90	22.15	64,900	1.26	1.26	1.24	(0.60)	73
2023	5.69	(0.04)	1.01	0.97	–	–	–	6.66	17.05	63,279	1.27	1.27	1.24	(0.68)	65
2022	8.74	(0.06)	(2.74)	(2.80)	–	(0.25)	(0.25)	5.69	(32.07)	61,107	1.26	1.26	1.24	(0.97)	66
2021	11.06	(0.11)	0.83	0.72	–	(3.04)	(3.04)	8.74	8.09	106,318	1.19	1.19	1.19	(0.91)	50
2020	8.21	(0.07)	4.06	3.99	–	(1.14)	(1.14)	11.06	49.61	112,668	1.25	1.25	1.24	(0.86)	61
Royce Smaller-Companies Growth Fund–Service Class
2025†	$7.60	$(0.03)	$0.58	$0.55	$–	$–	$–	$8.15	7.24%[1]	$114,081	1.57%[2]	1.57%[2]	1.45%[2]	(0.93)%[2]	32%
2024	6.41	(0.06)	1.47	1.41	(0.06)	(0.16)	(0.22)	7.60	21.84	116,998	1.55	1.55	1.49	(0.85)	73
2023	5.48	(0.06)	0.99	0.93	–	–	–	6.41	16.97	112,078	1.57	1.57	1.49	(0.93)	65
2022	8.45	(0.08)	(2.65)	(2.73)	–	(0.24)	(0.24)	5.48	(32.37)	105,585	1.55	1.55	1.49	(1.22)	66
2021	10.74	(0.15)	0.82	0.67	–	(2.96)	(2.96)	8.45	7.78	178,553	1.51	1.51	1.49	(1.21)	50
2020	7.99	(0.09)	3.95	3.86	–	(1.11)	(1.11)	10.74	49.26	181,591	1.54	1.54	1.49	(1.11)	61
Royce Smaller-Companies Growth Fund–Institutional Class
2025†	$8.03	$(0.02)	$0.62	$0.60	$–	$–	$–	$8.63	7.47%[1]	$6,501	1.52%[2]	1.51%[2]	1.02%[2]	(0.48)%[2]	32%
2024	6.77	(0.04)	1.55	1.51	(0.08)	(0.17)	(0.25)	8.03	22.09	5,642	1.54	1.53	1.24	(0.59)	73
2023	5.77	(0.04)	1.04	1.00	–	–	–	6.77	17.33	5,231	1.54	1.53	1.21	(0.65)	65
2022	8.87	(0.06)	(2.79)	(2.85)	–	(0.25)	(0.25)	5.77	(32.17)	4,400	1.53	1.53	1.16	(0.89)	66
2021	11.23	(0.11)	0.85	0.74	–	(3.10)	(3.10)	8.87	8.16	7,278	1.41	1.41	1.16	(0.88)	50
2020	8.33	(0.07)	4.13	4.06	–	(1.16)	(1.16)	11.23	49.70	5,646	1.44	1.44	1.23	(0.85)	61
Royce SMid-Cap Total Return Fund–Investment Class
2025†	$5.94	$0.02	$(0.05)	$(0.03)	$(0.03)	$–	$(0.03)	$5.88	(0.58)%[1]	$47,195	1.27%[2]	1.27%[2]	1.09%[2]	0.85%[2]	24%
2024	6.00	0.06	1.18	1.24	(0.23)	(1.07)	(1.30)	5.94	20.09	49,634	1.24	1.24	1.09	0.92	62
2023	5.48	0.06	1.20	1.26	(0.08)	(0.66)	(0.74)	6.00	23.12	44,754	1.28	1.27	1.09	1.05	14
2022	6.40	0.04	(0.90)	(0.86)	(0.05)	(0.01)	(0.06)	5.48	(13.45)	43,264	1.27	1.27	1.09	0.80	3
2021	6.11	0.05	1.17	1.22	(0.06)	(0.87)	(0.93)	6.40	20.47	54,466	1.21	1.21	1.09	0.76	0
2020	6.21	0.07	0.20	0.27	(0.11)	(0.26)	(0.37)	6.11	4.57	53,421	1.26	1.26	1.09	1.27	4
Royce SMid-Cap Total Return Fund–Service Class
2025†	$6.22	$0.02	$(0.06)	$(0.04)	$(0.02)	$–	$(0.02)	$6.16	(0.63)%[1]	$19,715	1.59%[2]	1.59%[2]	1.34%[2]	0.61%[2]	24%
2024	6.27	0.05	1.22	1.27	(0.20)	(1.12)	(1.32)	6.22	19.62	20,702	1.56	1.56	1.34	0.67	62
2023	5.71	0.05	1.25	1.30	(0.06)	(0.68)	(0.74)	6.27	22.92	18,421	1.62	1.61	1.34	0.81	14
2022	6.65	0.03	(0.94)	(0.91)	(0.02)	(0.01)	(0.03)	5.71	(13.62)	14,005	1.62	1.62	1.34	0.55	3
2021	6.34	0.04	1.21	1.25	(0.04)	(0.90)	(0.94)	6.65	20.11	19,518	1.54	1.54	1.34	0.51	0
2020	6.42	0.06	0.21	0.27	(0.08)	(0.27)	(0.35)	6.34	4.47	19,687	1.60	1.60	1.34	1.02	4

See Notes to Financial Statements	37

Financial Highlights

†	Six months ended June 30, 2025 (unaudited).
[1]	Not annualized

[2]	Annualized

[3]	For Royce Micro-Cap Fund, a special distribution from Concrete Pumping Holdings resulted in an increase in net investment income (loss) per share of $0.01 and an increase in the ratio of net investment income (loss) to average net assets of 0.19% for the Investment Class, $0.01 per share and 0.19% for the Service Class and $0.01 per share and 0.20% for the Consultant Class.

[4]	For Royce Small-Cap Fund, a special distribution from E-L Financial resulted in an increase in net investment income (loss) per share of $0.01 and an increase in the ratio of net investment income (loss) to average net assets of 0.25% for the Investment Class, $0.01 per share and 0.24% for the Service Class, $0.01 per share and 0.24% for the Consultant Class and $0.01 per share and 0.24% for the Institutional Class.

[5]	For Royce Small-Cap Opportunity Fund, a special distribution from Concrete Pumping Holdings resulted in an increase in net investment income (loss) per share of $0.01 and an increase in the ratio of net investment income (loss) to average net assets of 0.11% for the Investment Class, $0.01 per share and 0.10% for the Service Class, $0.01 per share and 0.10% for the Consultant Class, $0.01 per share and 0.10% for the Institutional Class and $0.01 per share and 0.11% for the R Class.

[6]	For Royce Small-Cap Special Equity Fund, a special distribution in 2024 from Ennis resulted in an increase in net investment income (loss) per share of $0.07 and an increase in the ratio of net investment income (loss) to average net assets of 0.44% for the Investment Class, $0.08 per share and 0.45% for the Service Class, $0.07 per share and 0.44% for the Consultant Class and $0.08 per share and 0.45% for the Institutional Class.

[7]	For Royce Small-Cap Total Return Fund, a special distribution in 2023 from Tel Aviv Stock Exchange resulted in an increase in net investment income (loss) per share of $0.01 and an increase in the ratio of net investment income (loss) to average net assets of 0.17% for the Investment Class, $0.01 per share and 0.16% for the Service Class, $0.01 per share and 0.16% for the Consultant Class, $0.01 per share and 0.17% for the Institutional Class and $0.01 per share and 0.17% for the R Class.

See Notes to Financial Statements	38

Notes to Financial Statements (unaudited)

Summary of Significant Accounting Policies:

Royce International Premier Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund and Royce SMid-Cap Total Return Fund (formerly Royce Dividend Value Fund) (each, a “Fund,” and collectively, the “Funds”) are the 10 series of The Royce Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust.

Classes of shares have equal rights as to earnings and assets, except that each class may bear different fees and expenses for distribution, shareholder servicing, registration and shareholder reports, and receive different transfer agent balance credits and expense reimbursements. Investment income, realized and unrealized capital gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class of shares based on its relative net assets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”).

VALUATION OF INVESTMENTS:

Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the 1940 Act (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust’s Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Notes to Financial Statements (unaudited) (continued)

VALUATION OF INVESTMENTS (continued):

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of June 30, 2025. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Royce International Premier Fund
Common Stocks	$125,241,792	$–	$–	$125,241,792
Preferred Stocks	1,787,290	–	–	1,787,290
Repurchase Agreement	–	6,041,816	–	6,041,816
Royce Micro-Cap Fund
Common Stocks	278,076,027	394,537	0	278,470,564
Money Market Fund/Collateral Received for Securities Loaned	5,341,251	–	–	5,341,251
Repurchase Agreement	–	4,100,000	–	4,100,000
Royce Premier Fund
Common Stocks	1,037,005,938	–	–	1,037,005,938
Repurchase Agreement	–	15,714,236	–	15,714,236
Royce Small-Cap Fund
Common Stocks	1,680,517,063	580,457	–	1,681,097,520
Money Market Fund/Collateral Received for Securities Loaned	11,080,900	–	–	11,080,900
Repurchase Agreement	–	40,811,734	–	40,811,734
Royce Small-Cap Opportunity Fund
Common Stocks	1,007,227,038	–	0	1,007,227,038
Money Market Fund/Collateral Received for Securities Loaned	2,453,227	–	–	2,453,227
Repurchase Agreement	–	25,473,379	–	25,473,379
Royce Small-Cap Special Equity Fund
Common Stocks	397,582,925	2,765,175	–	400,348,100
Repurchase Agreement	–	89,140,490	–	89,140,490
Royce Small-Cap Total Return Fund
Common Stocks	881,442,439	–	–	881,442,439
Repurchase Agreement	–	36,914,788	–	36,914,788
Royce Small-Cap Value Fund
Common Stocks	93,468,554	–	–	93,468,554
Repurchase Agreement	–	970,417	–	970,417
Royce Smaller-Companies Growth Fund
Common Stocks	182,639,770	–	–	182,639,770
Money Market Fund/Collateral Received for Securities Loaned	2,840,750	–	–	2,840,750
Repurchase Agreement	–	11,154,705	–	11,154,705
Royce SMid-Cap Total Return Fund
Common Stocks	63,760,930	–	–	63,760,930
Repurchase Agreement	–	3,061,079	–	3,061,079

Notes to Financial Statements (unaudited) (continued)

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of June 30, 2025, are next business day and continuous.

FOREIGN CURRENCY:

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, expiration of currency forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at the end of the reporting period, as a result of changes in foreign currency exchange rates.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Certain Funds invest a significant portion of their respective assets in foreign companies that may be subject to different risks than investments in securities of U.S. companies, including adverse political, social, economic, or other developments that are unique to a particular country or region. Therefore, the prices of securities of foreign companies in particular countries or regions may, at times, move in a different direction than those of securities of U.S. companies. Because such investments in securities of foreign companies are usually denominated in foreign currencies and such Funds do not intend to hedge their foreign currency exposures, the U.S. dollar value of such investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

SECURITIES LENDING:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

Notes to Financial Statements (unaudited) (continued)

SECURITIES LENDING (continued):

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of June 30, 2025:

	CASH COLLATERAL[1]	SECURITIES ON LOAN COLLATERALIZED BY CASH COLLATERAL	NET AMOUNT
Royce Micro-Cap Fund	$5,341,251	$(5,197,207)	$144,044
Royce Small-Cap Fund	11,080,900	(11,025,444)	55,456
Royce Small-Cap Opportunity Fund	2,453,227	(2,328,816)	124,411
Royce Smaller-Companies Growth Fund	2,840,750	(2,872,875)	(32,125)
[1]	Absent an event of default, assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of June 30, 2025:

	NON-CASH COLLATERAL	SECURITIES ON LOAN COLLATERALIZED BY NON-CASH COLLATERAL	NET AMOUNT
Royce Micro-Cap Fund	$2,927,545	$(2,868,613)	$58,932
Royce Small-Cap Fund	12,895,719	(12,635,533)	260,186
Royce Small-Cap Opportunity Fund	11,806,197	(11,560,856)	245,341
Royce Small-Cap Value Fund	437,178	(428,486)	8,692
Royce Smaller-Companies Growth Fund	7,556,348	(7,405,397)	150,951

DISTRIBUTIONS AND TAXES:

As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year.

Royce Small-Cap Total Return Fund and Royce SMid-Cap Total Return Fund pay any dividends from net investment income quarterly and make any distributions from net realized gains annually in December. The other Funds pay any dividends and capital gain distributions annually in December. Dividends from net investment income and distributions from capital gains are determined at a class level. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

CAPITAL GAINS TAX:

The Funds may be subject to a tax imposed on capital gains on securities of issuers domiciled in India. The Funds record an estimated deferred tax liability for gains in these securities. This amount, if any, is reported as deferred capital gains tax in the accompanying Statements of Assets and Liabilities, assuming those positions were disposed of at the end of the period, and accounted for as a reduction in the market value of the security.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield-to-maturity method. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

CASH INCLUDING FOREIGN CURRENCIES:

Cash, including foreign currencies, consists of deposits maintained at State Street Bank and Trust Company, the Funds’ Custodian (in such capacity, the “Custodian”), and through the Custodian’s global sub-custodian network. Accordingly, each Fund’s risk for the possible insolvency loss of a cash deposit lies with the Custodian or the relevant sub-custodian bank. Fund cash deposits maintained at the Custodian or through a particular sub-custodian bank may be significant, and may, at times, exceed U.S. or other applicable insurance limits.

EXPENSES:

The Funds incur direct and indirect expenses. Expenses directly attributable to a Fund are charged to the Fund, while expenses applicable to more than one of the Royce Funds are allocated equitably. Certain personnel, occupancy costs and other administrative expenses related to all of the Royce Funds are allocated by Royce under an administration agreement and are included in administrative and office facilities and legal expenses.

COMPENSATING BALANCE CREDITS:

The Funds have an arrangement with their transfer agent, whereby a portion of the transfer agent’s fee is paid indirectly by credits earned on a Fund’s cash on deposit with the transfer agent.

Notes to Financial Statements (unaudited) (continued)

LINE OF CREDIT:

The Funds, along with certain other Royce Funds, participate in a $65 million line of credit (“Credit Agreement”) with State Street Bank and Trust Company to be used for short-term working capital purposes, to include the funding of shareholder redemptions and trade settlements. This revolving Credit Agreement expires on October 3, 2025. Pursuant to the Credit Agreement, each participating Fund is liable for a portion of the commitment fee for the credit facility (i.e., 0.25% of any unused portion of the line of credit) and for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a variable rate equal to the Applicable Rate plus the Applicable Margin. The term Applicable Rate means, for any day, a rate equal to the sum of (a) 0.10%, plus (b) the higher of (i) the Federal Funds Effective Rate for such day, or (ii) the Overnight Bank Funding Rate for such day; provided that if the Applicable Rate as so determined shall be less than 0.0%, such Applicable Rate shall be deemed to be 0.0% for all purposes of the Credit Agreement. The term Applicable Margin means 1.25%. The Funds did not utilize the line of credit during the six months ended June 30, 2025.

INDEMNIFICATION PROVISIONS:

Reference is made to Delaware law and the Trust’s Certificate of Trust, Trust Instrument, and By-laws, as amended and supplemented, each of which provides for the indemnification by the Trust of the Trust’s officers and trustees under the circumstances and to the extent set forth therein. Reference is also made to the investment advisory agreements between the Trust, on behalf of the Funds, and Royce which provides for the indemnification by the relevant Fund of Royce under the circumstances and to the extent set forth therein. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification provisions in favor of such service providers and other covered persons. The amount of any potential Fund liability under these indemnification arrangements, if any, currently cannot be determined with any degree of specificity. The Trust is not currently in possession of any information that would cause it to believe that any Fund is reasonably likely to be subject to any material adverse impact from the operation of these indemnification arrangements. No assurance can be given, however, that any Fund will not incur any liability from the operation of these indemnification arrangements. Any future liability to a Fund that may arise from the operation of such arrangements will be disclosed to the extent required by relevant accounting guidance and applicable laws, rules, and regulations.

Capital Share Transactions (in dollars):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
Royce International Premier Fund
Investment Class	$2,615,715	$33,063,486	$–	$3,908,771	$(32,998,323)	$(192,175,576)	$(30,382,608)	$(155,203,319)
Service Class	318,789	2,109,944	–	711,026	(2,727,827)	(13,505,148)	(2,409,038)	(10,684,178)
Institutional Class	2,708,114	17,629,775	–	2,244,129	(37,749,030)	(142,179,752)	(35,040,916)	(122,305,848)
Royce Micro-Cap Fund
Investment Class	5,063,218	4,877,734	–	16,552,883	(14,566,361)	(25,221,166)	(9,503,143)	(3,790,549)
Service Class	642,264	1,525,770	–	13,130,354	(8,583,613)	(20,137,394)	(7,941,349)	(5,481,270)
Consultant Class	36,145	33,524	–	1,065,047	(935,788)	(1,561,379)	(899,643)	(462,808)
Royce Premier Fund
Investment Class	38,379,498	134,661,178	–	72,540,796	(120,305,385)	(326,775,722)	(81,925,887)	(119,573,748)
Service Class	2,387,267	5,269,880	–	2,584,680	(4,790,463)	(9,684,366)	(2,403,196)	(1,829,806)
Consultant Class	60,952	863,878	–	944,900	(1,634,179)	(1,592,710)	(1,573,227)	216,068
Institutional Class	17,593,021	65,915,254	–	22,477,597	(149,901,371)	(52,332,567)	(132,308,350)	36,060,284
Royce Small-Cap Fund
Investment Class	40,647,967	110,834,521	–	109,698,197	(143,270,864)	(194,256,092)	(102,622,897)	26,276,626
Service Class	2,147,283	5,254,845	–	5,181,369	(8,225,937)	(16,106,045)	(6,078,654)	(5,669,831)
Consultant Class	983,447	3,451,863	–	13,663,545	(15,974,500)	(27,693,165)	(14,991,053)	(10,577,757)
Institutional Class	18,221,247	41,536,973	–	18,752,713	(17,874,107)	(35,649,627)	347,140	24,640,059
Royce Small-Cap Opportunity Fund
Investment Class	31,476,915	128,105,952	–	49,382,009	(105,523,782)	(282,291,462)	(74,046,867)	(104,803,501)
Service Class	5,897,081	7,953,448	–	3,785,705	(7,738,886)	(37,092,462)	(1,841,805)	(25,353,309)
Consultant Class	303,698	1,314,264	–	874,075	(870,050)	(2,813,102)	(566,352)	(624,763)
Institutional Class	21,805,264	52,513,964	–	16,066,624	(42,643,060)	(77,816,237)	(20,837,796)	(9,235,649)
R Class	1,184,023	2,525,347	–	3,012,053	(5,157,344)	(11,053,131)	(3,973,321)	(5,515,731)
Royce Small-Cap Special Equity Fund
Investment Class	27,683,449	45,753,240	–	61,035,276	(84,699,166)	(177,307,002)	(57,015,717)	(70,518,486)
Service Class	1,704,752	3,759,299	–	2,799,060	(3,969,107)	(7,661,508)	(2,264,355)	(1,103,149)
Consultant Class	178,426	618,506	–	1,599,341	(1,706,973)	(2,956,849)	(1,528,547)	(739,002)
Institutional Class	10,287,080	21,682,125	–	9,963,360	(37,301,063)	(58,187,477)	(27,013,983)	(26,541,992)

Notes to Financial Statements (unaudited) (continued)

Capital Share Transactions (in dollars) (continued):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
Royce Small-Cap Total Return Fund
Investment Class	$31,946,980	$58,896,942	$2,047,862	$40,678,659	$(57,427,413)	$(131,564,902)	$(23,432,571)	$(31,989,301)
Service Class	2,914,707	8,939,500	113,398	3,568,943	(10,393,919)	(15,943,602)	(7,365,814)	(3,435,159)
Consultant Class	1,076,284	3,653,350	–	4,363,616	(6,879,128)	(13,810,805)	(5,802,844)	(5,793,839)
Institutional Class	16,971,942	30,910,950	958,622	16,109,322	(18,798,334)	(51,824,255)	(867,770)	(4,803,983)
R Class	2,108,695	3,362,771	13,300	1,365,181	(2,681,806)	(5,525,044)	(559,811)	(797,092)
Royce Small-Cap Value Fund
Investment Class	770,643	2,217,156	–	1,853,426	(4,086,479)	(5,419,825)	(3,315,836)	(1,349,243)
Service Class	841,877	18,534,190	–	3,942,817	(6,203,175)	(46,091,106)	(5,361,298)	(23,614,099)
Royce Smaller-Companies Growth Fund
Investment Class	6,740,839	3,525,861	–	1,345,604	(3,663,727)	(14,629,868)	3,077,112	(9,758,403)
Service Class	1,223,984	3,739,232	–	3,210,708	(11,808,377)	(20,821,334)	(10,584,393)	(13,871,394)
Institutional Class	994,352	224,456	–	167,736	(550,590)	(819,591)	443,762	(427,399)
Royce SMid-Cap Total Return Fund
Investment Class	4,090,229	4,170,176	179,308	8,412,864	(6,362,238)	(7,305,680)	(2,092,701)	5,277,360
Service Class	613,490	1,805,721	44,032	3,329,102	(1,390,119)	(2,641,374)	(732,597)	2,493,449

Capital Share Transactions (in shares):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES OUTSTANDING
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
Royce International Premier Fund
Investment Class	219,344	2,605,758	–	323,574	(2,777,726)	(15,308,135)	(2,558,382)	(12,378,803)
Service Class	21,993	137,566	–	48,336	(189,695)	(886,576)	(167,702)	(700,674)
Institutional Class	225,670	1,395,870	–	185,926	(3,059,185)	(11,073,960)	(2,833,515)	(9,492,164)
Royce Micro-Cap Fund
Investment Class	481,513	434,533	–	1,428,204	(1,442,481)	(2,198,638)	(960,968)	(335,901)
Service Class	65,684	137,748	–	1,173,401	(865,518)	(1,823,474)	(799,834)	(512,325)
Consultant Class	5,015	4,032	–	127,246	(126,072)	(187,022)	(121,057)	(55,744)
Royce Premier Fund
Investment Class	3,650,914	11,454,398	–	6,242,753	(11,378,017)	(28,058,218)	(7,727,103)	(10,361,067)
Service Class	234,326	463,932	–	231,188	(474,340)	(856,260)	(240,014)	(161,140)
Consultant Class	7,723	99,329	–	108,734	(205,458)	(182,997)	(197,735)	25,066
Institutional Class	1,656,375	5,519,508	–	1,903,268	(14,090,827)	(4,364,574)	(12,434,452)	3,058,202
Royce Small-Cap Fund
Investment Class	4,736,203	11,587,350	–	11,498,763	(16,870,172)	(20,273,319)	(12,133,969)	2,812,794
Service Class	249,364	549,559	–	546,558	(953,089)	(1,695,181)	(703,725)	(599,064)
Consultant Class	148,975	468,435	–	1,871,718	(2,444,267)	(3,782,155)	(2,295,292)	(1,442,002)
Institutional Class	2,100,816	4,313,227	–	1,959,531	(2,125,527)	(3,713,563)	(24,711)	2,559,195
Royce Small-Cap Opportunity Fund
Investment Class	2,246,068	8,164,012	–	3,044,514	(7,480,794)	(18,072,964)	(5,234,726)	(6,864,438)
Service Class	433,783	558,963	–	257,006	(589,164)	(2,610,763)	(155,381)	(1,794,794)
Consultant Class	26,968	110,845	–	70,376	(81,547)	(232,265)	(54,579)	(51,044)
Institutional Class	1,437,405	3,273,243	–	963,227	(2,798,072)	(4,761,126)	(1,360,667)	(524,656)
R Class	97,506	186,618	–	214,229	(395,863)	(811,769)	(298,357)	(410,922)
Royce Small-Cap Special Equity Fund
Investment Class	1,933,975	2,698,028	–	3,829,064	(5,977,568)	(10,380,018)	(4,043,593)	(3,852,926)
Service Class	121,537	227,323	–	175,600	(279,612)	(468,610)	(158,075)	(65,687)
Consultant Class	13,756	39,107	–	110,604	(132,319)	(192,994)	(118,563)	(43,283)
Institutional Class	715,681	1,279,359	–	631,391	(2,627,058)	(3,463,221)	(1,911,377)	(1,552,471)
Royce Small-Cap Total Return Fund
Investment Class	4,523,796	7,892,856	285,070	5,131,713	(7,898,391)	(17,335,602)	(3,089,525)	(4,311,033)
Service Class	388,795	1,146,922	15,060	430,977	(1,383,752)	(2,021,325)	(979,897)	(443,426)
Consultant Class	141,928	458,659	–	515,794	(891,776)	(1,731,041)	(749,848)	(756,588)
Institutional Class	2,403,921	4,181,387	137,187	2,082,824	(2,694,126)	(7,020,432)	(153,018)	(756,221)
R Class	273,322	421,612	1,727	160,988	(343,799)	(689,614)	(68,750)	(107,014)

Notes to Financial Statements (unaudited) (continued)

Capital Share Transactions (in shares) (continued):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES OUTSTANDING
	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24	Six Months Ended 6/30/25 (unaudited)	Year Ended 12/31/24
Royce Small-Cap Value Fund
Investment Class	80,256	215,913	–	174,687	(452,145)	(521,001)	(371,889)	(130,401)
Service Class	91,857	1,846,601	–	373,727	(677,470)	(4,522,237)	(585,613)	(2,301,909)
Royce Smaller-Companies Growth Fund
Investment Class	822,579	489,527	–	161,150	(465,090)	(1,934,003)	357,489	(1,283,326)
Service Class	161,813	480,951	–	399,839	(1,567,407)	(2,966,141)	(1,405,594)	(2,085,351)
Institutional Class	120,900	30,592	–	19,781	(70,678)	(120,498)	50,222	(70,125)
Royce SMid-Cap Total Return Fund
Investment Class	728,941	649,459	31,413	1,365,492	(1,091,824)	(1,108,440)	(331,470)	906,511
Service Class	100,385	266,887	7,422	516,485	(233,987)	(393,422)	(126,180)	389,950

Investment Adviser and Distributor:

INVESTMENT ADVISER:

Under the Trust’s investment advisory agreements with Royce, Royce is entitled to receive investment advisory fees in respect of each Fund that are computed daily and payable monthly. Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) to the extent necessary to maintain certain Funds’ net annual operating expense ratios at specified levels through April 30, 2026. To the extent that they impacted net expenses for the six months ended June 30, 2025, the effects of those arrangements are shown below. See the Prospectuses for contractual waivers and expiration dates for all classes of all Funds.

	ANNUAL CONTRACTUAL ADVISORY FEE AS A PERCENTAGE OF	COMMITTED NET ANNUAL OPERATING EXPENSE RATIO CAP					SIX MONTHS ENDED JUNE 30, 2025 (UNAUDITED)
	AVERAGE NET ASSETS[1]	Investment Class	Service Class	Consultant Class	Institutional Class	R Class	Net advisory fees	Advisory fees waived
Royce International Premier Fund	1.00%	1.19%	1.44%	N/A	1.04%	N/A	$608,121	$150,447
Royce Micro-Cap Fund	1.00%	1.24%	1.49%	2.24%	N/A	N/A	1,355,735	–
Royce Premier Fund	1.00%	N/A	1.49%	2.24%	N/A	N/A	5,567,452	–
Royce Small-Cap Fund	0.76%[2]	N/A	N/A	N/A	N/A	N/A	6,485,762	–
Royce Small-Cap Opportunity Fund	1.00%	1.24%	1.49%	2.24%	N/A	N/A	5,176,130	–
Royce Small-Cap Special Equity Fund	1.00%	1.24%	1.49%	2.24%	N/A	N/A	2,630,175	–
Royce Small-Cap Total Return Fund	1.00%	N/A	1.49%	2.24%	1.02%	N/A	4,199,950	420,637
Royce Small-Cap Value Fund	1.00%	1.24%	1.49%	N/A	N/A	N/A	481,653	–
Royce Smaller-Companies Growth Fund	1.00%	1.02%	1.49%	N/A	1.02%	N/A	789,103	103,751
Royce SMid-Cap Total Return Fund	0.85%	1.09%	1.34%	N/A	N/A	N/A	277,960	–
[1]	From a base annual rate of 1.00% (0.85% for Royce SMid-Cap Total Return Fund), the annual rates of investment advisory fees payable by each of the Funds, other than Royce Small-Cap Fund, are reduced by the indicated amount at the following breakpoints applicable to a Fund’s net assets in excess of $2 billion: more than $2 billion to $3 billion – .05% per annum; more than $3 billion to $4 billion – .10% per annum; over $4 billion – .15% per annum.

[2]	Royce Small-Cap Fund’s fees are calculated at the annual rate of 1.00% of the first $50 million of the Fund’s average net assets, 0.875% of the next $50 million of average net assets and 0.75% of average net assets in excess of $100 million.

DISTRIBUTOR:

Royce Fund Services, LLC (“RFS”), the distributor of the Trust’s shares, is a wholly owned subsidiary of Royce. RFS is entitled to receive distribution fees that are computed daily and payable monthly.

	ANNUAL CONTRACTUAL DISTRIBUTION FEE AS A	SIX MONTHS ENDED JUNE 30, 2025 (UNAUDITED)
	PERCENTAGE OF AVERAGE NET ASSETS	Net distribution fees	Distribution fees waived
Royce International Premier Fund – Service Class	0.25%	$ 23,792	$ –
Royce Micro-Cap Fund – Service Class	0.25%	144,440	–
Royce Micro-Cap Fund – Consultant Class	1.00%	44,967	–
Royce Premier Fund – Service Class	0.25%	35,975	–
Royce Premier Fund – Consultant Class	1.00%	50,694	–
Royce Small-Cap Fund – Service Class	0.25%	67,149	7,769
Royce Small-Cap Fund – Consultant Class	1.00%	810,610	–
Royce Small-Cap Opportunity Fund – Service Class	0.25%	59,475	–
Royce Small-Cap Opportunity Fund – Consultant Class	1.00%	56,137	–
Royce Small-Cap Opportunity Fund – R Class	0.50%	87,745	–

Notes to Financial Statements (unaudited) (continued)

DISTRIBUTOR (continued):

	ANNUAL CONTRACTUAL DISTRIBUTION FEE AS A	SIX MONTHS ENDED JUNE 30, 2025 (UNAUDITED)
	PERCENTAGE OF AVERAGE NET ASSETS	Net distribution fees	Distribution fees waived
Royce Small-Cap Special Equity Fund – Service Class	0.25%	$ 30,611	$ –
Royce Small-Cap Special Equity Fund – Consultant Class	1.00%	56,276	–
Royce Small-Cap Total Return Fund – Service Class	0.25%	63,016	–
Royce Small-Cap Total Return Fund – Consultant Class	1.00%	371,408	–
Royce Small-Cap Total Return Fund – R Class	0.50%	51,627	–
Royce Small-Cap Value Fund – Service Class	0.25%	81,424	–
Royce Smaller-Companies Growth Fund – Service Class	0.25%	137,513	–
Royce SMid-Cap Total Return Fund – Service Class	0.25%	24,487	–

Purchases and Sales of Investment Securities:

For the six months ended June 30, 2025, the costs of purchases and the proceeds from sales of investment securities, other than short-term securities and collateral received for securities loaned, were as follows:

	PURCHASES	SALES
Royce International Premier Fund	$16,515,067	$89,895,133
Royce Micro-Cap Fund	64,069,674	82,455,395
Royce Premier Fund	163,729,624	354,227,322
Royce Small-Cap Fund	346,590,440	426,196,807
Royce Small-Cap Opportunity Fund	238,922,522	338,137,969
Royce Small-Cap Special Equity Fund	12,407,308	80,188,279
Royce Small-Cap Total Return Fund	267,916,052	310,210,447
Royce Small-Cap Value Fund	20,778,121	28,967,020
Royce Smaller-Companies Growth Fund	55,276,810	64,327,901
Royce SMid-Cap Total Return Fund	17,933,925	14,664,107

Redemptions-In-Kind:

The Funds may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. The net realized gain will not be realized for tax purposes. For the six months ended June 30, 2025, the following Funds had redemptions-in-kind:

	AMOUNT REDEEMED IN-KIND	REALIZED GAIN
Royce Small-Cap Fund	$19,771,890	$9,579,778
Royce Small-Cap Special Equity Fund	8,942,007	3,239,684

Class Specific Expenses:

Class specific expenses were as follows for the six months ended June 30, 2025:

	NET DISTRIBUTION FEES	SHAREHOLDER SERVICING	REGISTRATION	SHAREHOLDER REPORTS	COMPENSATING BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER
Royce International Premier Fund – Investment Class	$–	$51,500	$8,879	$11,063	$(1,062)	$70,380	$22,191
Royce International Premier Fund – Service Class	23,792	17,794	6,176	2,246	(218)	49,790	11,880
Royce International Premier Fund – Institutional Class	–	39,006	8,347	9,788	(8,569)	48,572	48,572
	23,792	108,300	23,402	23,097	(9,849)		82,643
Royce Micro-Cap Fund – Investment Class	–	84,509	9,642	12,343	(5,584)	100,910	21,807
Royce Micro-Cap Fund – Service Class	144,440	98,405	8,335	5,972	(624)	256,528	49,681
Royce Micro-Cap Fund – Consultant Class	44,967	8,869	6,474	1,621	(194)	61,737	11,890
	189,407	191,783	24,451	19,936	(6,402)		83,378
Royce Premier Fund – Investment Class	–	416,095	14,026	40,743	(11,315)	459,549	–
Royce Premier Fund – Service Class	35,975	29,924	6,299	5,134	(820)	76,512	23,037
Royce Premier Fund – Consultant Class	50,694	8,762	6,222	1,536	(189)	67,025	10,130
Royce Premier Fund – Institutional Class	–	7,641	10,119	27,837	(830)	44,767	–
	86,669	462,422	36,666	75,250	(13,154)		33,167
Royce Small-Cap Fund – Investment Class	–	536,885	17,228	55,054	(25,055)	584,112	–
Royce Small-Cap Fund – Service Class	67,149	51,023	6,269	4,910	(931)	128,420	–
Royce Small-Cap Fund – Consultant Class	810,610	75,987	8,093	8,342	(2,609)	900,423	–
Royce Small-Cap Fund – Institutional Class	–	25,679	8,981	9,432	(5,964)	38,128	–
	877,759	689,574	40,571	77,738	(34,559)		–

Notes to Financial Statements (unaudited) (continued)

Class Specific Expenses (continued):

	NET DISTRIBUTION FEES	SHAREHOLDER SERVICING	REGISTRATION	SHAREHOLDER REPORTS	COMPENSATING BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER
Royce Small-Cap Opportunity Fund – Investment Class	$–	$453,299	$14,495	$34,279	$(13,801)	$488,272	$56,879
Royce Small-Cap Opportunity Fund – Service Class	59,475	41,057	6,173	5,462	(334)	111,833	23,582
Royce Small-Cap Opportunity Fund – Consultant Class	56,137	8,156	5,974	1,537	(140)	71,664	8,738
Royce Small-Cap Opportunity Fund – Institutional Class	–	12,859	8,366	6,927	(1,718)	26,434	–
Royce Small-Cap Opportunity Fund – R Class	87,745	43,106	5,678	1,420	(258)	137,691	–
	203,357	558,477	40,686	49,625	(16,251)		89,199
Royce Small-Cap Special Equity Fund – Investment Class	–	261,234	11,818	21,621	(7,827)	286,846	52,436
Royce Small-Cap Special Equity Fund – Service Class	30,611	24,661	6,078	2,811	(236)	63,925	19,520
Royce Small-Cap Special Equity Fund – Consultant Class	56,276	10,260	6,328	1,703	(358)	74,209	11,632
Royce Small-Cap Special Equity Fund – Institutional Class	–	9,648	6,909	4,462	(972)	20,047	–
	86,887	305,803	31,133	30,597	(9,393)		83,588
Royce Small-Cap Total Return Fund – Investment Class	–	311,290	11,874	31,331	(9,484)	345,011	–
Royce Small-Cap Total Return Fund – Service Class	63,016	47,220	6,364	4,100	(549)	120,151	1,294
Royce Small-Cap Total Return Fund – Consultant Class	371,408	45,807	6,979	6,400	(1,776)	428,818	–
Royce Small-Cap Total Return Fund – Institutional Class	–	6,538	7,227	13,997	(409)	27,353	27,353
Royce Small-Cap Total Return Fund – R Class	51,627	27,504	3,807	2,036	(380)	84,594	–
	486,051	438,359	36,251	57,864	(12,598)		28,647
Royce Small-Cap Value Fund – Investment Class	–	24,485	7,508	3,047	(1,171)	33,869	25,009
Royce Small-Cap Value Fund – Service Class	81,424	53,444	12,165	5,818	(562)	152,289	52,366
	81,424	77,929	19,673	8,865	(1,733)		77,375
Royce Smaller-Companies Growth Fund – Investment Class	–	36,105	7,804	5,402	(2,630)	46,681	46,681
Royce Smaller-Companies Growth Fund – Service Class	137,513	86,836	9,373	5,829	(714)	238,837	–
Royce Smaller-Companies Growth Fund – Institutional Class	–	3,932	5,951	1,042	(78)	10,847	10,847
	137,513	126,873	23,128	12,273	(3,422)		57,528
Royce SMid-Cap Total Return Fund – Investment Class	–	34,910	9,417	4,431	(621)	48,137	40,400
Royce SMid-Cap Total Return Fund – Service Class	24,487	18,414	7,638	1,811	(298)	52,052	24,292
	24,487	53,324	17,055	6,242	(919)		64,692

Notes to Financial Statements (unaudited) (continued)

Tax Information:

As of June 30, 2025, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		NET UNREALIZED	GROSS UNREALIZED
	TAX BASIS COST	APPRECIATION (DEPRECIATION)	Appreciation	(Depreciation)
Royce International Premier Fund	$ 112,554,039	$ 20,516,859	$ 29,732,893	$ 9,216,034
Royce Micro-Cap Fund	228,647,700	59,264,115	91,521,662	32,257,547
Royce Premier Fund	608,870,799	443,849,375	474,872,312	31,022,937
Royce Small-Cap Fund	1,189,443,673	543,546,481	604,948,347	61,401,866
Royce Small-Cap Opportunity Fund	841,348,699	193,804,945	298,552,178	104,747,233
Royce Small-Cap Special Equity Fund	446,530,331	42,958,259	75,465,224	32,506,965
Royce Small-Cap Total Return Fund	778,063,829	140,293,398	190,454,553	50,161,155
Royce Small-Cap Value Fund	72,616,271	21,822,700	27,363,208	5,540,508
Royce Smaller-Companies Growth Fund	145,364,611	51,270,614	57,448,297	6,177,683
Royce SMid-Cap Total Return Fund	58,848,773	7,973,236	11,519,593	3,546,357

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, is a company in which a Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the six months ended June 30, 2025:

AFFILIATED COMPANY [1]	SHARES 12/31/24	MARKET VALUE 12/31/24	COSTS OF PURCHASES	PROCEEDS FROM SALES	REALIZED GAIN (LOSS)	CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)	DIVIDEND INCOME	SHARES 6/30/25	MARKET VALUE 6/30/25
Royce Small-Cap Opportunity Fund
CONSUMER DISCRETIONARY – 0.6%
TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Lakeland Industries [2]	428,565	$10,949,836	$ 603,421	$ 910,078	$ 219,521	$ (5,067,739)	$ 24,285	n/a	n/a
		10,949,836			219,521	(5,067,739)	24,285
Royce Small-Cap Special Equity Fund
CONSUMER DISCRETIONARY – 4.2%
TEXTILES, APPAREL & LUXURY GOODS – 4.2%
Movado Group [3]	1,068,000	21,018,240	4,687,965	355,397	10,081	(4,659,014)	847,175	1,357,500	$ 20,701,875
		21,018,240			10,081	(4,659,014)	847,175		20,701,875
FINANCIALS – 4.1%
CAPITAL MARKETS – 4.1%
Diamond Hill Investment Group [3]	139,500	21,636,450	–	367,987	124,287	(1,476,125)	411,189	137,063	19,916,625
		21,636,450			124,287	(1,476,125)	411,189		19,916,625
INDUSTRIALS – 2.6%
MACHINERY – 2.6%
Gencor Industries [3,4]	913,000	16,114,450	65,741	264,016	90,292	(3,392,467)	–	901,000	12,614,000
		16,114,450			90,292	(3,392,467)	–		12,614,000
INFORMATION TECHNOLOGY – 4.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.3%
NVE Corporation [3]	326,500	26,586,895	215	3,352,787	388,623	(2,901,731)	641,600	281,500	20,721,215
		26,586,895			388,623	(2,901,731)	641,600		20,721,215
		85,356,035			613,283	(12,429,337)	1,899,964		73,953,715

1  Percentages represent the percentages of the investments in the Affiliated Companies of the Fund’s net assets.

2  Not an Affiliated Company as of June 30, 2025.

3  As of June 30, 2025, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

4  Non-income producing.

Segment Reporting:

The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Segment Reporting Disclosures (the “Update”). The Update is limited to disclosure requirements and does not impact the Funds’ financial position or results of operations.

Each Fund operates as a single operating segment, which is a segregated investment portfolio. Royce, in its capacity as investment manager, functions as the Chief Operating Decision Maker (CODM) for each Fund for purposes of the Update, evaluating its results and performance based upon its specific investment strategy and other relevant facts and circumstances. The CODM uses these measures to assess Fund performance and allocate resources effectively, subject to compliance with applicable legal and regulatory requirements and oversight from its Board of Trustees. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

Notes to Financial Statements (unaudited) (continued)

Segment Reporting (continued):

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Subsequent Events:

Effective July 1, 2025, Royce Dividend Value Fund became Royce SMid-Cap Total Return Fund. This name change is reflected in the accompanying financial statements.

Subsequent events have been evaluated through the date the financial statements were issued and it has been determined that no other events have occurred that require disclosure.

Changes In and Disagreements with Accountants for the Period Covered by this Report

Not applicable.

Results of Meeting(s) of Shareholders for the Period Covered by this Report

Not applicable.

Remuneration Paid to Directors, Officers and Others for the Period Covered by this Report

Refer to the financial statements included herein.

Board Approval of Investment Advisory Agreements

At meetings held on June 17-18, 2025, the Board of Trustees of The Royce Fund (the “Board”), including all of the non-interested trustees, approved the continuation of the investment advisory agreements between Royce & Associates, LP (“Royce”) and The Royce Fund (“TRF”) relating to each of Royce Small-Cap Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Value Fund, Royce Smaller-Companies Growth Fund, Royce Dividend Value Fund (renamed Royce SMid-Cap Total Return Fund as of July 1, 2025), and Royce International Premier Fund (each, an “Agreement” and collectively, the “Agreements”). In reaching these decisions, the Board reviewed the materials provided by Royce, which included, among other things, information prepared internally by Royce and independently by Broadridge Financial Solutions, Inc. (“Broadridge”) using the database and methodology of Morningstar Associates, LLC (“Morningstar”). Such materials contained detailed investment advisory fee, expense ratio, and investment performance comparisons for each series of TRF listed above (each, a “Fund” and collectively, the “Funds”) with other mutual funds in its Broadridge-assigned “peer group” and Morningstar “category”, information regarding the past performance of the Funds and other registered investment companies managed by Royce and a memorandum outlining the legal duties of the Board prepared by independent counsel to the non-interested trustees. Royce also provided the trustees with an analysis of its profitability with respect to providing investment advisory services to each of the Funds. In addition, the Board took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution fees and expenses, regulatory compliance, brokerage commissions and research, brokerage and other execution products and services provided to the Funds. The Board also took into account information furnished by Royce in response to various trustee questions regarding Royce operations and the Funds’ investment performance, fees, and expenses. The Board also considered other matters it deemed important to the approval process such as allocation of brokerage commissions, “soft dollar” research services Royce receives, payments made to affiliates of Royce, as well as payments made by Royce relating to the servicing and distribution of Fund shares, and other direct and indirect benefits Royce and its affiliates receive from their relationship with the Funds. The trustees also met throughout the year with investment advisory personnel from Royce. The Board also noted Royce’s efforts to provide enhanced analytical tools to its investment staff along with the ongoing meetings conducted by Royce’s Co-Chief Investment Officers with portfolio managers experiencing performance challenges in an attempt to address such challenges. The Board, in its deliberations, recognized that, for many of the Funds’ shareholders, the decision to purchase shares of one or more of the Funds included a decision to select Royce as the investment adviser and that there was a strong association in the minds of such shareholders between Royce and each Fund. In considering factors relating to the approval of the continuation of the Agreement for each Fund, the non-interested trustees had access to assistance and advice from, and had met separately with, their independent legal counsel. While continuation of the investment advisory and administrative arrangements for each Fund was considered at the same Board meeting, the trustees considered the circumstances and interests of each Fund separately. Among other factors, the trustees noted that they considered the following:

The nature, extent and quality of services provided by Royce

The Board considered the following factors to be of fundamental importance to its consideration of

Board Approval of Investment Advisory Agreements (cont.)

whether to approve the continuation of the Agreement for each Fund: (i) Royce’s more than 50-year track record of consistently applying its value-based investment approaches; (ii) the history of long-tenured Royce portfolio managers managing many of the Funds; (iii) Royce’s focus on micro-, small-, and mid-cap value investing; (iv) the integrity and high ethical standards adhered to at Royce; (v) Royce’s specialized experience in the area of trading small- and micro-cap securities; (vi) Royce’s historical ability to attract and retain portfolio management, research, and analytical talent, particularly the effort and resources Royce had committed to acquiring such talent in recent years; (vii) Royce’s risk management and oversight processes, which seek to aid portfolio managers in evaluating risk metrics, factor exposures, and performance attributes and drivers for the Funds they manage; and (viii) Royce’s focus on shareholder interests as exemplified by capping expenses on smaller funds, temporarily closing various Funds to new investors when Royce believed such temporary closings were in the best interests of existing shareholders, liquidating share classes for certain Funds that did not attract sufficient assets to make them viable on a long-term basis or, when appropriate under the Fund’s Rule 18f-3 Plan, converting shares of such Funds into shares of other share classes that had lower net annualized operating expense ratios, establishing breakpoints for a number of Funds, and providing expansive shareholder reporting and communications. The Board also noted that Royce’s compensation policy arrangements encourage portfolio manager investment in each Fund that they manage. The Board reviewed the services that Royce provides to the Funds, including, but not limited to, managing each Fund’s investments in accordance with the stated policies of each Fund and applicable legal and regulatory requirements. The Board considered the fact that Royce provided certain administrative services to the Funds at cost, pursuant to the Administration Agreement between Royce and TRF, on behalf of each Fund. The Board determined that the services to be provided to each Fund by Royce would be the same as those that it previously provided to each Fund. The Board also took into consideration the histories, reputations and backgrounds of Royce’s portfolio managers for each Fund, finding that these would likely have an impact on the continued success of such Fund. The Board concluded that the investment advisory services provided by Royce to each Fund compared favorably to services provided by Royce to other Royce client accounts, including other pooled investment vehicles, in both nature and quality, and that the scope of services provided by Royce continues to be suitable for each Fund.

Investment performance of the Funds and Royce

The Board recognizes that performance patterns for the high active share, differentiated, and consistently applied smaller company investment strategies employed by the Funds: (i) will be cyclical; (ii) may, at times, be meaningfully different from those of the performance benchmarks and similar funds against which the Funds are often compared; and (iii) may include periods of underperformance relative to such benchmarks and similar funds. The Board continues to believe that risk-adjusted performance represents an appropriate measure of each Fund’s investment performance. One measure of risk-adjusted performance historically used by the trustees in their review of each Fund’s performance is the Sharpe Ratio. The Sharpe Ratio is a risk-adjusted measure of performance developed by Nobel Laureate William Sharpe. It is calculated by dividing a fund’s annualized excess returns by its annualized standard deviation to determine reward per unit of risk. The higher the Sharpe Ratio, the better a fund’s historical risk-adjusted performance. The Board attaches importance to risk-adjusted performance over relatively long periods of time, typically 3 to 10 years, because such periods tend to encompass different market environments and cycles, unlike shorter time periods.

Board Approval of Investment Advisory Agreements (cont.)

The Russell 2000 Index and the Russell Micro-Cap Index rose 11.54% and 13.70%, respectively, during the calendar year ended December 31, 2024. Outside the United States, the MSCI ACWI ex-USA Small Cap Index (USD) gained 3.36% during 2024. Within the U.S. small-cap market, the Board noted that small-cap growth stocks fared better than small-cap value stocks during 2024, as they did in 2023, with the Russell 2000 Growth Index posting a return of 15.15%, compared to a gain of 8.05% for the Russell 2000 Value Index. Despite the solid absolute returns for the Russell 2000 Index and the Russell Micro-Cap Index in 2024, the Russell 1000 Index gained 24.51% during the period and outperformed its smaller-cap siblings.

It was also noted that a large portion of the post-2008 market period was marked by historically low interest rates and significant U.S. Federal Reserve market intervention. During this period, highly leveraged, non-earning companies and yield-oriented securities (e.g., master limited partnerships, real estate investment trusts, and utilities) generally outperformed those companies with more conservative balance sheets, low leverage, the ability to generate and effectively allocate free cash flow, and strong returns on invested capital and cyclical companies generally favored by the Funds. The Board noted that the relative risk-adjusted investment performance of certain Funds was adversely affected during periods in which the above-described market factors were prevalent.

The Board noted that two of the ten Funds (20%) ranked in the 1st Sharpe Ratio quartile within their respective Morningstar categories for the 1-year period ended December 31, 2024, with five of the ten Funds (50%) ranking in the 1st or 2nd Sharpe Ratio quartile for that period. In addition, the Board noted that six of the ten Funds (60%) ranked in the 1st or 2nd Sharpe Ratio quartile within their respective Morningstar categories for at least: (i) two of the 3-, 5-, and 10-year periods ended December 31, 2024; and (ii) three of the 1-, 3-, 5-, and 10-year periods ended December 31, 2024.

The Board noted that Royce Small-Cap Total Return Fund (“RTR”) and Royce Dividend Value Fund (renamed Royce SMid-Cap Total Return Fund as of July 1, 2025) (“RDV”) ranked in the 1st or 2nd Sharpe Ratio quartile within their respective Morningstar categories for each of the 1-, 3-, 5-, and 10-year periods ended December 31, 2024 (i.e., RTR: 2nd, 1st, 2nd, and 1st; and RDV: 1st, 1st, 2nd, and 2nd). The relative risk-adjusted performance of Royce Small-Cap Fund (“PMF”), Royce Micro-Cap Fund (“RMC”), Royce Small-Cap Opportunity Fund (“ROF”), and Royce Smaller-Companies Growth Fund (“RVP”) was close behind that of the above-referenced group, ranking in the 1st or 2nd Sharpe Ratio quartile within their respective Morningstar categories for three of the 1-, 3-, 5-, and 10-year periods ended December 31, 2024 (i.e., PMF: 4th, 2nd, 2nd, and 2nd; RMC: 2nd, 2nd, 1st, and 4th; ROF 2nd, 3rd, 1st, and 1st; and RVP: 1st, 2nd, 2nd, and 4th). The Board also noted that Royce Premier Fund (“RPR”), Royce Small-Cap Value Fund (“RVV”), and Royce International Premier Fund (“RIP”) ranked in the 1st or 2nd Sharpe Ratio quartile within their respective Morningstar categories for one of the 1-, 3-, 5-, and 10-year periods ended December 31, 2024 (i.e., RPR: 4th, 3rd, 4th, and 2nd; RVV: 4th, 1st, 3rd, and 4th; and RIP: 4th, 4th, 4th, and 2nd). The relative risk-adjusted performance of Royce Small-Cap Special Equity Fund (“RSE”) did not rank in the 1st or 2nd Sharpe Ratio quartile within its Morningstar category for any of the 1-year (4th), 3-year (4th), 5- year (3rd), and 10-year (3rd) periods ended December 31, 2024.

The Board also received an analysis that compared the Sharpe Ratio of each Fund with the arithmetic average of the Sharpe Ratios of the funds within its Morningstar category for each of the 1-, 3-, 5-, and 10-year periods ended March 31, 2025. The Board

Board Approval of Investment Advisory Agreements (cont.)

noted that the Sharpe Ratios of six of the ten Funds (60%) equaled or exceeded the arithmetic average of the Sharpe Ratios of the funds within their respective Morningstar categories for at least two of these time periods as follows: (i) all four time periods (1 Fund: RDV); (ii) three of the four time periods (3 Funds: PMF, RTR, and RVP); and (iii) two of the four time periods (2 Funds: RPR and ROF). Thus, the Sharpe Ratios for four of the ten Funds (40%) equaled or exceeded the arithmetic average of the Sharpe Ratios of the funds within their respective Morningstar categories during at least three of the four relevant time periods (i.e., RDV, PMF, RTR, and RVP). The Sharpe Ratios of RVV and RIP equaled or exceeded the arithmetic average of the Sharpe Ratios of the funds within their respective Morningstar categories during one of the four relevant time periods while the Sharpe Ratios for RMC and RSE did not equal or exceed the arithmetic average of the Sharpe Ratios of the funds within their respective Morningstar categories during any of the performance periods. The Board also received an analysis that compared the Sharpe Ratio of each Fund with the Sharpe Ratio of its primary benchmark index for each of the 1-, 3-, 5-, and 10-year periods ended March 31, 2025. The Board noted that the Sharpe Ratios of eight of the ten Funds (80%) equaled or exceeded the Sharpe Ratios of their respective primary benchmark indexes for at least two of these time periods as follows: (i) all four time periods (4 Funds: RMC, RTR, RVP, and RDV); (ii) three of the four time periods (2 Funds: PMF and ROF); and (iii) two of the four time periods (2 Funds: RPR and RVV). Thus, the Sharpe Ratios for six of the ten Funds (60%) equaled or exceeded the Sharpe Ratios of their respective primary benchmark indexes during at least three of the four relevant time periods (i.e., RMC, RTR, RVP, RDV, PMF, and ROF). The Sharpe Ratios of RSE and RIP did not equal or exceed the Sharpe Ratios of their respective primary benchmark indexes during any of the performance periods.

The Board also noted that the peer groups included in the Broadridge materials provided to them for a number of Funds may not be appropriate for performance comparisons and that Royce had augmented the data provided to the Board throughout the years by including performance information from a broader universe of other funds that Royce believes are comparable to those Funds.

In addition to the relative risk–adjusted performance of each Fund, the Board also reviewed and considered absolute total returns and down-market performance and long-term performance records over periods exceeding ten years.

The Board also received detailed information from Royce comparing each Fund’s average annual total returns to those of its primary benchmark index for the 1-, 3-, 5-, and 10-year periods ended March 31, 2025, and noted that: (i) three Funds (i.e., RTR, RVP, and RDV) outperformed their respective primary benchmark indexes during all four performance periods; (ii) two Funds (i.e., PMF and RMC) outperformed their respective primary benchmark indexes during three of the four performance periods; and (iii) three Funds (i.e., RPR, ROF, and RVV) outperformed their respective primary benchmark indexes during two of the four performance periods. Thus, eight of the ten Funds (80%) outperformed their respective primary benchmark indexes on an absolute return basis during at least two of the 1-, 3-, 5-, and 10-year periods ended March 31, 2025, with five of the ten Funds (50%) outperforming their respective primary benchmark indexes on an absolute return basis during at least three of the four performance periods. RSE outperformed its primary benchmark index on an absolute return basis during one of the 1-, 3-, 5-, and 10-year periods ended March 31, 2025, while RIP did not outperform its primary benchmark index on an absolute return basis during any of the performance periods.

Board Approval of Investment Advisory Agreements (cont.)

The Board also considered it important to look beyond “snapshot” performance as of December 31, 2024, and therefore examined monthly rolling average returns for each Fund relative to its primary benchmark index for the 3-, 5-, and 10-year periods ended March 31, 2025. The Board noted that: (i) three Funds (i.e., RPR, ROF, and RIP) outperformed their respective primary benchmark indexes for a majority of the monthly rolling average annual return periods during all three of the applicable time periods; and (ii) two Funds (i.e., PMF and RMC) outperformed their respective primary benchmark indexes for a majority of the monthly rolling average annual return periods during two of the three applicable time periods. Thus, five of the ten Funds (50%) outperformed their respective primary benchmark indexes for a majority of the monthly rolling average annual return periods during at least two of the 3-, 5-, and 10-year periods ended March 31, 2025 (i.e., RPR, ROF, RIP, PMF, and RMC). RTR and RSE outperformed their respective primary benchmark indexes for a majority of the monthly rolling average annual return periods during one of the 3-, 5-, and 10-year periods ended March 31, 2025, while RVV, RVP, and RDV did not outperform their respective primary benchmark indexes for a majority of the monthly rolling average annual return periods during any of the performance periods.

Although the Board recognized that past performance is not necessarily an indicator of future results, it found that Royce had the necessary qualifications, experience and track record in managing equity mutual funds to manage each Fund. The Board determined that Royce continues to be an appropriate investment adviser for each Fund.

Cost of the services provided and profits realized by Royce from its relationship with each Fund

The Board considered the cost of the services provided by Royce and profits realized by Royce from its relationship with each Fund. As part of the analysis, the Board discussed with Royce its methodology in allocating its costs to each Fund and concluded that Royce’s allocations were reasonable. The Board noted that at times in the past Royce had temporarily closed certain of the Funds to new investors because of the rate of growth in Fund assets. The Board concluded that Royce’s profits with respect to each Fund during the calendar year ended December 31, 2024, were reasonable in relation to the nature and quality of services provided.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale

While acknowledging that the presence or absence of economies of scale in fund management businesses can be debated and is in any event difficult to measure and directly assess, the Board considered whether there have been economies of scale in respect of the management of each Fund, whether each Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. The Board noted the time and effort involved in managing portfolios of small- and micro-cap stocks and that they did not involve the same efficiencies as portfolios of large-cap stocks. The Board also noted that in 2004 breakpoints were added to the investment advisory fees for all of the then-existing Funds except PMF (PMF’s fee schedule already had breakpoints) and that the investment advisory fees for all Funds organized since 2004 included breakpoints. The Board further noted the reduced contractual breakpoint levels for each Fund other than PMF that became effective as of July 1, 2017. The Board concluded that the current fee structure for each Fund is reasonable and that the relevant shareholders sufficiently participated in economies of scale (while again noting the various potential issues with assessing such economies of scale both in general and under the facts at hand) and that no changes were currently necessary.

Board Approval of Investment Advisory Agreements (cont.)

Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients

The Board reviewed the investment advisory fee paid by each Fund and compared both the services to be rendered and the fees to be paid under the Agreements to other contracts of Royce and to contracts of other investment advisers to registered investment companies investing in micro- and small-cap stocks, as provided by Broadridge. The Board noted that the effective investment advisory fee rate for: (i) PMF was lower than the median for its Broadridge-assigned peer group; (ii) RMC equaled the median for its Broadridge-assigned peer group; and (iii) each of the remaining Funds exceeded the median for their respective Broadridge-assigned peer groups. The Board also noted the value of the net annual operating expense ratio in assessing a fund’s expenses, particularly in light of the variations in the mutual fund industry as to which entity is responsible for particular types of expenses.

The Board noted that the net annual operating expense ratios for PMF, RMC, and RIP ranked in the 2nd (second least expensive) quartile among their respective Broadridge-assigned peers for the calendar year ended December 31, 2024. The trustees further noted that the net annual operating expense ratios for ROF, RSE, RVP, and RVV ranked in the 3rd (third most expensive) quartile among their respective Broadridge-assigned peer groups for the relevant period. The net annual operating expense ratios of ROF, RSE, RVP, and RVV were 10, 1, 7, and 6 basis points higher, respectively, than the median for their respective Broadridge-assigned peer groups for the relevant period.

In addition, the Board noted the net annual operating expense ratios for the remaining three Funds (i.e., RPR, RTR, and RDV) ranked in the 4th (most expensive) quartile among their respective Broadridge-assigned peers for the calendar year ended December 31, 2024. While the Board noted that the net annual operating expense ratios of RPR and RTR were 23 and 16 basis points higher, respectively, than the median for their respective Broadridge-assigned peer groups, they also noted that such net annual operating expense ratios were only 10 and 8 basis points, respectively, higher than the average net annual operating expense ratio for the 217 small-cap funds in the Morningstar small-cap category (oldest share class only, non-institutional, non-index, non-ETF funds with Rule 12b-1 fees of 0.25% or less). The net annual operating expense ratios of RPR and RTR would have ranked in the 60th percentile (3rd quartile) and the 55th percentile (3rd quartile), respectively, among the 217 funds within such Morningstar small-cap category. The Board also noted that RPR and RTR had the highest active share scores (i.e., a measure of the difference between a portfolio’s holdings and those of its benchmark) among their respective Broadridge-assigned peers. The trustees noted that although RDV’s net annual operating expense ratio was 13 basis points higher than the median for its Broadridge-assigned peers, such net annual operating expense ratio was equal to the average net annual operating expense ratio for the 217 small-cap funds in the Morningstar small-cap category (oldest share class only, non-institutional, non-index, non-ETF funds with Rule 12b-1 fees of 0.25% or less). The trustees also noted that: (i) RDV’s average net assets were significantly lower than the median average net assets for its Broadridge-assigned peer group for the period (i.e., average net assets of $68.42 million for RDV compared to median average net assets of $105.30 million for its Broadridge-assigned peers); (ii) RDV’s securities portfolio had the second-lowest weighted average market capitalization of its peers for the period; and (iii) the weighted average market capitalization of RDV’s securities portfolio was significantly lower than the median weighted average market capitalization for its Broadridge-assigned peer group for the period (i.e., weighted average market capitalization of

Board Approval of Investment Advisory Agreements (cont.)

$5.03 billion for RDV’s securities portfolio compared to a median weighted average market capitalization of $12.49 billion for the securities portfolios of its Broadridge-assigned peers).

The Board further noted that the contractual investment advisory fee rate for each of RPR, RTR, and RDV is consistent with those of the other Funds that invest primarily in micro-cap and small-cap equity securities. After taking into consideration that the level of work necessary to invest in domestic and/or international micro-cap and small-cap equity securities is significantly greater than that necessary to invest in larger-cap securities, the trustees noted that the basis point differentials in investment advisory fees, which in part give rise to the generally higher net annual operating expense ratios for RPR and RTR were appropriate for those series of the Fund. The trustees also noted that: (i) the contractual investment advisory fee rate for RDV is slightly lower than that of the other Funds because RDV invests a greater portion of its assets in larger-cap securities compared such other Funds; and (ii) RDV’s effective investment advisory fee rate was only 5 basis points higher than the median of its Broadridge-assigned peer group for the calendar year ended December 31, 2024.

The Board also noted that Royce manages each Fund in an active fashion. The industry accepted metric for measuring how actively an equity portfolio is managed is called “active share.” In particular, active share measures how much the holdings of an equity portfolio differ from the holdings of its appropriate passive benchmark index. At the extremes, a portfolio with no holdings in common with the benchmark would have 100% active share, while a portfolio that is identical to the benchmark would have 0% active share. Royce presented several analyses to the Board which demonstrated that mutual funds with high active share scores had higher expense ratios than mutual funds with lower active share scores due to the resources required for the active management of those funds. The trustees noted that each of PMF had an active share of 87%, RMC had an active share of 89%, ROF had an active share of 90%, RVP had an active share of 92%, and the remaining six Funds had active shares of 95% or greater for the calendar year ended December 31, 2024.

The Board further noted that Royce waived investment advisory fees and/or reimbursed expenses for numerous Funds, both during the calendar year ended December 31, 2024, and during earlier periods, in order to maintain expense ratios at competitive levels and acknowledged Royce’s intention to continue this expense limitation practice. The Board also noted lower contractual asset breakpoints for each Fund other than PMF became effective as of July 1, 2017. The Board also considered investment advisory fees charged by Royce to institutional and other clients and noted that, given the greater levels of services that Royce provides to registered investment companies such as the Funds as compared to other accounts, each Fund’s investment advisory fees compared favorably to these other accounts.

No single factor was cited as determinative to the decision of the Board. Rather, after weighing all of the considerations and conclusions discussed above, the entire Board, including all the non-interested trustees, determined to approve the continuation of the existing Agreement for each Fund, concluding that continuation of the Agreement for each Fund is in the best interest of the shareholders of the relevant Fund and that each Fund’s investment advisory fee rate is reasonable in relation to the services provided.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. The information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders. None.

Item 16. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control over Financial Reporting. There were no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation. Not Applicable.

Item 19. Exhibits. Attached hereto.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Not Applicable to this semi-annual report.

(a)(3)(a) Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)(b) Not Applicable.

(a)(4) Not Applicable.

(b) Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ROYCE FUND

BY:	/s/Christopher D. Clark

Christopher D. Clark

President

Date: August 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THE ROYCE FUND	THE ROYCE FUND

BY:	/s/Christopher D. Clark	BY:	/s/Peter K. Hoglund

Christopher D. Clark	Peter K. Hoglund

President	Chief Financial Officer

Date: August 12, 2025	Date: August 12, 2025